TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of TIAA-CREF Life Insurance Company and the Contract Owners of TIAA- CREF Life Separate Account VA-1

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of TIAA-CREF Life Separate Account VA-1 indicated in the table below as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub- accounts of TIAA-CREF Life Separate Account VA-1 as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Nuveen Life Balanced(1)	MFS Growth Series—Initial Class(1)

Nuveen Life Core Bond(1)	MFS Massachusetts Investors Growth Stock Portfolio(1)

Nuveen Life Core Equity(1)	MFS Utilities Series—Initial Class(1)

Nuveen Life Growth Equity(1)	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class(1)

Nuveen Life International Equity(1)	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class(1)

Nuveen Life Large Cap Responsible Equity(1)	PIMCO VIT All Asset Portfolio—Institutional Class(1)

Nuveen Life Large Cap Value(1)	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class(1)

Nuveen Life Money Market(1)	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class(1)

Nuveen Life Real Estate Securities Select(1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class(1)

Nuveen Life Small Cap Equity(1)	PIMCO VIT Real Return Portfolio—Institutional Class(1)

Nuveen Life Stock Index(1)	PVC Equity Income Account—Class 1(1)

Calamos Growth and Income Portfolio(1)	PVC MidCap Account—Class 1(1)

ClearBridge Variable Growth Portfolio—Class I(1)	PSF Natural Resources Portfolio—Class II(1)

ClearBridge Variable Small Cap Growth Portfolio—Class I(1)	PSF PGIM Jennison Blend Portfolio—Class II(4)

Credit Suisse Trust-Commodity Return Strategy Portfolio(1)	PSF PGIM Jennison Value Portfolio—Class II(1)

Delaware VIP International Series—Standard Class(2)	Royce Capital Fund Micro-Cap Portfolio—Investment Class(1)

Dimensional VA Equity Allocation Portfolio(1)	Royce Capital Fund Small-Cap Portfolio—Investment Class(1)

Dimensional VA Global Bond Portfolio(1)	T. Rowe Price Health Sciences Portfolio I(1)

Dimensional VA Global Moderate Allocation Portfolio(1)	T. Rowe Price Limited-Term Bond Portfolio(1)

Dimensional VA International Small Portfolio(1)	Templeton Developing Markets VIP Fund—Class 1(1)

Dimensional VA International Value Portfolio(1)	Vanguard VIF Balanced Portfolio(1)

Dimensional VA Short-Term Fixed Portfolio(1)	Vanguard VIF Capital Growth Portfolio(1)

Dimensional VA US Large Value Portfolio(1)	Vanguard VIF Conservative Allocation Portfolio(1)

Dimensional VA US Targeted Value Portfolio(1)	Vanguard VIF Equity Index Portfolio(1)

Franklin Income VIP Fund—Class 1(1)	Vanguard VIF Global Bond Index Portfolio(1)

Franklin Mutual Shares VIP Fund—Class 1(1)	Vanguard VIF High Yield Bond Portfolio(1)

Franklin Small-Mid Cap Growth VIP Fund—Class 1(1)	Vanguard VIF International Portfolio(1)

Janus Henderson Forty Portfolio—Institutional Shares(1)	Vanguard VIF Mid-Cap Index Portfolio(1)

Janus Henderson Overseas Portfolio—Institutional Shares(1)	Vanguard VIF Moderate Allocation Portfolio(1)

Janus Henderson Mid Cap Value Portfolio-Institutional Shares(1)	Vanguard VIF Real Estate Index Portfolio(1)

John Hancock Disciplined Value Emerging Markets Equity Trust(1)	Vanguard VIF Small Company Growth Portfolio(1)

LVIP Macquarie Diversified Income Fund—Standard Class(1)	Vanguard VIF Total Bond Market Index Portfolio(1)

Macquarie VIP International Core Equity Series—Standard Class(3)	Vanguard VIF Total International Stock Market Index Portfolio(1)

Macquarie VIP Small Cap Value Series—Standard Class(1)	Vanguard VIF Total Stock Market Index Portfolio(1)

Matson Money Fixed Income VI Portfolio(1)	VY CBRE Global Real Estate Portfolio—Class I(1)

Matson Money International Equity VI Portfolio(1)	Wanger Acorn(1)

Matson Money U.S. Equity VI Portfolio(1)	Wanger International(1)

MFS Global Equity Series—Initial Class(1)	Western Asset Variable Global High Yield Bond Portfolio—Class I(1)

(1)	Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and December 31, 2023.
(2)

Statement of operations for the period January 1, 2024 through April 26, 2024 and statement of changes in net assets for the period January 1, 2024 through April 26, 2024 and for the year ended December 31, 2023.

(3)	Statement of operations and statement of changes in net assets for the period April 26, 2024 (commencement of operations) through December 31, 2024.
(4)

Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the year ended December 31, 2024 and for the period December 8, 2023 (commencement of operations) through December 31, 2023.

B-2	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

Basis for Opinions

These financial statements are the responsibility of the TIAA-CREF Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of TIAA-CREF Life Separate Account VA-1 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of TIAA-CREF Life Separate Account VA-1 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 29, 2025

We have served as the auditor of one or more of the sub-accounts of TIAA-CREF Life Separate Account VA-1 since 2005.

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-3

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2024

	Nuveen Life Balanced Sub-Account	Nuveen Life Core Bond Sub-Account	Nuveen Life Core Equity Sub-Account	Nuveen Life Growth Equity Sub-Account	Nuveen Life International Equity Sub-Account

ASSETS

Investments, at value	$60,039,261	$160,717,124	$189,829,160	$156,887,733	$118,662,138

Total assets	$60,039,261	$160,717,124	$189,829,160	$156,887,733	$118,662,138

NET ASSETS	$60,039,261	$160,717,124	$189,829,160	$156,887,733	$118,662,138

NET ASSETS

Accumulation fund	$60,039,261	$160,717,124	$164,950,108	$142,421,250	$113,703,831

Annuity fund	—	—	24,879,052	14,466,483	4,958,307

Net assets	$60,039,261	$160,717,124	$189,829,160	$156,887,733	$118,662,138

Investments, at cost	$58,628,169	$171,628,605	$157,665,604	$118,263,495	$109,829,852

Shares held in corresponding Funds	4,723,781	17,758,798	8,470,734	6,853,986	12,664,049

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$—	$—	$159.71	$112.15	$41.79

Lifetime Variable Select Annuity	—	42.81	159.64	112.22	41.79

Intelligent Variable Annuity

Band 1	45.77	43.55	162.40	114.12	42.49

Band 2	46.53	44.68	166.61	117.07	43.59

Band 3	47.04	45.45	169.48	119.09	44.34

Band 4	47.81	46.62	173.87	122.18	45.50

Band 5	45.28	42.81	159.65	112.19	41.77

Band 6	46.02	43.92	163.79	115.09	42.86

Band 7	46.53	44.68	166.61	117.07	43.59

Band 8	47.29	45.83	170.93	120.11	44.73

Statements of Operations

TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended December 31, 2024

	Nuveen Life Balanced Sub-Account	Nuveen Life Core Bond Sub-Account	Nuveen Life Core Equity Sub-Account	Nuveen Life Growth Equity Sub-Account	Nuveen Life International Equity Sub-Account

INVESTMENT INCOME

Dividends	$1,277,602	$6,081,752	$1,470,916	$363,875	$2,661,724

Expenses

Administrative expenses	63,084	181,676	312,344	241,740	163,804

Mortality and expense risk charges	100,696	225,672	547,321	434,718	280,038

Guaranteed minimum death benefits	32,255	50,873	20,426	16,228	26,927

Total expenses	196,035	458,221	880,091	692,686	470,769

Net investment income (loss)	1,081,567	5,623,531	590,825	(328,811)	2,190,955

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	338,112	(4,939,935)	6,131,115	6,615,421	2,402,231

Capital gain distributions	1,677,234	—	6,147,398	—	—

Net realized gain (loss)	2,015,346	(4,939,935)	12,278,513	6,615,421	2,402,231

Net change in unrealized appreciation (depreciation) on investments	2,990,847	3,096,045	31,026,921	28,814,610	(1,111,208)

Net realized and unrealized gain (loss) on investments	5,006,193	(1,843,890)	43,305,434	35,430,031	1,291,023

Net increase (decrease) in net assets from operations	$6,087,760	$3,779,641	$43,896,259	$35,101,220	$3,481,978

B-4	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Nuveen Life Large Cap Responsible Equity Sub-Account	Nuveen Life Large Cap Value Sub-Account	Nuveen Life Money Market Sub-Account	Nuveen Life Real Estate Securities Select Sub-Account	Nuveen Life Small Cap Equity Sub-Account

ASSETS

Investments, at value	$93,187,487	$70,117,573	$104,656,445	$58,158,356	$61,700,829

Total assets	$93,187,487	$70,117,573	$104,656,445	$58,158,356	$61,700,829

NET ASSETS	$93,187,487	$70,117,573	$104,656,445	$58,158,356	$61,700,829

NET ASSETS

Accumulation fund	$84,558,562	$61,463,622	$104,656,445	$50,781,567	$55,254,733

Annuity fund	8,628,925	8,653,951	—	7,376,789	6,446,096

Net assets	$93,187,487	$70,117,573	$104,656,445	$58,158,356	$61,700,829

Investments, at cost	$79,348,052	$61,975,984	$104,656,445	$59,470,262	$53,285,796

Shares held in corresponding Funds	4,495,296	3,603,164	104,656,445	4,175,044	3,978,132

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$136.65	$155.93	$—	$150.16	$198.07

Lifetime Variable Select Annuity	137.17	155.96	12.51	150.26	198.19

Intelligent Variable Annuity

Band 1	138.94	158.57	12.73	152.73	201.44

Band 2	142.54	162.69	13.06	156.69	206.66

Band 3	144.99	165.49	13.29	159.39	210.22

Band 4	148.75	169.78	13.63	163.52	215.67

Band 5	136.59	155.89	12.52	150.14	198.03

Band 6	140.13	159.93	12.84	154.04	203.17

Band 7	142.54	162.69	13.06	156.69	206.66

Band 8	146.23	166.91	13.40	160.75	212.02

	Nuveen Life Large Cap Responsible Equity Sub-Account	Nuveen Life Large Cap Value Sub-Account	Nuveen Life Money Market Sub-Account	Nuveen Life Real Estate Securities Select Sub-Account	Nuveen Life Small Cap Equity Sub-Account

INVESTMENT INCOME

Dividends	$1,329,142	$1,123,539	$5,337,506	$1,686,076	$535,147

Expenses

Administrative expenses	146,982	118,934	115,372	104,665	100,521

Mortality and expense risk charges	245,338	191,989	162,413	186,532	176,452

Guaranteed minimum death benefits	12,120	11,245	37,062	4,734	6,253

Total expenses	404,440	322,168	314,847	295,931	283,226

Net investment income (loss)	924,702	801,371	5,022,659	1,390,145	251,921

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	3,146,009	3,666,625	—	(904,193)	917,624

Capital gain distributions	4,533,065	4,628,660	—	—	648,561

Net realized gain (loss)	7,679,074	8,295,285	—	(904,193)	1,566,185

Net change in unrealized appreciation (depreciation) on investments	5,770,429	597,690	—	1,956,947	6,518,478

Net realized and unrealized gain (loss) on investments	13,449,503	8,892,975	—	1,052,754	8,084,663

Net increase (decrease) in net assets from operations	$14,374,205	$9,694,346	$5,022,659	$2,442,899	$8,336,584

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-5

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2024

	Nuveen Life Stock Index Sub-Account	Calamos Growth and Income Portfolio Sub-Account	ClearBridge Variable Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account	Credit Suisse Trust— Commodity Return Strategy Portfolio Sub-Account

ASSETS

Investments, at value	$678,647,373	$5,222,611	$29,550,209	$5,017,842	$492,651

Total assets	$678,647,373	$5,222,611	$29,550,209	$5,017,842	$492,651

NET ASSETS	$678,647,373	$5,222,611	$29,550,209	$5,017,842	$492,651

NET ASSETS

Accumulation fund	$616,711,550	$5,222,611	$29,550,209	$5,017,842	$492,651

Annuity fund	61,935,823	—	—	—	—

Net assets	$678,647,373	$5,222,611	$29,550,209	$5,017,842	$492,651

Investments, at cost	$438,117,683	$3,903,207	$35,277,333	$4,875,997	$613,612

Shares held in corresponding Funds	14,405,591	225,016	2,036,541	181,215	27,400

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$179.83	$—	$—	$—	$—

Lifetime Variable Select Annuity	179.74	—	—	—	—

Intelligent Variable Annuity

Band 1	182.87	—	58.25	61.92	22.22

Band 2	187.61	—	59.76	63.53	22.60

Band 3	190.84	—	60.79	64.62	22.85

Band 4	195.79	56.14	62.36	66.30	23.24

Band 5	179.77	—	57.26	60.87	21.98

Band 6	184.43	—	58.75	62.45	22.35

Band 7	187.61	—	59.76	63.53	—

Band 8	192.47	55.19	61.31	65.17	—

Statements of Operations

TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended December 31, 2024

	Nuveen Life Stock Index Sub-Account	Calamos Growth and Income Portfolio Sub-Account	ClearBridge Variable Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account	Credit Suisse Trust— Commodity Return Strategy Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$8,854,417	$19,111	$31,488	$—	$16,971

Expenses

Administrative expenses	989,705	5,007	29,894	5,147	561

Mortality and expense risk charges	1,776,086	—	58,841	5,429	1,194

Guaranteed minimum death benefits	119,192	1,495	14,281	1,815	116

Total expenses	2,884,983	6,502	103,016	12,391	1,871

Net investment income (loss)	5,969,434	12,609	(71,528)	(12,391)	15,100

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	56,736,391	73,372	(3,516,580)	(406,063)	(36,461)

Capital gain distributions	9,638,364	72,807	7,909,853	169,433	—

Net realized gain (loss)	66,374,755	146,179	4,393,273	(236,630)	(36,461)

Net change in unrealized appreciation (depreciation) on investments	62,371,993	780,855	(840,709)	455,795	45,750

Net realized and unrealized gain (loss) on investments	128,746,748	927,034	3,552,564	219,165	9,289

Net increase (decrease) in net assets from operations	$134,716,182	$939,643	$3,481,036	$206,774	$24,389

B-6	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Delaware VIP International Series— Standard Class Sub-Account†	Dimensional VA Equity Allocation Portfolio Sub-Account	Dimensional VA Global Bond Portfolio Sub-Account	Dimensional VA Global Moderate Allocation Portfolio Sub-Account	Dimensional VA International Small Portfolio Sub-Account	Dimensional VA International Value Portfolio Sub-Account

ASSETS

Investments, at value	$—	$15,239,650	$55,055,219	$48,153,622	$46,602,586	$95,595,229

Total assets	$—	$15,239,650	$55,055,219	$48,153,622	$46,602,586	$95,595,229

NET ASSETS	$—	$15,239,650	$55,055,219	$48,153,622	$46,602,586	$95,595,229

NET ASSETS

Accumulation fund	$—	$15,239,650	$55,055,219	$48,153,622	$46,602,586	$95,595,229

Net assets	$—	$15,239,650	$55,055,219	$48,153,622	$46,602,586	$95,595,229

Investments, at cost	$—	$13,906,813	$57,228,529	$43,535,542	$47,728,629	$91,760,567

Shares held in corresponding Funds	—	960,886	5,652,487	2,945,176	4,020,931	7,003,313

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$—

Lifetime Variable Select Annuity	—

Intelligent Variable Annuity

Band 1	—	$50.03	$28.80	$49.01	$52.45	$49.74

Band 2	—	50.59	29.36	49.84	53.45	50.70

Band 3	—	50.97	29.73	50.40	54.13	51.34

Band 4	—	51.54	30.30	51.25	55.17	52.33

Band 5	—	49.65	28.44	48.47	51.78	49.12

Band 6	—	50.21	28.99	49.29	52.78	50.06

Band 7	—	50.59	29.36	49.84	53.45	50.70

Band 8	—	51.16	29.92	50.68	54.48	51.67

	Delaware VIP International Series— Standard Class Sub-Account†	Dimensional VA Equity Allocation Portfolio Sub-Account	Dimensional VA Global Bond Portfolio Sub-Account	Dimensional VA Global Moderate Allocation Portfolio Sub-Account	Dimensional VA International Small Portfolio Sub-Account	Dimensional VA International Value Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$889,510	$280,377	$2,645,379	$1,295,842	$1,643,380	$3,856,214

Expenses

Administrative expenses	13,912	13,776	56,430	47,356	48,926	99,687

Mortality and expense risk charges	20,369	23,166	93,752	81,831	89,335	177,317

Guaranteed minimum death benefits	5,787	1,995	14,078	21,838	16,736	35,331

Total expenses	40,068	38,937	164,260	151,025	154,997	312,335

Net investment income (loss)	849,442	241,440	2,481,119	1,144,817	1,488,383	3,543,879

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	40,339	611,952	(681,172)	980,556	444,447	8,121,139

Capital gain distributions	—	177,242	—	276,720	1,285,227	1,990,197

Net realized gain (loss)	40,339	789,194	(681,172)	1,257,276	1,729,674	10,111,336

Net change in unrealized appreciation (depreciation) on investments	268,168	734,002	980,200	2,719,198	(1,515,644)	(7,460,369)

Net realized and unrealized gain (loss) on investments	308,507	1,523,196	299,028	3,976,474	214,030	2,650,967

Net increase (decrease) in net assets from operations	$1,157,949	$1,764,636	$2,780,147	$5,121,291	$1,702,413	$6,194,846

†	Delaware VIP International Series—Standard Class Sub-Account merged into Macquarie VIP International Core Equity Series-Standard Class Sub-Account on April 26, 2024.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-7

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2024

	Dimensional VA Short-Term Fixed Portfolio Sub-Account	Dimensional VA US Large Value Portfolio Sub-Account	Dimensional VA US Targeted Value Portfolio Sub-Account	Franklin Income VIP Fund—Class 1 Sub-Account	Franklin Mutual Shares VIP Fund-Class 1 Sub-Account

ASSETS

Investments, at value	$77,958,542	$72,529,665	$47,927,599	$7,971,401	$2,015,468

Total assets	$77,958,542	$72,529,665	$47,927,599	$7,971,401	$2,015,468

NET ASSETS	$77,958,542	$72,529,665	$47,927,599	$7,971,401	$2,015,468

NET ASSETS

Accumulation fund	$77,958,542	$72,529,665	$47,927,599	$7,971,401	$2,015,468

Net assets	$77,958,542	$72,529,665	$47,927,599	$7,971,401	$2,015,468

Investments, at cost	$78,616,784	$72,853,692	$47,234,255	$8,174,498	$1,970,773

Shares held in corresponding Funds	7,741,663	2,228,254	2,123,509	527,209	119,683

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$—	$—	$—	$—	$—

Lifetime Variable Select Annuity	—	—	—	—	—

Intelligent Variable Annuity

Band 1	$27.64	$89.02	$94.39	$41.70	$47.23

Band 2	28.17	90.72	96.20	42.78	48.45

Band 3	28.53	91.88	97.43	43.52	49.28

Band 4	29.07	93.64	99.30	44.65	50.56

Band 5	27.29	87.90	93.20	41.00	46.43

Band 6	27.81	89.58	94.99	42.06	47.63

Band 7	28.17	90.72	96.20	—	—

Band 8	28.71	92.46	98.05	43.89	49.71

Statements of Operations

TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended December 31, 2024

	Dimensional VA Short-Term Fixed Portfolio Sub-Account	Dimensional VA US Large Value Portfolio Sub-Account	Dimensional VA US Targeted Value Portfolio Sub-Account	Franklin Income VIP Fund—Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account

INVESTMENT INCOME

Dividends	$3,752,028	$1,485,689	$665,798	$403,219	$50,167

Expenses

Administrative expenses	78,976	74,757	48,662	7,951	2,315

Mortality and expense risk charges	139,131	128,230	76,641	4,393	746

Guaranteed minimum death benefits	28,803	24,224	15,599	2,717	1,345

Total expenses	246,910	227,211	140,902	15,061	4,406

Net investment income (loss)	3,505,118	1,258,478	524,896	388,158	45,761

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	168,167	7,416,900	303,666	(19,572)	(63,626)

Capital gain distributions	—	7,485,463	3,243,341	31,515	46,342

Net realized gain (loss)	168,167	14,902,363	3,547,007	11,943	(17,284)

Net change in unrealized appreciation (depreciation) on investments	275,494	(6,981,325)	(389,696)	144,689	234,693

Net realized and unrealized gain (loss) on investments	443,661	7,921,038	3,157,311	156,632	217,409

Net increase (decrease) in net assets from operations	$3,948,779	$9,179,516	$3,682,207	$544,790	$263,170

B-8	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Franklin Small-Mid Cap Growth VIP Fund-Class 1 Sub-Account	Janus Henderson Forty Portfolio-Institutional Shares Sub-Account	Janus Henderson Overseas Portfolio-Institutional Shares Sub-Account	Janus Henderson Mid Cap Value Portfolio-Institutional Shares Sub-Account	John Hancock Disciplined Value Emerging Markets Equity Trust Sub-Account

ASSETS

Investments, at value	$13,871,753	$17,887,988	$1,747,062	$9,511,028	$41,740,720

Total assets	$13,871,753	$17,887,988	$1,747,062	$9,511,028	$41,740,720

NET ASSETS	$13,871,753	$17,887,988	$1,747,062	$9,511,028	$41,740,720

NET ASSETS

Accumulation fund	$13,871,753	$17,887,988	$1,747,062	$9,511,028	$41,740,720

Net assets	$13,871,753	$17,887,988	$1,747,062	$9,511,028	$41,740,720

Investments, at cost	$12,064,119	$14,714,337	$1,359,050	$8,691,147	$41,018,476

Shares held in corresponding Funds	730,477	311,746	39,778	511,071	4,445,231

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$—	$—	$—	$—	$—

Lifetime Variable Select Annuity	—	—	—	—	—

Intelligent Variable Annuity

Band 1	90.24	233.75	—	53.65	33.67

Band 2	92.57	239.81	—	55.04	34.18

Band 3	94.17	243.94	—	55.99	34.52

Band 4	96.61	250.26	92.47	57.44	35.05

Band 5	88.71	229.79	—	—	33.33

Band 6	91.01	235.75	—	54.11	33.84

Band 7	92.57	239.81	—	55.04	34.18

Band 8	94.98	246.03	90.90	56.47	34.70

	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account	Janus Henderson Forty Portfolio—Institutional Shares Sub-Account	Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account	Janus Henderson Mid Cap Value Portfolio—Institutional Shares Sub-Account	John Hancock Disciplined Value Emerging Markets Equity Trust Sub-Account

INVESTMENT INCOME

Dividends	$—	$18,211	$25,282	$91,535	$1,817,381

Expenses

Administrative expenses	13,982	16,907	1,918	9,436	43,645

Mortality and expense risk charges	16,868	11,055	—	2,446	86,528

Guaranteed minimum death benefits	5,202	6,913	347	2,749	18,919

Total expenses	36,052	34,875	2,265	14,631	149,092

Net investment income (loss)	(36,052)	(16,664)	23,017	76,904	1,668,289

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(109,114)	532,782	75,505	263,782	1,152,330

Capital gain distributions	—	950,557	—	469,794	—

Net realized gain (loss)	(109,114)	1,483,339	75,505	733,576	1,152,330

Net change in unrealized appreciation (depreciation) on investments	1,595,351	2,585,665	12,643	313,339	(3,909,043)

Net realized and unrealized gain (loss) on investments	1,486,237	4,069,004	88,148	1,046,915	(2,756,713)

Net increase (decrease) in net assets from operations	$1,450,185	$4,052,340	$111,165	$1,123,819	$(1,088,424)

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-9

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2024

	LVIP Macquarie Diversified Income Fund- Standard Class Sub-Account	Macquarie VIP International Core Equity Series— Standard Class Sub-Account	Macquarie VIP Small Cap Value Series- Standard Class Sub-Account	Matson Money Fixed Income VI Portfolio Sub-Account

ASSETS

Investments, at value	$63,465,734	$42,079,327	$32,188,297	$24,032,812

Total assets	$63,465,734	$42,079,327	$32,188,297	$24,032,812

NET ASSETS	$63,465,734	$42,079,327	$32,188,297	$24,032,812

NET ASSETS

Accumulation fund	$63,465,734	$42,079,327	$32,188,297	$24,032,812

Net assets	$63,465,734	$42,079,327	$32,188,297	$24,032,812

Investments, at cost	$68,535,015	$42,964,770	$29,944,303	$24,131,777

Shares held in corresponding Funds	7,289,884	2,542,558	795,165	1,012,761

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$—	$—	$—	$—

Lifetime Variable Select Annuity	—	—	—	—

Intelligent Variable Annuity

Band 1	17.36	17.79	106.33	26.13

Band 2	17.81	18.25	109.09	26.56

Band 3	18.12	18.56	110.97	26.85

Band 4	18.59	19.04	113.84	27.29

Band 5	17.07	17.49	104.53	25.85

Band 6	17.51	17.94	107.24	26.28

Band 7	17.81	18.25	109.09	26.56

Band 8	18.27	18.72	111.92	27.00

Statements of Operations

TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended December 31, 2024

	LVIP Macquarie Diversified Income Fund-Standard Class Sub-Account	Macquarie VIP International Core Equity Series— Standard Class Sub-Account ^	Macquarie VIP Small Cap Value Series- Standard Class Sub-Account	Matson Money Fixed Income VI Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$2,703,019	$536,525	$439,321	$861,720

Expenses

Administrative expenses	64,161	29,581	32,649	25,093

Mortality and expense risk charges	56,501	36,436	40,555	49,747

Guaranteed minimum death benefits	25,502	12,363	12,381	8,679

Total expenses	146,164	78,380	85,585	83,519

Net investment income (loss)	2,556,855	458,145	353,736	778,201

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(2,356,438)	94,676	1,412,304	(121,778)

Capital gain distributions	—	97,116	1,213,023	—

Net realized gain (loss)	(2,356,438)	191,792	2,625,327	(121,778)

Net change in unrealized appreciation (depreciation) on investments	949,490	(885,443)	446,850	170,638

Net realized and unrealized gain (loss) on investments	(1,406,948)	(693,651)	3,072,177	48,860

Net increase (decrease) in net assets from operations	$1,149,907	$(235,506)	$3,425,913	$827,061

^	For the period April 26, 2024 (commencement of operations) to December 31, 2024.

B-10	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Matson Money International Equity VI Portfolio Sub-Account	Matson Money U.S. Equity VI Portfolio Sub-Account	MFS Global Equity Series-Initial Class Sub-Account	MFS Growth Series-Initial Class Sub-Account	MFS Massachusetts Investors Growth Stock Portfolio Sub-Account

ASSETS

Investments, at value	$18,081,097	$24,768,725	$4,582,934	$1,258,438	$8,275,378

Total assets	$18,081,097	$24,768,725	$4,582,934	$1,258,438	$8,275,378

NET ASSETS	$18,081,097	$24,768,725	$4,582,934	$1,258,438	$8,275,378

NET ASSETS

Accumulation fund	$18,081,097	$24,768,725	$4,582,934	$1,258,438	$8,275,378

Net assets	$18,081,097	$24,768,725	$4,582,934	$1,258,438	$8,275,378

Investments, at cost	$17,988,319	$24,960,536	$4,630,937	$1,024,068	$7,463,895

Shares held in corresponding Funds	709,341	779,136	216,585	17,166	345,527

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$—	$—	$—	$—	$—

Lifetime Variable Select Annuity	—	—	—	—	—

Intelligent Variable Annuity

Band 1	35.02	58.48	44.54	—	63.40

Band 2	35.60	59.44	45.70	—	65.04

Band 3	35.99	60.09	46.48	—	66.16

Band 4	36.58	61.08	47.69	174.10	67.88

Band 5	34.65	57.85	43.79	—	62.32

Band 6	35.22	58.80	44.92	—	63.94

Band 7	35.60	59.44	45.70	—	65.04

Band 8	36.19	60.42	46.88	171.15	66.73

	Matson Money International Equity VI Portfolio Sub-Account	Matson Money U.S. Equity VI Portfolio Sub-Account	MFS Global Equity Series-Initial Class Sub-Account	MFS Growth Series- Initial Class Sub-Account	MFS Massachusetts Investors Growth Stock Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$544,797	$207,277	$50,428	$—	$30,314

Expenses

Administrative expenses	18,982	25,886	5,442	1,194	9,290

Mortality and expense risk charges	37,927	50,233	4,670	1	7,433

Guaranteed minimum death benefits	5,479	7,525	1,435	360	3,947

Total expenses	62,388	83,644	11,547	1,555	20,670

Net investment income (loss)	482,409	123,633	38,881	(1,555)	9,644

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	1,088,863	357,784	3,538	15,039	373,687

Capital gain distributions	340,516	2,225,207	316,077	90,320	759,856

Net realized gain (loss)	1,429,379	2,582,991	319,615	105,359	1,133,543

Net change in unrealized appreciation (depreciation) on investments	(937,515)	216,190	(41,114)	207,547	257,098

Net realized and unrealized gain (loss) on investments	491,864	2,799,181	278,501	312,906	1,390,641

Net increase (decrease) in net assets from operations	$974,273	$2,922,814	$317,382	$311,351	$1,400,285

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-11

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2024

	MFS Utilities Series—Initial Class Sub-Account	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio— I Class Sub-Account	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio— I Class Sub-Account	PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account

ASSETS

Investments, at value	$3,476,853	$45,778,274	$2,734,773	$3,933,486	$2,625,460

Total assets	$3,476,853	$45,778,274	$2,734,773	$3,933,486	$2,625,460

NET ASSETS	$3,476,853	$45,778,274	$2,734,773	$3,933,486	$2,625,460

NET ASSETS

Accumulation fund	$3,476,853	$45,778,274	$2,734,773	$3,933,486	$2,625,460

Net assets	$3,476,853	$45,778,274	$2,734,773	$3,933,486	$2,625,460

Investments, at cost	$3,502,659	$44,036,822	$2,124,090	$4,431,319	$2,928,549

Shares held in corresponding Funds	101,603	2,776,123	68,489	439,496	484,402

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$—	$—	$—	$—	$—

Lifetime Variable Select Annuity	—	—	—	—	—

Intelligent Variable Annuity

Band 1	90.65	43.62	72.58	24.10	23.15

Band 2	93.00	44.75	74.46	24.72	23.54

Band 3	94.60	45.52	75.75	25.15	23.81

Band 4	97.05	46.70	77.71	25.80	24.21

Band 5	89.12	42.88	71.35	23.69	22.90

Band 6	91.43	43.99	73.20	24.30	23.28

Band 7	93.00	44.75	74.46	24.72	23.54

Band 8	95.41	45.91	76.39	25.36	23.94

Statements of Operations

TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended December 31, 2024

	MFS Utilities Series—Initial Class Sub-Account	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio— I Class Sub-Account	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio— I Class Sub-Account	PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account

INVESTMENT INCOME

Dividends	$76,269	$327,016	$5,956	$256,886	$66,516

Expenses

Administrative expenses	3,425	46,073	2,500	3,949	2,847

Mortality and expense risk charges	2,176	70,070	631	1,636	4,369

Guaranteed minimum death benefits	1,659	19,998	695	1,267	1,061

Total expenses	7,260	136,141	3,826	6,852	8,277

Net investment income (loss)	69,009	190,875	2,130	250,034	58,239

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(29,406)	1,068,451	96,879	(12,943)	(498,519)

Capital gain distributions	94,115	1,472,660	128,321	—	—

Net realized gain (loss)	64,709	2,541,111	225,200	(12,943)	(498,519)

Net change in unrealized appreciation (depreciation) on investments	204,140	1,093,642	329,821	(97,243)	549,066

Net realized and unrealized gain (loss) on investments	268,849	3,634,753	555,021	(110,186)	50,547

Net increase (decrease) in net assets from operations	$337,858	$3,825,628	$557,151	$139,848	$108,786

B-12	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account— Class 1 Sub-Account	PVC MidCap Account— Class 1 Sub-Account

ASSETS

Investments, at value	$42,714,782	$6,044,018	$100,867,086	$102,794,882	$9,582,464

Total assets	$42,714,782	$6,044,018	$100,867,086	$102,794,882	$9,582,464

NET ASSETS	$42,714,782	$6,044,018	$100,867,086	$102,794,882	$9,582,464

NET ASSETS

Accumulation fund	$42,714,782	$6,044,018	$100,867,086	$102,794,882	$9,582,464

Net assets	$42,714,782	$6,044,018	$100,867,086	$102,794,882	$9,582,464

Investments, at cost	$43,488,795	$6,567,225	$107,876,031	$93,153,858	$8,272,710

Shares held in corresponding Funds	4,014,547	654,114	$8,763,431	3,334,249	138,435

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$—	$—	$—	$—	$—

Lifetime Variable Select Annuity	—	—	—	—	—

Intelligent Variable Annuity

Band 1	33.50	18.28	19.93	69.14	—

Band 2	34.07	18.76	20.45	70.93	—

Band 3	34.45	19.08	20.80	72.15	—

Band 4	35.03	19.58	21.34	74.03	107.59

Band 5	33.13	17.97	19.60	67.97	—

Band 6	33.69	18.44	20.10	69.73	101.35

Band 7	34.07	18.76	20.45	70.93	—

Band 8	34.64	19.24	20.98	72.77	105.77

	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account— Class 1 Sub-Account	PVC MidCap Account— Class 1 Sub-Account

INVESTMENT INCOME

Dividends	$2,770,611	$221,370	$2,808,811	$2,130,754	$22,725

Expenses

Administrative expenses	42,398	6,043	102,226	103,424	9,386

Mortality and expense risk charges	81,045	4,642	152,710	126,483	327

Guaranteed minimum death benefits	17,915	1,040	40,648	41,164	3,111

Total expenses	141,358	11,725	295,584	271,071	12,824

Net investment income (loss)	2,629,253	209,645	2,513,227	1,859,683	9,901

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(2,058,799)	(158,757)	(2,812,860)	2,236,867	163,844

Capital gain distributions	—	—	—	983,630	802,413

Net realized gain (loss)	(2,058,799)	(158,757)	(2,812,860)	3,220,497	966,257

Net change in unrealized appreciation (depreciation) on investments	2,418,738	(79,420)	2,307,950	9,404,882	725,322

Net realized and unrealized gain (loss) on investments	359,939	(238,177)	(504,910)	12,625,379	1,691,579

Net increase (decrease) in net assets from operations	$2,989,192	$(28,532)	2,008,317	$14,485,062	$1,701,480

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-13

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2024

	PSF Natural Resources Portfolio-Class II Sub-Account	PSF PGIM Jennison Blend Portfolio—Class II Sub-Account	PSF PGIM Jennison Value Portfolio-Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio- Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio- Investment Class Sub-Account

ASSETS

Investments, at value	$2,808,900	$27,852,778	$10,168,208	$648,823	$8,872,905

Total assets	$2,808,900	$27,852,778	$10,168,208	$648,823	$8,872,905

NET ASSETS	$2,808,900	$27,852,778	$10,168,208	$648,823	$8,872,905

NET ASSETS

Accumulation fund	$2,808,900	$27,852,778	$10,168,208	$648,823	$8,872,905

Net assets	$2,808,900	$27,852,778	$10,168,208	$648,823	$8,872,905

Investments, at cost	$2,465,142	$23,052,219	$6,001,851	$601,509	$8,446,839

Shares held in corresponding Funds	66,783	235,104	173,223	66,546	941,922

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$—	$—	$—	$—	$—

Lifetime Variable Select Annuity	—	—	—	—	—

Intelligent Variable Annuity

Band 1	63.91	74.50	79.10	35.70	29.78

Band 2	65.57	76.44	81.15	36.63	30.55

Band 3	66.70	77.75	—	37.26	31.08

Band 4	68.43	79.77	84.69	38.22	31.88

Band 5	62.83	73.24	—	35.10	29.28

Band 6	64.46	75.14	79.78	36.01	30.03

Band 7	65.57	76.44	81.15	36.63	30.55

Band 8	67.27	78.42	83.26	37.58	31.34

Statements of Operations

TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended December 31, 2024

	PSF Natural Resources Portfolio-Class II Sub-Account	PSF PGIM Jennison Blend Portfolio—Class II Sub-Account	PSF PGIM Jennison Value Portfolio-Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio- Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio- Investment Class Sub-Account

INVESTMENT INCOME

Dividends	$—	$—	$—	$—	$106,913

Expenses

Administrative expenses	3,162	27,524	9,735	612	9,122

Mortality and expense risk charges	2,457	15,834	2,952	187	2,492

Guaranteed minimum death benefits	892	9,037	3,325	210	2,691

Total expenses	6,511	52,395	16,012	1,009	14,305

Net investment income (loss)	(6,511)	(52,395)	(16,012)	(1,009)	92,608

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	242,264	2,328,893	497,291	(170,209)	360,097

Capital gain distributions	—	—	—	43,560	361,355

Net realized gain (loss)	242,264	2,328,893	497,291	(126,649)	721,452

Net change in unrealized appreciation (depreciation) on investments	(117,327)	3,894,345	1,272,778	193,383	(517,629)

Net realized and unrealized gain (loss) on investments	124,937	6,223,238	1,770,069	66,734	203,823

Net increase (decrease) in net assets from operations	$118,426	$6,170,843	$1,754,057	$65,725	$296,431

B-14	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	T. Rowe Price® Health Sciences Portfolio I Sub-Account	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund-Class 1 Sub-Account	Vanguard VIF Balanced Portfolio Sub-Account	Vanguard VIF Capital Growth Portfolio Sub-Account

ASSETS

Investments, at value	$6,496,718	$53,244,780	$29,508,073	$5,339,716	$23,056,672

Total assets	$6,496,718	$53,244,780	$29,508,073	$5,339,716	$23,056,672

NET ASSETS	$6,496,718	$53,244,780	$29,508,073	$5,339,716	$23,056,672

NET ASSETS

Accumulation fund	$6,496,718	$53,244,780	$29,508,073	$5,339,716	$23,056,672

Net assets	$6,496,718	$53,244,780	$29,508,073	$5,339,716	$23,056,672

Investments, at cost	$7,292,318	$53,368,890	$28,557,957	$4,912,030	$19,365,700

Shares held in corresponding Funds	126,741	11,352,831	3,459,329	215,572	452,624

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$—	$—	$—	$—	$—

Lifetime Variable Select Annuity	—	—	—	—	—

Intelligent Variable Annuity

Band 1	54.06	28.69	18.99	39.46	76.94

Band 2	54.88	29.25	19.49	39.73	78.10

Band 3	55.43	29.63	19.82	39.92	78.89

Band 4	56.28	30.20	20.34	40.20	80.09

Band 5	53.52	28.33	18.67	39.27	76.17

Band 6	54.33	28.88	19.16	39.55	77.32

Band 7	54.88	29.25	19.49	—	78.10

Band 8	55.71	29.89	19.99	40.01	79.29

	T. Rowe Price® Health Sciences Portfolio I Sub-Account	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund-Class 1 Sub-Account	Vanguard VIF Balanced Portfolio Sub-Account	Vanguard VIF Capital Growth Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$—	$2,214,711	$1,144,805	$100,948	$255,565

Expenses

Administrative expenses	7,271	52,989	28,448	4,849	23,534

Mortality and expense risk charges	11,108	77,667	39,449	8,238	23,735

Guaranteed minimum death benefits	4,308	24,912	9,816	993	3,093

Total expenses	22,687	155,568	77,713	14,080	50,362

Net investment income (loss)	(22,687)	2,059,143	1,067,092	86,868	205,203

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	53,858	(435,064)	(967,813)	(9,424)	903,999

Capital gain distributions	571,992	—	207,454	218,332	467,136

Net realized gain (loss)	625,850	(435,064)	(760,359)	208,908	1,371,135

Net change in unrealized appreciation (depreciation) on investments	(482,913)	780,527	1,698,333	339,929	1,328,186

Net realized and unrealized gain (loss) on investments	142,937	345,463	937,974	548,837	2,699,321

Net increase (decrease) in net assets from operations	$120,250	$2,404,606	$2,005,066	$635,705	$2,904,524

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-15

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2024

	Vanguard VIF Conservative Allocation Portfolio Sub-Account	Vanguard VIF Equity Index Portfolio Sub-Account	Vanguard VIF Global Bond Index Portfolio Sub-Account	Vanguard VIF High Yield Bond Portfolio Sub-Account	Vanguard VIF International Portfolio Sub-Account

ASSETS

Investments, at value	$3,495,630	$233,019,610	$3,971,267	$59,397,612	$4,280,492

Total assets	$3,495,630	$233,019,610	$3,971,267	$59,397,612	$4,280,492

NET ASSETS	$3,495,630	$233,019,610	$3,971,267	$59,397,612	$4,280,492

NET ASSETS

Accumulation fund	$3,495,630	$233,019,610	$3,971,267	$59,397,612	$4,280,492

Net assets	$3,495,630	$233,019,610	$3,971,267	$59,397,612	$4,280,492

Investments, at cost	$3,517,621	$192,209,592	$3,933,779	$58,539,714	$4,072,743

Shares held in corresponding Funds	140,218	3,230,103	215,713	8,026,704	167,207

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$—	$—	$—	$—	$—

Lifetime Variable Select Annuity	—	—	—	—	—

Intelligent Variable Annuity

Band 1	30.95	82.65	23.20	37.72	36.41

Band 2	31.16	83.91	23.37	38.30	36.67

Band 3	31.31	84.76	23.48	38.68	36.84

Band 4	31.53	86.04	23.64	39.27	37.10

Band 5	30.80	81.83	—	37.35	36.24

Band 6	31.02	83.07	23.26	37.91	36.50

Band 7	31.16	83.91	23.37	38.30	36.67

Band 8	31.38	85.18	23.53	38.88	36.93

Statements of Operations

TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended December 31, 2024

	Vanguard VIF Conservative Allocation Portfolio Sub-Account	Vanguard VIF Equity Index Portfolio Sub-Account	Vanguard VIF Global Bond Index Portfolio Sub-Account	Vanguard VIF High Yield Bond Portfolio Sub-Account	Vanguard VIF International Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$82,782	$2,615,695	$100,848	$3,224,956	$54,643

Expenses

Administrative expenses	3,212	210,514	3,651	58,107	4,522

Mortality and expense risk charges	6,414	226,595	4,409	112,833	7,167

Guaranteed minimum death benefits	965	37,702	449	22,361	1,704

Total expenses	10,591	474,811	8,509	193,301	13,393

Net investment income (loss)	72,191	2,140,884	92,339	3,031,655	41,250

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(22,631)	30,697,121	(21,182)	(542,678)	213,798

Capital gain distributions	70,167	7,478,100	3,754	—	144,647

Net realized gain (loss)	47,536	38,175,221	(17,428)	(542,678)	358,445

Net change in unrealized appreciation (depreciation) on investments	95,606	4,466,136	(1,546)	926,661	(12,606)

Net realized and unrealized gain (loss) on investments	143,142	42,641,357	(18,974)	383,983	345,839

Net increase (decrease) in net assets from operations	$215,333	$44,782,241	$73,365	$3,415,638	$387,089

B-16	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Vanguard VIF Mid-Cap Index Portfolio Sub-Account	Vanguard VIF Moderate Allocation Portfolio Sub-Account	Vanguard VIF Real Estate Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account	Vanguard VIF Total Bond Market Index Portfolio Sub-Account

ASSETS

Investments, at value	$99,656,282	$5,612,677	$29,759,906	$24,078,047	$291,790,989

Total assets	$99,656,282	$5,612,677	$29,759,906	$24,078,047	$291,790,989

NET ASSETS	$99,656,282	$5,612,677	$29,759,906	$24,078,047	$291,790,989

NET ASSETS

Accumulation fund	$99,656,282	$5,612,677	$29,759,906	$24,078,047	$291,790,989

Net assets	$99,656,282	$5,612,677	$29,759,906	$24,078,047	$291,790,989

Investments, at cost	$87,961,235	$5,195,615	$29,818,626	$22,160,360	$305,519,525

Shares held in corresponding Funds	3,712,976	182,526	2,534,915	1,234,139	27,895,888

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$—	$—	$—	$—	$—

Lifetime Variable Select Annuity	—	—	—	—	—

Intelligent Variable Annuity

Band 1	60.53	35.54	39.33	56.99	26.88

Band 2	61.45	35.79	39.93	57.85	27.29

Band 3	62.07	35.95	40.33	58.44	27.57

Band 4	63.01	—	40.95	59.32	27.99

Band 5	59.92	35.37	38.94	56.42	26.61

Band 6	60.83	35.62	39.53	57.27	27.02

Band 7	61.45	35.79	39.93	57.85	27.29

Band 8	62.38	36.04	40.54	58.73	27.71

	Vanguard VIF Mid-Cap Index Portfolio Sub-Account	Vanguard VIF Moderate Allocation Portfolio Sub-Account	Vanguard VIF Real Estate Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account	Vanguard VIF Total Bond Market Index Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$1,366,510	$129,483	$1,106,935	$115,858	$7,781,029

Expenses

Administrative expenses	98,201	5,544	32,021	20,673	284,756

Mortality and expense risk charges	181,077	12,142	58,759	35,135	537,384

Guaranteed minimum death benefits	37,982	2,237	10,486	7,263	105,501

Total expenses	317,260	19,923	101,266	63,071	927,641

Net investment income (loss)	1,049,250	109,560	1,005,669	52,787	6,853,388

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	2,446,212	11,721	(2,860,518)	(512,591)	(9,749,334)

Capital gain distributions	1,138,867	105,284	933,823	—	—

Net realized gain (loss)	3,585,079	117,005	(1,926,695)	(512,591)	(9,749,334)

Net change in unrealized appreciation (depreciation) on investments	8,789,784	291,163	2,114,071	2,418,265	5,463,476

Net realized and unrealized gain (loss) on investments	12,374,863	408,168	187,376	1,905,674	(4,285,858)

Net increase (decrease) in net assets from operations	$13,424,113	517,728	$1,193,045	$1,958,461	$2,567,530

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-17

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2024

	Vanguard VIF Total International Stock Market Index Portfolio Sub-Account	Vanguard VIF Total Stock Market Index Portfolio Sub-Account	VY CBRE Global Real Estate Portfolio-Class I Sub-Account	Wanger Acorn Sub-Account	Wanger International Sub-Account

ASSETS

Investments, at value	$19,398,375	$32,228,667	$8,921,945	$7,056,824	$10,921,144

Total assets	$19,398,375	$32,228,667	$8,921,945	$7,056,824	$10,921,144

NET ASSETS	$19,398,375	$32,228,667	$8,921,945	$7,056,824	$10,921,144

NET ASSETS

Accumulation fund	$19,398,375	$32,228,667	$8,921,945	$7,056,824	$10,921,144

Net assets	$19,398,375	$32,228,667	$8,921,945	$7,056,824	$10,921,144

Investments, at cost	$18,737,441	$26,997,179	$9,003,607	$5,883,478	$12,456,875

Shares held in corresponding Funds	907,314	573,872	892,195	463,655	592,253

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$—	$—	$—	$—	$—

Lifetime Variable Select Annuity	—	—	—	—	—

Intelligent Variable Annuity

Band 1	37.57	53.40	49.82	124.90	67.64

Band 2	37.83	53.78	50.93	128.14	69.39

Band 3	38.01	54.03	51.68	130.35	70.59

Band 4	38.27	54.41	52.83	133.73	72.42

Band 5	37.39	53.15	49.10	122.79	66.49

Band 6	37.65	53.53	50.19	125.97	68.22

Band 7	37.83	53.78	50.93	128.14	69.39

Band 8	38.10	54.15	52.06	131.46	71.19

Statements of Operations

TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended December 31, 2024

	Vanguard VIF Total International Stock Market Index Portfolio Sub-Account	Vanguard VIF Total Stock Market Index Portfolio Sub-Account	VY CBRE Global Real Estate Portfolio-Class I Sub-Account	Wanger Acorn Sub-Account	Wanger International Sub-Account

INVESTMENT INCOME

Dividends	$634,097	$377,925	$284,250	$—	$163,230

Expenses

Administrative expenses	20,347	30,092	8,923	6,629	11,865

Mortality and expense risk charges	29,223	48,073	6,429	7,415	6,195

Guaranteed minimum death benefits	5,172	6,518	3,002	2,371	4,296

Total expenses	54,742	84,683	18,354	16,415	22,356

Net investment income (loss)	579,355	293,242	265,896	(16,415)	140,874

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(543,083)	199,040	(120,014)	331,310	(90,029)

Capital gain distributions	107,626	2,071,937	—	—	—

Net realized gain (loss)	(435,457)	2,270,977	(120,014)	331,310	(90,029)

Net change in unrealized appreciation (depreciation) on investments	902,613	3,657,211	(56,090)	548,156	(1,066,068)

Net realized and unrealized gain (loss) on investments	467,156	5,928,188	(176,104)	879,466	(1,156,097)

Net increase (decrease) in net assets from operations	$1,046,511	$6,221,430	$89,792	$863,051	$(1,015,223)

B-18	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

concluded

Western Asset Variable Global High Yield Bond Portfolio-Class I Sub-Account

ASSETS

Investments, at value	$12,705,852

Total assets	$12,705,852

NET ASSETS	$12,705,852

NET ASSETS

Accumulation fund	$12,705,852

Net assets	$12,705,852

Investments, at cost	$13,000,913

Shares held in corresponding Funds	2,103,618

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity

Lifetime Variable Select Annuity

Intelligent Variable Annuity

Band 1	$20.26

Band 2	20.79

Band 3	21.15

Band 4	21.69

Band 5	19.92

Band 6	20.44

Band 7	20.79

Band 8	21.33

Western Asset Variable Global High Yield Bond Portfolio-Class I Sub-Account

INVESTMENT INCOME

Dividends	$803,913

Expenses

Administrative expenses	12,658

Mortality and expense risk charges	12,011

Guaranteed minimum death benefits	4,969

Total expenses	29,638

Net investment income (loss)	774,275

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(738,333)

Capital gain distributions	—

Net realized gain (loss)	(738,333)

Net change in unrealized appreciation (depreciation) on investments	789,152

Net realized and unrealized gain (loss) on investments	50,819

Net increase (decrease) in net assets from operations	$825,094

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-19

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Nuveen Life Balanced Sub-Account		Nuveen Life Core Bond Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$1,081,567	$1,272,233	$5,623,531	$4,273,056

Net realized gain (loss)	2,015,346	1,237,696	(4,939,935)	(6,424,126)

Net change in unrealized appreciation (depreciation) on investments	2,990,847	6,159,332	3,096,045	11,074,108

Net increase (decrease) in net assets from operations	6,087,760	8,669,261	3,779,641	8,923,038

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	434,834	1,526,466	5,967,652	4,411,886

Net contractowner transfers	(2,714,861)	(2,050,246)	3,403,628	1,898,229

Withdrawals and death benefits (b)	(7,754,608)	(2,720,799)	(11,131,883)	(8,547,608)

Net increase (decrease) in net assets resulting from contractowner transactions	(10,034,635)	(3,244,579)	(1,760,603)	(2,237,493)

Net increase (decrease) in net assets	(3,946,875)	5,424,682	2,019,038	6,685,545

NET ASSETS

Beginning of period	63,986,136	58,561,454	158,698,086	152,012,541

End of period	$60,039,261	$63,986,136	$160,717,124	$158,698,086

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,512,705	1,598,362	3,605,100	3,672,670

Units purchased	9,580	38,214	137,618	105,919

Units sold/transferred	(246,069)	(123,871)	(187,419)	(173,489)

End of period	1,276,216	1,512,705	3,555,299	3,605,100

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-20	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Nuveen Life Core Equity Sub-Account		Nuveen Life Growth Equity Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$590,825	$877,434	$(328,811)	$(250,991)

Net realized gain (loss)	12,278,513	32,730,991	6,615,421	(2,531,171)

Net change in unrealized appreciation (depreciation) on investments	31,026,921	7,220,726	28,814,610	44,863,100

Net increase (decrease) in net assets from operations	43,896,259	40,829,151	35,101,220	42,080,938

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	992,676	567,129	2,220,182	2,230,865

Net contractowner transfers	2,063,677	565,253	787,514	2,358,101

Annuity payments	(4,195,260)	(3,749,619)	(2,138,882)	(1,899,370)

Withdrawals and death benefits (b)	(12,538,116)	(8,727,667)	(8,635,971)	(9,401,034)

Net increase (decrease) in net assets resulting from contractowner transactions	(13,677,023)	(11,344,904)	(7,767,157)	(6,711,438)

Net increase (decrease) in net assets	30,219,236	29,484,247	27,334,063	35,369,500

NET ASSETS

Beginning of period	159,609,924	130,125,677	129,553,670	94,184,170

End of period	$189,829,160	$159,609,924	$156,887,733	$129,553,670

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,086,549	1,176,754	1,299,146	1,379,861

Units purchased	6,470	5,148	21,741	28,814

Units sold/transferred	(83,672)	(95,353)	(81,339)	(109,529)

End of period	1,009,347	1,086,549	1,239,548	1,299,146

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-21

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Nuveen Life International Equity Sub-Account		Nuveen Life Large Cap Responsible Equity Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$2,190,955	$1,824,182	$924,702	$741,290

Net realized gain (loss)	2,402,231	2,762,991	7,679,074	3,408,076

Net change in unrealized appreciation (depreciation) on investments	(1,111,208)	11,025,269	5,770,429	11,537,605

Net increase (decrease) in net assets from operations	3,481,978	15,612,442	14,374,205	15,686,971

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	8,018,389	4,333,255	449,650	245,289

Net contractowner transfers	1,555,948	116,887	(288,465)	(68,269)

Annuity payments	(896,529)	(762,076)	(1,216,011)	(1,049,756)

Withdrawals and death benefits (b)	(6,373,113)	(5,281,136)	(5,008,000)	(3,429,672)

Net increase (decrease) in net assets resulting from contractowner transactions	2,304,695	(1,593,070)	(6,062,826)	(4,302,408)

Net increase (decrease) in net assets	5,786,673	14,019,372	8,311,379	11,384,563

NET ASSETS

Beginning of period	112,875,465	98,856,093	84,876,108	73,491,545

End of period	$118,662,138	$112,875,465	$93,187,487	$84,876,108

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,568,286	2,612,772	646,078	681,123

Units purchased	182,252	111,720	3,351	2,306

Units sold/transferred	(129,789)	(156,206)	(49,134)	(37,351)

End of period	2,620,749	2,568,286	600,295	646,078

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-22	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Nuveen Life Large Cap Value Sub-Account		Nuveen Life Money Market Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$801,371	$812,131	$5,022,659	$4,626,375

Net realized gain (loss)	8,295,285	3,550,064	—	—

Net change in unrealized appreciation (depreciation) on investments	597,690	4,231,694	—	—

Net increase (decrease) in net assets from operations	9,694,346	8,593,889	5,022,659	4,626,375

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	327,257	277,662	16,680,370	31,602,072

Net contractowner transfers	(2,086,046)	(1,498,053)	22,393,075	6,834,224

Annuity payments	(1,409,892)	(1,341,290)	—	—

Withdrawals and death benefits (b)	(5,384,442)	(3,605,317)	(45,889,295)	(41,856,890)

Net increase (decrease) in net assets resulting from contractowner transactions	(8,553,123)	(6,166,998)	(6,815,850)	(3,420,594)

Net increase (decrease) in net assets	1,141,223	2,426,891	(1,793,191)	1,205,781

NET ASSETS

Beginning of period	68,976,350	66,549,459	106,449,636	105,243,855

End of period	$70,117,573	$68,976,350	$104,656,445	$106,449,636

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	432,572	483,240	8,479,435	8,794,153

Units purchased	2,110	2,128	1,342,554	2,634,251

Units sold/transferred	(52,571)	(52,796)	(1,884,814)	(2,948,969)

End of period	382,111	432,572	7,937,175	8,479,435

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-23

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Nuveen Life Real Estate Securities Select Sub-Account		Nuveen Life Small Cap Equity Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$1,390,145	$1,301,407	$251,921	$206,770

Net realized gain (loss)	(904,193)	(1,913,369)	1,566,185	92,607

Net change in unrealized appreciation (depreciation) on investments	1,956,947	7,286,170	6,518,478	8,737,803

Net increase (decrease) in net assets from operations	2,442,899	6,674,208	8,336,584	9,037,180

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	311,078	270,372	385,405	397,560

Net contractowner transfers	(707,412)	(1,591,506)	(799,759)	1,601,689

Annuity payments	(1,207,937)	(1,195,227)	(1,053,611)	(902,477)

Withdrawals and death benefits (b)	(6,350,690)	(5,430,898)	(3,316,630)	(3,349,123)

Net increase (decrease) in net assets resulting from contractowner transactions	(7,954,961)	(7,947,259)	(4,784,595)	(2,252,351)

Net increase (decrease) in net assets	(5,512,062)	(1,273,051)	3,551,989	6,784,829

NET ASSETS

Beginning of period	63,670,418	64,943,469	58,148,840	51,364,011

End of period	$58,158,356	$63,670,418	$61,700,829	$58,148,840

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	382,913	440,546	295,786	313,109

Units purchased	2,042	2,008	2,100	2,554

Units sold/transferred	(54,315)	(59,641)	(25,731)	(19,877)

End of period	330,640	382,913	272,155	295,786

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-24	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Nuveen Life Stock Index Sub-Account		Calamos Growth and Income Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$5,969,434	$5,761,533	$12,609	$18,758

Net realized gain (loss)	66,374,755	41,932,005	146,179	173,320

Net change in unrealized appreciation (depreciation) on investments	62,371,993	79,942,279	780,855	589,819

Net increase (decrease) in net assets from operations	134,716,182	127,635,817	939,643	781,897

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	5,998,699	4,900,698	8,229	5,080

Net contractowner transfers	(12,639,999)	(3,759,910)	(129,056)	(3,185)

Annuity payments	(9,286,893)	(7,360,426)	—	—

Withdrawals and death benefits (b)	(48,548,866)	(35,038,112)	(121,176)	(321,044)

Net increase (decrease) in net assets resulting from contractowner transactions	(64,477,059)	(41,257,750)	(242,003)	(319,149)

Net increase (decrease) in net assets	70,239,123	86,378,067	697,640	462,748

NET ASSETS

Beginning of period	608,408,250	522,030,183	4,524,971	4,062,223

End of period	$678,647,373	$608,408,250	$5,222,611	$4,524,971

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	3,692,916	3,994,853	97,972	105,549

Units purchased	36,327	36,945	161	120

Units sold/transferred	(401,821)	(338,882)	(4,612)	(7,697)

End of period	3,327,422	3,692,916	93,521	97,972

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-25

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	ClearBridge Variable Growth Portfolio—Class I Sub-Account		ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$(71,528)	$(15,561)	$(12,391)	$(16,136)

Net realized gain (loss)	4,393,273	(2,543,448)	(236,630)	(1,031,797)

Net change in unrealized appreciation (depreciation) on investments	(840,709)	8,800,096	455,795	1,471,818

Net increase (decrease) in net assets from operations	3,481,036	6,241,087	206,774	423,885

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	317,175	475,420	159,568	103,092

Net contractowner transfers	(3,104,426)	(1,006,242)	(149,324)	(220,658)

Withdrawals and death benefits (b)	(1,831,190)	(1,647,536)	(540,792)	(316,219)

Net increase (decrease) in net assets resulting from contractowner transactions	(4,618,441)	(2,178,358)	(530,548)	(433,785)

Net increase (decrease) in net assets	(1,137,405)	4,062,729	(323,774)	(9,900)

NET ASSETS

Beginning of period	30,687,614	26,624,885	5,341,616	5,351,516

End of period	$29,550,209	$30,687,614	$5,017,842	$5,341,616

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	577,170	622,097	86,657	94,368

Units purchased	5,759	10,349	2,628	1,811

Units sold/transferred	(89,352)	(55,276)	(12,207)	(9,522)

End of period	493,577	577,170	77,078	86,657

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-26	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Credit Suisse Trust—Commodity Return Strategy Portfolio Sub-Account		Delaware VIP International Series—Standard Class Sub-Account		Dimensional VA Equity Allocation Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024‡	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$15,100	$135,188	$849,442	$466,678	$241,440	$200,898

Net realized gain (loss)	(36,461)	(78,397)	40,339	(2,335,351)	789,194	526,312

Net change in unrealized appreciation (depreciation) on investments	45,750	(131,651)	268,168	7,292,569	734,002	1,248,258

Net increase (decrease) in net assets from operations	24,389	(74,860)	1,157,949	5,423,896	1,764,636	1,975,468

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,942	25,274	84,387	394,870	121,766	148,261

Net contractowner transfers	(34,860)	(351,636)	(42,611,648)	(2,779,815)	3,226,822	(529,769)

Withdrawals and death benefits (b)	(59,687)	(36,981)	(1,035,037)	(1,955,331)	(1,276,999)	(941,430)

Net increase (decrease) in net assets resulting from contractowner transactions	(92,605)	(363,343)	(43,562,298)	(4,340,276)	2,071,589	(1,322,938)

Net increase (decrease) in net assets	(68,216)	(438,203)	(42,404,349)	1,083,620	3,836,225	652,530

NET ASSETS

Beginning of period	560,867	999,070	42,404,349	41,320,729	11,403,425	10,750,895

End of period	$492,651	$560,867	$—	$42,404,349	$15,239,650	$11,403,425

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	25,862	41,743	2,350,945	2,610,053	257,756	291,064

Units purchased	91	1,189	4,614	22,821	2,495	3,835

Units sold/transferred	(4,130)	(17,070)	(2,355,559)	(281,929)	39,258	(37,143)

End of period	21,823	25,862	—	2,350,945	299,509	257,756

‡	Delaware VIP International Series-Standard Class Sub-Account merged into Macquarie VIP International Core Equity Series-Standard Class Sub-Account on April 26, 2024.
(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-27

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Dimensional VA Global Bond Portfolio Sub-Account		Dimensional VA Global Moderate Allocation Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$2,481,119	$2,049,613	$1,144,817	$992,291

Net realized gain (loss)	(681,172)	(829,822)	1,257,276	307,588

Net change in unrealized appreciation (depreciation) on investments	980,200	1,307,437	2,719,198	4,265,188

Net increase (decrease) in net assets from operations	2,780,147	2,527,228	5,121,291	5,565,067

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	274,471	1,944,046	806,665	177,087

Net contractowner transfers	837,204	365,931	(654,750)	1,711,687

Withdrawals and death benefits (b)	(5,187,312)	(2,080,940)	(1,404,157)	(1,724,934)

Net increase (decrease) in net assets resulting from contractowner transactions	(4,075,637)	229,037	(1,252,242)	163,840

Net increase (decrease) in net assets	(1,295,490)	2,756,265	3,869,049	5,728,907

NET ASSETS

Beginning of period	56,350,709	53,594,444	44,284,573	38,555,666

End of period	$55,055,219	$56,350,709	$48,153,622	$44,284,573

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,003,267	1,999,143	989,409	987,032

Units purchased	9,523	72,159	16,999	4,227

Units sold/transferred	(152,648)	(68,035)	(44,836)	(1,850)

End of period	1,860,142	2,003,267	961,572	989,409

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-28	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Dimensional VA International Small Portfolio Sub-Account		Dimensional VA International Value Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$1,488,383	$1,293,146	$3,543,879	$4,193,214

Net realized gain (loss)	1,729,674	325,999	10,111,336	6,043,089

Net change in unrealized appreciation (depreciation) on investments	(1,515,644)	4,377,187	(7,460,369)	5,201,975

Net increase (decrease) in net assets from operations	1,702,413	5,996,332	6,194,846	15,438,278

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	635,536	590,936	1,238,078	1,055,029

Net contractowner transfers	(507,747)	(1,573,369)	(2,903,771)	(6,751,016)

Withdrawals and death benefits (b)	(3,440,261)	(2,009,044)	(7,388,126)	(4,534,086)

Net increase (decrease) in net assets resulting from contractowner transactions	(3,312,472)	(2,991,477)	(9,053,819)	(10,230,073)

Net increase (decrease) in net assets	(1,610,059)	3,004,855	(2,858,973)	5,208,205

NET ASSETS

Beginning of period	48,212,645	45,207,790	98,454,202	93,245,997

End of period	$46,602,586	$48,212,645	$95,595,229	$98,454,202

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	930,523	993,935	2,055,565	2,290,830

Units purchased	11,930	12,370	24,676	23,815

Units sold/transferred	(74,734)	(75,782)	(204,380)	(259,080)

End of period	867,719	930,523	1,875,861	2,055,565

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-29

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Dimensional VA Short-Term Fixed Portfolio Sub-Account		Dimensional VA US Large Value Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$3,505,118	$2,690,950	$1,258,478	$1,359,837

Net realized gain (loss)	168,167	(176,129)	14,902,363	5,340,974

Net change in unrealized appreciation (depreciation) on investments	275,494	1,058,485	(6,981,325)	303,728

Net increase (decrease) in net assets from operations	3,948,779	3,573,306	9,179,516	7,004,539

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	994,911	1,521,700	704,260	770,031

Net contractowner transfers	2,875,633	2,714,084	(1,181,318)	997,905

Withdrawals and death benefits (b)	(8,664,769)	(6,675,562)	(8,568,265)	(3,247,681)

Net increase (decrease) in net assets resulting from contractowner transactions	(4,794,225)	(2,439,778)	(9,045,323)	(1,479,745)

Net increase (decrease) in net assets	(845,446)	1,133,528	134,193	5,524,794

NET ASSETS

Beginning of period	78,803,988	77,670,460	72,395,472	66,870,678

End of period	$77,958,542	$78,803,988	$72,529,665	$72,395,472

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,931,186	3,027,383	897,993	918,693

Units purchased	36,184	58,314	8,156	10,301

Units sold/transferred	(215,849)	(154,511)	(112,186)	(31,001)

End of period	2,751,521	2,931,186	793,963	897,993

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-30	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Dimensional VA US Targeted Value Portfolio Sub-Account		Franklin Income VIP Fund—Class 1 Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$524,896	$592,612	$388,158	$430,295

Net realized gain (loss)	3,547,007	7,168,059	11,943	380,657

Net change in unrealized appreciation (depreciation) on investments	(389,696)	809,696	144,689	(135,526)

Net increase (decrease) in net assets from operations	3,682,207	8,570,367	544,790	675,426

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,139,485	625,087	62,396	20,547

Net contractowner transfers	(535,591)	(1,480,798)	52,655	(289,622)

Withdrawals and death benefits (b)	(7,003,530)	(1,712,387)	(574,271)	(1,231,371)

Net increase (decrease) in net assets resulting from contractowner transactions	(6,399,636)	(2,568,098)	(459,220)	(1,500,446)

Net increase (decrease) in net assets	(2,717,429)	6,002,269	85,570	(825,020)

NET ASSETS

Beginning of period	50,645,028	44,642,759	7,885,831	8,710,851

End of period	$47,927,599	$50,645,028	$7,971,401	$7,885,831

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	563,944	595,812	192,815	232,276

Units purchased	12,495	8,174	1,436	518

Units sold/transferred	(82,403)	(40,042)	(13,474)	(39,979)

End of period	494,036	563,944	180,777	192,815

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-31

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account		Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$45,761	$42,286	$(36,052)	$(38,849)

Net realized gain (loss)	(17,284)	138,139	(109,114)	(2,308,084)

Net change in unrealized appreciation (depreciation) on investments	234,693	105,780	1,595,351	5,335,526

Net increase (decrease) in net assets from operations	263,170	286,205	1,450,185	2,988,593

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	2,077	4,537	381,015	327,103

Net contractowner transfers	(182,643)	(6,767)	(1,264,414)	9,006

Withdrawals and death benefits (b)	(438,054)	(93,340)	(715,805)	(483,487)

Net increase (decrease) in net assets resulting from contractowner transactions	(618,620)	(95,570)	(1,599,204)	(147,378)

Net increase (decrease) in net assets	(355,450)	190,635	(149,019)	2,841,215

NET ASSETS

Beginning of period	2,370,918	2,180,283	14,020,772	11,179,557

End of period	$2,015,468	$2,370,918	$13,871,753	$14,020,772

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	53,048	55,514	166,372	169,051

Units purchased	43	112	4,370	4,502

Units sold/transferred	(12,663)	(2,578)	(23,907)	(7,181)

End of period	40,428	53,048	146,835	166,372

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-32	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Janus Henderson Forty Portfolio— Institutional Shares Sub-Account		Janus Henderson Overseas Portfolio— Institutional Shares Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$(16,664)	$(2,295)	$23,017	$24,151

Net realized gain (loss)	1,483,339	(770,226)	75,505	65,696

Net change in unrealized appreciation (depreciation) on investments	2,585,665	4,893,024	12,643	89,429

Net increase (decrease) in net assets from operations	4,052,340	4,120,503	111,165	179,276

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	116,762	25,278	68,308	11,265

Net contractowner transfers	(189,727)	1,302,000	(22,480)	(28,066)

Withdrawals and death benefits (b)	(781,436)	(810,646)	(172,105)	(94,440)

Net increase (decrease) in net assets resulting from contractowner transactions	(854,401)	516,632	(126,277)	(111,241)

Net increase (decrease) in net assets	3,197,939	4,637,135	(15,112)	68,035

NET ASSETS

Beginning of period	14,690,049	10,052,914	1,762,174	1,694,139

End of period	$17,887,988	$14,690,049	$1,747,062	$1,762,174

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	76,720	73,419	20,213	21,539

Units purchased	525	149	791	140

Units sold/transferred	(4,595)	3,152	(2,061)	(1,466)

End of period	72,650	76,720	18,943	20,213

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-33

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Janus Henderson Mid Cap Value Portfolio— Institutional Shares Sub-Account		John Hancock Disciplined Value Emerging Markets Equity Trust Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$76,904	$81,140	$1,668,289	$538,819

Net realized gain (loss)	733,576	320,475	1,152,330	377,914

Net change in unrealized appreciation (depreciation) on investments	313,339	506,125	(3,909,043)	4,952,195

Net increase (decrease) in net assets from operations	1,123,819	907,740	(1,088,424)	5,868,928

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	120,565	38,753	455,579	578,929

Net contractowner transfers	(151,359)	(84,627)	611,319	(1,180,684)

Withdrawals and death benefits (b)	(410,731)	(599,777)	(2,542,823)	(2,257,973)

Net increase (decrease) in net assets resulting from contractowner transactions	(441,525)	(645,651)	(1,475,925)	(2,859,728)

Net increase (decrease) in net assets	682,294	262,089	(2,564,349)	3,009,200

NET ASSETS

Beginning of period	8,828,734	8,566,645	44,305,069	41,295,869

End of period	$9,511,028	$8,828,734	$41,740,720	$44,305,069

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	175,363	189,498	1,259,506	1,348,611

Units purchased	2,400	836	12,903	17,802

Units sold/transferred	(10,603)	(14,971)	(52,549)	(106,907)

End of period	167,160	175,363	1,219,860	1,259,506

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-34	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	LVIP Macquarie Diversified Income Fund—Standard Class Sub-Account		Macquarie VIP International Core Equity Series—Standard Class Sub-Account ^
	December 31, 2024	December 31, 2023	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$2,556,855	$2,340,126	$458,145

Net realized gain (loss)	(2,356,438)	(3,168,858)	191,792

Net change in unrealized appreciation (depreciation) on investments	949,490	4,439,080	(885,443)

Net increase (decrease) in net assets from operations	1,149,907	3,610,348	(235,506)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	826,318	650,186	336,586

Net contractowner transfers	1,305,776	1,651,141	43,471,587

Withdrawals and death benefits (b)	(3,319,264)	(3,428,872)	(1,493,340)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,187,170)	(1,127,545)	42,314,833

Net increase (decrease) in net assets	(37,263)	2,482,803	42,079,327

NET ASSETS

Beginning of period	63,502,997	61,020,194	—

End of period	$63,465,734	$63,502,997	$42,079,327

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	3,561,191	3,647,363	—

Units purchased	46,468	38,528	17,516

Units sold/transferred	(125,415)	(124,700)	2,249,909

End of period	3,482,244	3,561,191	2,267,425

^	For the period April 26, 2024 (commencement of operations) to December 31, 2024.
(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-35

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Macquarie VIP Small Cap Value Series- Standard Class Sub-Account
	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$353,736	$198,754

Net realized gain (loss)	2,625,327	2,208,927

Net change in unrealized appreciation (depreciation) on investments	446,850	391,234

Net increase (decrease) in net assets from operations	3,425,913	2,798,915

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	456,699	446,068

Net contractowner transfers	(1,920,307)	(132,813)

Withdrawals and death benefits (b)	(2,101,543)	(1,620,402)

Net increase (decrease) in net assets resulting from contractowner transactions	(3,565,151)	(1,307,147)

Net increase (decrease) in net assets	(139,238)	1,491,768

NET ASSETS

Beginning of period	32,327,535	30,835,767

End of period	$32,188,297	$32,327,535

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	325,341	340,344

Units purchased	4,368	4,955

Units sold/transferred	(40,160)	(19,958)

End of period	289,549	325,341

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-36	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Matson Money Fixed Income VI Portfolio Sub-Account		Matson Money International Equity VI Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$778,201	$586,759	$482,409	$510,003

Net realized gain (loss)	(121,778)	(886,859)	1,429,379	702,561

Net change in unrealized appreciation (depreciation) on investments	170,638	1,548,344	(937,515)	1,483,977

Net increase (decrease) in net assets from operations	827,061	1,248,244	974,273	2,696,541

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	222,550	502,890	490,547	608,575

Net contractowner transfers	1,016,581	1,194,761	(882,539)	(1,563,608)

Withdrawals and death benefits (b)	(4,055,292)	(3,517,338)	(1,625,986)	(1,700,144)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,816,161)	(1,819,687)	(2,017,978)	(2,655,177)

Net increase (decrease) in net assets	(1,989,100)	(571,443)	(1,043,705)	41,364

NET ASSETS

Beginning of period	26,021,912	26,593,355	19,124,802	19,083,438

End of period	$24,032,812	$26,021,912	$18,081,097	$19,124,802

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,013,933	1,087,725	564,883	650,171

Units purchased	8,695	19,703	13,801	19,766

Units sold/transferred	(123,201)	(93,495)	(74,040)	(105,054)

End of period	899,427	1,013,933	504,644	564,883

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-37

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Matson Money U.S. Equity VI Portfolio Sub-Account		MFS Global Equity Series—Initial Class Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$123,633	$169,260	$38,881	$31,491

Net realized gain (loss)	2,582,991	2,614,837	319,615	107,503

Net change in unrealized appreciation (depreciation) on investments	216,190	1,074,918	(41,114)	581,605

Net increase (decrease) in net assets from operations	2,922,814	3,859,015	317,382	720,599

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	528,048	565,923	3,944	5,885

Net contractowner transfers	(2,906,490)	(877,020)	(1,330,865)	398,966

Withdrawals and death benefits (b)	(2,368,166)	(2,489,386)	(321,417)	(366,211)

Net increase (decrease) in net assets resulting from contractowner transactions	(4,746,608)	(2,800,483)	(1,648,338)	38,640

Net increase (decrease) in net assets	(1,823,794)	1,058,532	(1,330,956)	759,239

NET ASSETS

Beginning of period	26,592,519	25,533,987	5,913,890	5,154,651

End of period	$24,768,725	$26,592,519	$4,582,934	$5,913,890

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	500,213	557,467	133,415	132,949

Units purchased	9,587	11,903	84	24

Units sold/transferred	(95,974)	(69,157)	(35,694)	442

End of period	413,826	500,213	97,805	133,415

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-38	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	MFS Growth Series—Initial Class Sub-Account		MFS Massachusetts Investors Growth Stock Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$(1,555)	$(1,155)	$9,644	$3,811

Net realized gain (loss)	105,359	66,659	1,133,543	(568,216)

Net change in unrealized appreciation (depreciation) on investments	207,547	202,513	257,098	2,404,155

Net increase (decrease) in net assets from operations	311,351	268,017	1,400,285	1,839,750

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	2,980	1,073	61,675	32,246

Net contractowner transfers	(62,908)	(3,173)	(1,544,123)	391,053

Withdrawals and death benefits (b)	(5,036)	(8,032)	(1,138,362)	(720,789)

Net increase (decrease) in net assets resulting from contractowner transactions	(64,964)	(10,132)	(2,620,810)	(297,490)

Net increase (decrease) in net assets	246,387	257,885	(1,220,525)	1,542,260

NET ASSETS

Beginning of period	1,012,051	754,166	9,495,903	7,953,643

End of period	$1,258,438	$1,012,051	$8,275,378	$9,495,903

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	7,673	7,767	166,086	173,343

Units purchased	19	11	970	633

Units sold/transferred	(425)	(105)	(43,044)	(7,890)

End of period	7,267	7,673	124,012	166,086

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-39

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	MFS Utilities Series—Initial Class Sub-Account		Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$69,009	$116,381	$190,875	$301,089

Net realized gain (loss)	64,709	81,082	2,541,111	2,504,769

Net change in unrealized appreciation (depreciation) on investments	204,140	(291,712)	1,093,642	1,607,814

Net increase (decrease) in net assets from operations	337,858	(94,249)	3,825,628	4,413,672

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	114,093	37,014	791,345	762,860

Net contractowner transfers	(83,719)	(577,944)	(1,352,606)	88,143

Withdrawals and death benefits (b)	(331,040)	(258,210)	(2,545,211)	(2,008,925)

Net increase (decrease) in net assets resulting from contractowner transactions	(300,666)	(799,140)	(3,106,472)	(1,157,922)

Net increase (decrease) in net assets	37,192	(893,389)	719,156	3,255,750

NET ASSETS

Beginning of period	3,439,661	4,333,050	45,059,118	41,803,368

End of period	$3,476,853	$3,439,661	$45,778,274	$45,059,118

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	40,317	49,966	1,086,132	1,119,323

Units purchased	1,260	449	18,397	20,088

Units sold/transferred	(5,010)	(10,098)	(94,258)	(53,279)

End of period	36,567	40,317	1,010,271	1,086,132

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-40	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class Sub-Account		PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$2,130	$2,644	$250,034	$115,465

Net realized gain (loss)	225,200	73,083	(12,943)	(253,541)

Net change in unrealized appreciation (depreciation) on investments	329,821	412,014	(97,243)	441,266

Net increase (decrease) in net assets from operations	557,151	487,741	139,848	303,190

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	8,828	3,292	55,587	29,880

Net contractowner transfers	52,803	(2,860)	(10,576)	(835,836)

Withdrawals and death benefits (b)	(140,795)	(139,520)	(30,503)	(85,515)

Net increase (decrease) in net assets resulting from contractowner transactions	(79,164)	(139,088)	14,508	(891,471)

Net increase (decrease) in net assets	477,987	348,653	154,356	(588,281)

NET ASSETS

Beginning of period	2,256,786	1,908,133	3,779,130	4,367,411

End of period	$2,734,773	$2,256,786	$3,933,486	$3,779,130

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	36,932	39,950	154,064	193,031

Units purchased	124	66	2,252	1,285

Units sold/transferred	(1,608)	(3,084)	(2,097)	(40,252)

End of period	35,448	36,932	154,219	154,064

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-41

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account		PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$58,239	$487,811	$2,629,253	$2,144,717

Net realized gain (loss)	(498,519)	(683,919)	(2,058,799)	(2,325,694)

Net change in unrealized appreciation (depreciation) on investments	549,066	(56,547)	2,418,738	4,259,083

Net increase (decrease) in net assets from operations	108,786	(252,655)	2,989,192	4,078,106

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	27,030	43,011	1,079,334	843,919

Net contractowner transfers	(109,475)	(264,107)	(130,046)	175,969

Withdrawals and death benefits (b)	(326,853)	(307,009)	(2,553,230)	(2,214,268)

Net increase (decrease) in net assets resulting from contractowner transactions	(409,298)	(528,105)	(1,603,942)	(1,194,380)

Net increase (decrease) in net assets	(300,512)	(780,760)	1,385,250	2,883,726

NET ASSETS

Beginning of period	2,925,972	3,706,732	41,329,532	38,445,806

End of period	$2,625,460	$2,925,972	$42,714,782	$41,329,532

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	128,717	149,935	1,301,874	1,344,379

Units purchased	1,172	1,910	33,094	28,807

Units sold/transferred	(19,186)	(23,128)	(86,037)	(71,312)

End of period	110,703	128,717	1,248,931	1,301,874

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-42	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class Sub-Account		PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$209,645	$122,855	$2,513,227	$2,829,024

Net realized gain (loss)	(158,757)	(269,433)	(2,812,860)	(3,327,014)

Net change in unrealized appreciation (depreciation) on investments	(79,420)	433,193	2,307,950	3,986,087

Net increase (decrease) in net assets from operations	(28,532)	286,615	2,008,317	3,488,097

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	103,592	94,529	952,802	1,249,243

Net contractowner transfers	508,117	257,278	2,696,026	1,435,878

Withdrawals and death benefits (b)	(454,206)	(402,827)	(5,990,286)	(5,967,145)

Net increase (decrease) in net assets resulting from contractowner transactions	157,503	(51,020)	(2,341,458)	(3,282,024)

Net increase (decrease) in net assets	128,971	235,595	(333,141)	206,073

NET ASSETS

Beginning of period	5,915,047	5,679,452	101,200,227	100,994,154

End of period	$6,044,018	$5,915,047	$100,867,086	$101,200,227

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	305,766	309,543	5,005,829	5,184,040

Units purchased	5,620	5,196	46,371	63,720

Units sold/transferred	2,236	(8,973)	(179,743)	(241,931)

End of period	313,622	305,766	4,872,457	5,005,829

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-43

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	PVC Equity Income Account—Class 1 Sub-Account		PVC MidCap Account—Class 1 Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$1,859,683	$1,669,183	$9,901	$(12,387)

Net realized gain (loss)	3,220,497	4,939,180	966,257	46,911

Net change in unrealized appreciation (depreciation) on investments	9,404,882	3,246,258	725,322	1,821,100

Net increase (decrease) in net assets from operations	14,485,062	9,854,621	1,701,480	1,855,624

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,928,122	1,816,136	46,494	18,594

Net contractowner transfers	(6,190,886)	(1,514,163)	(172,554)	(72,511)

Withdrawals and death benefits (b)	(5,829,783)	(4,770,938)	(887,358)	(143,383)

Net increase (decrease) in net assets resulting from contractowner transactions	(10,092,547)	(4,468,965)	(1,013,418)	(197,300)

Net increase (decrease) in net assets	4,392,515	5,385,656	688,062	1,658,324

NET ASSETS

Beginning of period	98,402,367	93,016,711	8,894,402	7,236,078

End of period	$102,794,882	$98,402,367	$9,582,464	$8,894,402

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,579,473	1,663,338	99,961	103,225

Units purchased	28,849	32,225	469	240

Units sold/transferred	(184,774)	(116,090)	(10,830)	(3,504)

End of period	1,423,548	1,579,473	89,600	99,961

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-44	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	PSF Natural Resources Portfolio—Class II Sub-Account		PSF PGIM Jennison Blend Portfolio—Class II Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023 [i]

FROM OPERATIONS

Net investment income (loss)	$(6,511)	$(6,861)	$(52,395)	$(3,504)

Net realized gain (loss)	242,264	294,657	2,328,893	46,633

Net change in unrealized appreciation (depreciation) on investments	(117,327)	(250,178)	3,894,345	906,214

Net increase (decrease) in net assets from operations	118,426	37,618	6,170,843	949,343

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	60,614	182,634	171,653	3,046

Net contractowner transfers	(77,529)	(195,813)	(2,241,700)	24,648,387

Withdrawals and death benefits (b)	(384,990)	(353,765)	(1,750,272)	(98,522)

Net increase (decrease) in net assets resulting from contractowner transactions	(401,905)	(366,944)	(3,820,319)	24,552,911

Net increase (decrease) in net assets	(283,479)	(329,326)	2,350,524	25,502,254

NET ASSETS

Beginning of period	3,092,379	3,421,705	25,502,254	—

End of period	$2,808,900	$3,092,379	$27,852,778	$25,502,254

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	47,820	53,654	411,599	—

Units purchased	907	3,019	2,370	56

Units sold/transferred	(6,973)	(8,853)	(61,654)	411,543

End of period	41,754	47,820	352,315	411,599

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(i)	For the period December 8, 2023 (commencement of operations) to December 31, 2023.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-45

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	PSF PGIM Jennison Value Portfolio—Class II Sub-Account		Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$(16,012)	$(13,861)	$(1,009)	$(1,465)

Net realized gain (loss)	497,291	176,860	(126,649)	(47,670)

Net change in unrealized appreciation (depreciation) on investments	1,272,778	980,441	193,383	179,850

Net increase (decrease) in net assets from operations	1,754,057	1,143,440	65,725	130,715

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	105,079	19,052	727	4,253

Net contractowner transfers	(135,254)	(52,510)	(282,137)	(16,897)

Withdrawals and death benefits (b)	(342,179)	(344,336)	(8,936)	(9,006)

Net increase (decrease) in net assets resulting from contractowner transactions	(372,354)	(377,794)	(290,346)	(21,650)

Net increase (decrease) in net assets	1,381,703	765,646	(224,621)	109,065

NET ASSETS

Beginning of period	8,786,505	8,020,859	873,444	764,379

End of period	$10,168,208	$8,786,505	$648,823	$873,444

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	126,232	132,063	26,176	27,312

Units purchased	1,524	296	20	139

Units sold/transferred	(6,358)	(6,127)	(9,040)	(1,275)

End of period	121,398	126,232	17,156	26,176

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-46	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account		T. Rowe Price® Health Sciences Portfolio I Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$92,608	$56,579	$(22,687)	$(22,631)

Net realized gain (loss)	721,452	1,137,108	625,850	198,147

Net change in unrealized appreciation (depreciation) on investments	(517,629)	706,164	(482,913)	(4,476)

Net increase (decrease) in net assets from operations	296,431	1,899,851	120,250	171,040

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	96,151	91,078	106,781	15,520

Net contractowner transfers	(279,000)	(150,982)	(231,123)	(281,853)

Withdrawals and death benefits (b)	(484,091)	(272,254)	(406,302)	(311,315)

Net increase (decrease) in net assets resulting from contractowner transactions	(666,940)	(332,158)	(530,644)	(577,648)

Net increase (decrease) in net assets	(370,509)	1,567,693	(410,394)	(406,608)

NET ASSETS

Beginning of period	9,243,414	7,675,721	6,907,112	7,313,720

End of period	$8,872,905	$9,243,414	$6,496,718	$6,907,112

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	303,056	317,203	127,203	138,259

Units purchased	3,286	3,389	1,978	296

Units sold/transferred	(25,481)	(17,536)	(11,417)	(11,352)

End of period	280,861	303,056	117,764	127,203

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-47

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account		Templeton Developing Markets VIP Fund —Class 1 Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$2,059,143	$1,579,758	$1,067,092	$478,071

Net realized gain (loss)	(435,064)	(1,248,974)	(760,359)	(2,206,918)

Net change in unrealized appreciation (depreciation) on investments	780,527	2,039,932	1,698,333	4,534,660

Net increase (decrease) in net assets from operations	2,404,606	2,370,716	2,005,066	2,805,813

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	736,443	589,446	2,960,610	1,643,319

Net contractowner transfers	1,404,109	(1,743,250)	42,212	686,770

Withdrawals and death benefits (b)	(3,627,868)	(3,074,216)	(1,646,774)	(875,715)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,487,316)	(4,228,020)	1,356,048	1,454,374

Net increase (decrease) in net assets	917,290	(1,857,304)	3,361,114	4,260,187

NET ASSETS

Beginning of period	52,327,490	54,184,794	26,146,959	21,886,772

End of period	$53,244,780	$52,327,490	$29,508,073	$26,146,959

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,862,109	2,026,592	1,430,961	1,352,083

Units purchased	25,509	21,329	157,134	98,061

Units sold/transferred	(84,336)	(185,812)	(98,729)	(19,183)

End of period	1,803,282	1,862,109	1,489,366	1,430,961

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-48	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Vanguard VIF Balanced Portfolio Sub-Account		Vanguard VIF Capital Growth Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$86,868	$69,162	$205,203	$148,586

Net realized gain (loss)	208,908	(236,641)	1,371,135	1,090,742

Net change in unrealized appreciation (depreciation) on investments	339,929	688,773	1,328,186	3,265,123

Net increase (decrease) in net assets from operations	635,705	521,294	2,904,524	4,504,451

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	463,163	157,433	132,092	153,573

Net contractowner transfers	528,303	(199,128)	287,931	(76,288)

Withdrawals and death benefits (b)	(571,297)	(478,416)	(1,082,815)	(161,960)

Net increase (decrease) in net assets resulting from contractowner transactions	420,169	(520,111)	(662,792)	(84,675)

Net increase (decrease) in net assets	1,055,874	1,183	2,241,732	4,419,776

NET ASSETS

Beginning of period	4,283,842	4,282,659	20,814,940	16,395,164

End of period	$5,339,716	$4,283,842	$23,056,672	$20,814,940

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	123,091	140,251	297,751	300,033

Units purchased	11,827	5,058	1,710	2,543

Units sold/transferred	(906)	(22,218)	(8,637)	(4,825)

End of period	134,012	123,091	290,824	297,751

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-49

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Vanguard VIF Conservative Allocation Portfolio Sub-Account		Vanguard VIF Equity Index Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$72,191	$45,163	$2,140,884	$1,792,146

Net realized gain (loss)	47,536	(43,029)	38,175,221	9,636,451

Net change in unrealized appreciation (depreciation) on investments	95,606	309,218	4,466,136	25,306,767

Net increase (decrease) in net assets from operations	215,333	311,352	44,782,241	36,735,364

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	507,616	200,140	11,092,133	5,223,411

Net contractowner transfers	38,243	38,741	3,125,627	1,856,686

Withdrawals and death benefits (b)	(159,812)	(13,135)	(5,969,621)	(4,470,288)

Net increase (decrease) in net assets resulting from contractowner transactions	386,047	225,746	8,248,139	2,609,809

Net increase (decrease) in net assets	601,380	537,098	53,030,380	39,345,173

NET ASSETS

Beginning of period	2,894,250	2,357,152	179,989,230	140,644,057

End of period	$3,495,630	$2,894,250	$233,019,610	$179,989,230

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	99,421	90,772	2,645,123	2,601,234

Units purchased	16,768	7,477	145,926	87,051

Units sold/transferred	(4,146)	1,172	(54,420)	(43,162)

End of period	112,043	99,421	2,736,629	2,645,123

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-50	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Vanguard VIF Global Bond Index Portfolio Sub-Account		Vanguard VIF High Yield Bond Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$92,339	$33,400	$3,031,655	$2,420,005

Net realized gain (loss)	(17,428)	(163,497)	(542,678)	(1,449,914)

Net change in unrealized appreciation (depreciation) on investments	(1,546)	271,975	926,661	4,775,648

Net increase (decrease) in net assets from operations	73,365	141,878	3,415,638	5,745,739

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	317,492	261,048	1,975,099	2,881,019

Net contractowner transfers	716,068	863,170	993,980	287,179

Withdrawals and death benefits (b)	(143,980)	(120,394)	(3,722,318)	(2,936,265)

Net increase (decrease) in net assets resulting from contractowner transactions	889,580	1,003,824	(753,239)	231,933

Net increase (decrease) in net assets	962,945	1,145,702	2,662,399	5,977,672

NET ASSETS

Beginning of period	3,008,322	1,862,620	56,735,213	50,757,541

End of period	$3,971,267	$3,008,322	$59,397,612	$56,735,213

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	130,284	85,778	1,569,524	1,564,779

Units purchased	13,639	11,703	53,687	86,417

Units sold/transferred	25,075	32,803	(75,439)	(81,672)

End of period	168,998	130,284	1,547,772	1,569,524

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-51

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Vanguard VIF International Portfolio Sub-Account		Vanguard VIF Mid-Cap Index Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$41,250	$58,523	$1,049,250	$939,007

Net realized gain (loss)	358,445	(699,383)	3,585,079	1,200,564

Net change in unrealized appreciation (depreciation) on investments	(12,606)	1,264,923	8,789,784	10,756,957

Net increase (decrease) in net assets from operations	387,089	624,063	13,424,113	12,896,528

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,500	7,245	3,181,179	2,466,012

Net contractowner transfers	484,097	322,123	(5,781,326)	467,000

Withdrawals and death benefits (b)	(727,461)	(1,373,412)	(5,752,581)	(4,189,881)

Net increase (decrease) in net assets resulting from contractowner transactions	(241,864)	(1,044,044)	(8,352,728)	(1,256,869)

Net increase (decrease) in net assets	145,225	(419,981)	5,071,385	11,639,659

NET ASSETS

Beginning of period	4,135,267	4,555,248	94,584,897	82,945,238

End of period	$4,280,492	$4,135,267	$99,656,282	$94,584,897

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	122,291	154,048	1,761,518	1,785,408

Units purchased	44	220	55,083	50,639

Units sold/transferred	(5,932)	(31,977)	(199,678)	(74,529)

End of period	116,403	122,291	1,616,923	1,761,518

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-52	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Vanguard VIF Moderate Allocation Portfolio Sub-Account		Vanguard VIF Real Estate Index Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$109,560	$85,137	$1,005,669	$700,413

Net realized gain (loss)	117,005	25,922	(1,926,695)	731,944

Net change in unrealized appreciation (depreciation) on investments	291,163	596,567	2,114,071	2,358,673

Net increase (decrease) in net assets from operations	517,728	707,626	1,193,045	3,791,030

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	219,955	380,953	471,046	563,641

Net contractowner transfers	471,354	(300,827)	(4,389,990)	875,710

Withdrawals and death benefits (b)	(640,551)	(99,166)	(3,777,169)	(1,367,000)

Net increase (decrease) in net assets resulting from contractowner transactions	50,758	(19,040)	(7,696,113)	72,351

Net increase (decrease) in net assets	568,486	688,586	(6,503,068)	3,863,381

NET ASSETS

Beginning of period	5,044,191	4,355,605	36,262,974	32,399,593

End of period	$5,612,677	$5,044,191	$29,759,906	$36,262,974

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	155,110	154,241	944,727	940,469

Units purchased	6,156	13,080	12,086	16,042

Units sold/transferred	(4,365)	(12,211)	(214,099)	(11,784)

End of period	156,901	155,110	742,714	944,727

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-53

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Vanguard VIF Small Company Growth Portfolio Sub-Account		Vanguard VIF Total Bond Market Index Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$52,787	$15,341	$6,853,388	$5,523,569

Net realized gain (loss)	(512,591)	(811,916)	(9,749,334)	(11,255,403)

Net change in unrealized appreciation (depreciation) on investments	2,418,265	4,264,173	5,463,476	19,252,977

Net increase (decrease) in net assets from operations	1,958,461	3,467,598	2,567,530	13,521,143

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	251,052	209,016	15,394,901	10,079,151

Net contractowner transfers	1,440,314	1,793,543	18,338,192	16,001,547

Withdrawals and death benefits (b)	(1,471,642)	(884,540)	(21,440,046)	(17,686,956)

Net increase (decrease) in net assets resulting from contractowner transactions	219,724	1,118,019	12,293,047	8,393,742

Net increase (decrease) in net assets	2,178,185	4,585,617	14,860,577	21,914,885

NET ASSETS

Beginning of period	21,899,862	17,314,245	276,930,412	255,015,527

End of period	$24,078,047	$21,899,862	$291,790,989	$276,930,412

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	418,320	395,191	10,217,921	9,911,834

Units purchased	4,409	4,287	574,626	388,569

Units sold/transferred	(9,133)	18,842	(128,104)	(82,482)

End of period	413,596	418,320	10,664,443	10,217,921

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-54	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Vanguard VIF Total International Stock Market Index Portfolio Sub-Account		Vanguard VIF Total Stock Market Index Portfolio Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$579,355	$515,106	$293,242	$197,020

Net realized gain (loss)	(435,457)	(954,916)	2,270,977	253,516

Net change in unrealized appreciation (depreciation) on investments	902,613	3,360,925	3,657,211	5,277,424

Net increase (decrease) in net assets from operations	1,046,511	2,921,115	6,221,430	5,727,960

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	433,084	574,148	1,001,589	1,645,733

Net contractowner transfers	2,471,215	369,807	1,311,167	892,266

Withdrawals and death benefits (b)	(6,512,144)	(1,565,615)	(5,380,087)	(562,989)

Net increase (decrease) in net assets resulting from contractowner transactions	(3,607,845)	(621,660)	(3,067,331)	1,975,010

Net increase (decrease) in net assets	(2,561,334)	2,299,455	3,154,099	7,702,970

NET ASSETS

Beginning of period	21,959,709	19,660,254	29,074,568	21,371,598

End of period	$19,398,375	$21,959,709	$32,228,667	$29,074,568

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	606,153	625,473	664,994	614,060

Units purchased	11,298	17,125	19,090	44,396

Units sold/transferred	(106,588)	(36,445)	(86,772)	6,538

End of period	510,863	606,153	597,312	664,994

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-55

Statements of Changes in Net Assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	VY CBRE Global Real Estate Portfolio— Class I Sub-Account		Wanger Acorn Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$265,896	$128,051	$(16,415)	$(13,611)

Net realized gain (loss)	(120,014)	(106,585)	331,310	(440,696)

Net change in unrealized appreciation (depreciation) on investments	(56,090)	880,064	548,156	1,390,499

Net increase (decrease) in net assets from operations	89,792	901,530	863,051	936,192

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	112,831	125,387	430,676	208,823

Net contractowner transfers	1,057,975	382,030	(13,256)	1,643,341

Withdrawals and death benefits (b)	(484,415)	(328,011)	(237,271)	(143,659)

Net increase (decrease) in net assets resulting from contractowner transactions	686,391	179,406	180,149	1,708,505

Net increase (decrease) in net assets	776,183	1,080,936	1,043,200	2,644,697

NET ASSETS

Beginning of period	8,145,762	7,064,826	6,013,624	3,368,927

End of period	$8,921,945	$8,145,762	$7,056,824	$6,013,624

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	157,576	154,406	52,613	36,113

Units purchased	2,078	2,865	3,607	2,045

Units sold/transferred	11,104	305	(2,154)	14,455

End of period	170,758	157,576	54,066	52,613

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-56	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

concluded

	Wanger International Sub-Account		Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$140,874	$8,787	$774,275	$646,227

Net realized gain (loss)	(90,029)	(1,210,319)	(738,333)	(920,943)

Net change in unrealized appreciation (depreciation) on investments	(1,066,068)	3,008,432	789,152	1,439,060

Net increase (decrease) in net assets from operations	(1,015,223)	1,806,900	825,094	1,164,344

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	160,435	97,452	132,762	151,265

Net contractowner transfers	126,788	(138,321)	(294,580)	(709,768)

Withdrawals and death benefits (b)	(623,548)	(443,892)	(688,318)	(713,132)

Net increase (decrease) in net assets resulting from contractowner transactions	(336,325)	(484,761)	(850,136)	(1,271,635)

Net increase (decrease) in net assets	(1,351,548)	1,322,139	(25,042)	(107,291)

NET ASSETS

Beginning of period	12,272,692	10,950,553	12,730,894	12,838,185

End of period	$10,921,144	$12,272,692	$12,705,852	$12,730,894

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	158,368	166,064	647,013	720,872

Units purchased	2,089	1,376	6,428	8,248

Units sold/transferred	(8,152)	(9,072)	(60,142)	(82,107)

End of period	152,305	158,368	593,299	647,013

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-57

Notes to Financial Statements

TIAA-CREF Life Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA-CREF Life Separate Account VA-1 (the “Separate Account”) was established by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) as a separate investment account under New York law on July 27, 1998 and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). TIAA-CREF Life, as a legal reserve life insurance company under the insurance laws of the State of New York, is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”).

Investors participate in the Separate Account by purchasing one of three different variable annuity contracts: the Personal Annuity Select and Single Premium Immediate Annuity (the “Original Contract”), the Lifetime Variable Select Annuity (the “Lifetime Contract”) and the Intelligent Variable Annuity (the “Intelligent VA”). Premiums received from the contracts are allocated to investment accounts, the (“Sub-Accounts”) that invest in non-proprietary funds or Nuveen Life Funds (collectively, the “Funds”). Nuveen Life Funds is an open-end management investment company registered with the Commission and managed by Teachers Advisors, LLC (the, “Adviser”), a wholly owned indirect subsidiary of TIAA. The Adviser is registered with the Commission as an investment adviser. The Original Contract currently offers 8 investment Sub-Account options, the Lifetime Contract currently offers 10 investment Sub-Account options and the Intelligent VA offers 76 investment Sub-Account options. Accumulation unit values are calculated daily for each investment account. Effective in 2008, the Personal Annuity Select and Lifetime Variable Select Annuity are no longer available to new customers. However, policy owners that existed prior to that date may continue to invest their premiums in the Sub-Accounts.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the Sub-Accounts based upon their relative daily net asset values. Annuitants bear no mortality risk under their contracts. Initial annuity payments are calculated based on the total value of a participant’s accumulation units on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance and Sub-Account expenses.

Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table with four year setbacks for contracts issued prior to 2015 and 2012 Individual Annuity Reserving for contracts issued after 2014. The 2012 IAR Mortality Table is used for determining the minimum standard of valuation for any individual annuity or pure endowment contract issued after January 1, 2015. The mortality risk is fully borne by TIAA-CREF Life and may result in additional amounts being transferred into the variable annuity account by TIAA-CREF Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to TIAA-CREF Life.

Effective April 26, 2024, the Delaware VIP International Series—Standard Class Sub-Account merged into Macquarie VIP International Core Equity Series-Standard Class Sub-Account.

Effective May 1, 2024, the following Fund names have changed (with a corresponding change to the Sub-Account name):

Current Fund	New Fund

TIAA-CREF Life Balanced Fund

TIAA-CREF Life Core Bond Fund

TIAA-CREF Life Growth Equity Fund

TIAA-CREF Life Growth & Income Fund

TIAA-CREF Life International Equity Fund

TIAA-CREF Life Large-Cap Value Fund

TIAA-CREF Life Money Market Fund

TIAA-CREF Life Real Estate Securities Fund

TIAA-CREF Life Small-Cap Equity Fund

TIAA-CREF Life Social Choice Equity Fund

TIAA-CREF Life Stock Index Fund

ClearBridge Variable Aggressive Growth Portfolio—Class I

Delaware Ivy VIP International Core Equity Series—Standard Class

Delaware VIP Small Cap Value Series—Standard Class

LVIP Delaware Diversified Income—Standard Class

Nuveen Life Balanced Fund

Nuveen Life Core Bond Fund

Nuveen Life Growth Equity Fund

Nuveen Life Core Equity Fund

Nuveen Life International Equity Fund

Nuveen Life Large Cap Value Fund

Nuveen Life Money Market Fund

Nuveen Life Real Estate Securities Select Fund

Nuveen Life Small Cap Equity Fund

Nuveen Life Large Cap Responsible Equity Fund

Nuveen Life Stock Index Fund

ClearBridge Variable Growth Portfolio—Class I

Macquarie VIP International Core Equity Series—Standard Class

Macquarie VIP Small Cap Value Series—Standard Class

LVIP Macquarie Diversified Income—Standard Class

Effective May 29, 2024, the John Hancock Emerging Markets Value Trust Sub-Account was renamed John Hancock Disciplined Value Emerging Markets Equity Trust Sub-Account.

B-58	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

Effective December 15, 2024, the following Fund names have changed (with a corresponding change to the Sub-Account name):

Current Fund	New Fund

DFA VA Equity Allocation Portfolio

DFA VA Global Bond Portfolio

DFA VA Global Moderate Allocation Portfolio

DFA VA International Small Portfolio

DFA VA International Value Portfolio

DFA VA Short-Term Fixed Portfolio

DFA VA US Large Value Portfolio

DFA VA US Targeted Value Portfolio

Dimensional VA Equity Allocation Portfolio

Dimensional VA Global Bond Portfolio

Dimensional VA Global Moderate Allocation Portfolio

Dimensional VA International Small Portfolio

Dimensional VA International Value Portfolio

Dimensional VA Short-Term Fixed Portfolio

Dimensional VA US Large Value Portfolio

Dimensional VA US Targeted Value Portfolio

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Separate Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services-Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Security transactions are accounted for as of the trade date for financial reporting purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Income taxes: TIAA-CREF Life Separate Account VA-1 is a separate account of TIAA-CREF Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, the Separate Account’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Separate Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Separate Account’s tax positions taken for all open income tax years and has concluded that no provision for federal income tax is required in the Separate Account’s financial statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Separate Account adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Separate Account’s financial positions or the results of its operations.

Product Management of the Separate Account acts as the chief operating decision maker (“CODM”). The Separate Account represents a single operating segment. The CODM monitors the operating results of the Separate Account as a whole and is responsible for the Separate Account’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Separate Account’s Sub-Accounts, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, premiums and withdrawal and death benefits), which are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Separate Account’s single segment, is consistent with that presented within the Separate Account’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

Note 2—valuation of investments

U.S. GAAP establishes a hierarchy that categorizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 — significant unobservable inputs (including the Sub-Accounts’ own assumptions in determining the fair value of investments)

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-59

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Sub-Accounts’ investments follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

As of December 31, 2024, all of the investments in the Sub-Accounts were investments in registered investment companies and were valued based on Level 1 inputs.

Note 3—expense charges and affiliates

TIAA-CREF Life provides all administrative services for the Sub-Accounts. Daily charges are deducted from the net assets of the Sub-Accounts for services required to administer the Separate Account and the contracts, and to cover certain insurance risks borne by TIAA-CREF Life. The following are the current administrative expense charges for the contracts:

Administrative expense

(as a percentage of average account value)

	Intelligent Variable Annuity	Personal Annuity Select	Lifetime Variable Select

Maximum contractual fee	0.30%	0.20%	0.20%

Current fee	0.10%	0.20%	0.20%

TIAA-CREF Life imposes a daily charge that is deducted from the net assets of the Sub-Accounts for bearing certain mortality and expense risks in connection with the contracts. The following are the mortality and expense risk charges for the contracts:

Mortality and expense risk charges

(as a percentage of average account value)

	Personal Annuity Select	Lifetime Variable Select

Maximum contractual fee	1.00%	1.00%

Current fee	0.40%	0.40%

Intelligent Variable Annuity

	Maximum contractual fee	Current fee

If accumulation value is less than $100,000	0.40%	0.40%

If accumulation value is between $100,000-$500,000	0.25%	0.25%

If accumulation value is greater than $500,000	0.15%	0.15%

After the first 10 contract years	0.00%	0.00%

There are other daily, monthly, and annual fees and expenses that a contractowner will pay when buying, owning and surrendering the policy. These fees and expenses include as follows:

Additional expense charges	Intelligent Variable Annuity	Personal Annuity Select	Lifetime Variable Select

Maximum annual contract fees (waived for accumulation values > $25,000)	$25	$0	$25

Optional guaranteed minimum death benefit charge	0.10%	None	None

Premium taxes (a)	0.00% to 3.50%	0.00% to 3.50%	0.00% to 3.50%

Maximum transfer fee	$0	$0	$25

(a)	Only applicable in certain states.

The Sub-Accounts indirectly pay expenses of the underlying funds. With respect to investments in the Funds, these include management fees paid to the Adviser. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA. Services may also enter into selling agreements with third parties to distribute the contracts.

B-60	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

Note 4—investments

Purchases and sales of securities for the Sub-Accounts for the year ended December 31, 2024 were as follows:

Sub-Accounts	Purchases	Sales

Nuveen Life Balanced	$45,541,473	$52,817,307

Nuveen Life Core Bond	36,051,047	32,346,447

Nuveen Life Core Equity	23,532,553	30,902,755

Nuveen Life Growth Equity	28,133,485	36,269,433

Nuveen Life International Equity	23,401,530	19,099,634

Nuveen Life Large Cap Responsible Equity	17,179,982	17,933,817

Nuveen Life Large Cap Value	14,137,310	17,369,167

Nuveen Life Money Market	106,437,955	108,545,603

Nuveen Life Real Estate Securities Select	10,933,630	17,554,534

Nuveen Life Small Cap Equity	15,798,449	19,711,464

Nuveen Life Stock Index	77,779,182	127,014,843

Calamos Growth and Income Portfolio	130,348	289,510

ClearBridge Variable Growth Portfolio—Class I	13,176,047	10,058,488

ClearBridge Variable Small Cap Growth Portfolio—Class I	3,126,105	3,499,361

Credit Suisse Trust—Commodity Return Strategy Portfolio	124,570	202,075

Delaware VIP International Series—Standard Class	4,537,185	47,368,202

Dimensional VA Equity Allocation Portfolio	6,674,905	4,184,634

Dimensional VA Global Bond Portfolio	11,719,586	13,325,903

Dimensional VA Global Moderate Allocation Portfolio	10,027,844	9,864,018

Dimensional VA International Small Portfolio	12,681,491	13,295,899

Dimensional VA International Value Portfolio	23,255,108	27,144,396

Dimensional VA Short-Term Fixed Portfolio	23,256,678	24,403,593

Dimensional VA US Large Value Portfolio	29,913,595	30,243,651

Dimensional VA US Targeted Value Portfolio	15,158,382	17,809,915

Franklin Income VIP Fund—Class 1	1,736,957	1,779,711

Franklin Mutual Shares VIP Fund—Class 1	375,224	901,741

Franklin Small-Mid Cap Growth VIP Fund—Class 1	5,495,500	7,139,004

Janus Henderson Forty Portfolio—Institutional Shares	7,530,126	7,450,634

Janus Henderson Overseas Portfolio—Institutional Shares	116,174	219,434

Janus Henderson Mid Cap Value Portfolio—Institutional Shares	1,579,454	1,481,716

John Hancock Disciplined Value Emerging Markets Equity Trust	9,627,343	9,517,801

LVIP Macquarie Diversified Income Fund—Standard Class	15,307,142	13,961,849

Macquarie VIP International Core Equity Series—Standard Class	51,566,544	8,696,450

Macquarie VIP Small Cap Value Series—Standard Class	10,211,483	12,267,920

Matson Money Fixed Income VI Portfolio	12,855,640	14,908,103

Matson Money International Equity VI Portfolio	10,390,881	11,584,243

Matson Money U.S. Equity VI Portfolio	14,382,918	16,771,047

MFS Global Equity Series—Initial Class	1,147,403	2,433,866

MFS Growth Series—Initial Class	93,261	69,460

MFS Massachusetts Investors Growth Stock Portfolio	2,219,060	4,070,370

MFS Utilities Series—Initial Class	1,250,277	1,394,073

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	14,378,282	15,910,220

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class	535,524	484,237

PIMCO VIT All Asset Portfolio—Institutional Class	874,177	609,635

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class	699,780	1,050,839

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	13,360,647	12,409,237

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	1,537,702	1,170,554

PIMCO VIT Real Return Portfolio—Institutional Class	23,766,451	23,732,891

PVC Equity Income Account—Class 1	25,761,007	33,184,151

PVC MidCap Account—Class 1	1,267,446	1,468,550

PSF Natural Resources Portfolio—Class II	628,171	1,036,587

PSF PGIM Jennison Blend Portfolio—Class II	11,776,355	14,978,765

PSF PGIM Jennison Value Portfolio—Class II	1,120,896	1,522,558

Royce Capital Fund Micro-Cap Portfolio—Investment Class	128,463	376,258

Royce Capital Fund Small-Cap Portfolio—Investment Class	2,300,651	2,516,392

T. Rowe Price® Health Sciences Portfolio I	3,027,588	3,008,927

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-61

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

Sub-Accounts	Purchases	Sales

T. Rowe Price® Limited-Term Bond Portfolio	$14,791,166	$14,344,399

Templeton Developing Markets VIP Fund—Class 1	12,742,442	10,121,575

Vanguard VIF Balanced Portfolio	2,398,149	1,672,780

Vanguard VIF Capital Growth Portfolio	11,534,807	11,536,812

Vanguard VIF Conservative Allocation Portfolio	851,566	323,161

Vanguard VIF Equity Index	112,819,674	94,951,983

Vanguard VIF Global Bond Index Portfolio	2,134,329	1,148,656

Vanguard VIF High Yield Bond Portfolio	12,645,381	10,423,992

Vanguard VIF International Portfolio	1,991,020	2,046,987

Vanguard VIF Mid-Cap Index Portfolio	17,219,338	23,453,429

Vanguard VIF Moderate Allocation Portfolio	1,972,807	1,707,205

Vanguard VIF Real Estate Index Portfolio	6,842,213	12,660,016

Vanguard VIF Small Company Growth Portfolio	13,087,532	12,829,706

Vanguard VIF Total Bond Market Index Portfolio	72,067,260	52,968,232

Vanguard VIF Total International Stock Market Index Portfolio	9,657,849	12,578,713

Vanguard VIF Total Stock Market Index Portfolio	11,823,899	12,526,051

VY CBRE Global Real Estate Portfolio—Class I	4,771,276	3,832,377

Wanger Acorn	2,130,954	1,965,344

Wanger International	4,140,799	4,349,343

Western Asset Variable Global High Yield Bond Portfolio—Class I	8,072,554	8,167,778

Note 5—condensed financial information

					For the period ended December 31, 2024

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Nuveen Life Balanced Sub-Account
2024	1,276	$41.27 to $43.36	$45.28 to $47.81	$60,039	2.04%	0.10% to 0.60%	9.71% to 10.26%
2023	1,513	$35.86 to $37.49	$41.27 to $43.36	$63,986	2.46%	0.10% to 0.60%	15.08% to 15.65%
2022	1,598	$43.25 to $44.99	$35.86 to $37.49	$58,561	2.57%	0.10% to 0.60%	(17.09)% to (16.67)%
2021	1,716	$39.64 to $41.02	$43.25 to $44.99	$75,690	1.79%	0.10% to 0.60%	9.13% to 9.67%
2020	1,725	$34.93 to $35.97	$39.64 to $41.02	$69,519	2.04%	0.10% to 0.60%	13.48% to 14.05%

Nuveen Life Core Bond Sub-Account
2024	3,555	$41.93 to $45.44	$42.81 to $46.62	$160,717	3.82%	0.10% to 0.60%	2.10% to 2.61%
2023	3,605	$39.69 to $42.80	$41.93 to $45.44	$158,698	3.09%	0.10% to 0.60%	5.64% to 6.17%
2022	3,673	$46.01 to $49.36	$39.69 to $42.80	$152,013	2.20%	0.10% to 0.60%	(13.73)% to (13.30)%
2021	3,803	$46.75 to $49.90	$46.01 to $49.36	$181,621	2.36%	0.10% to 0.60%	(1.58)% to (1.08)%
2020	3,616	$43.60 to $46.31	$46.75 to $49.90	$174,475	2.89%	0.10% to 0.60%	7.21% to 7.75%

Nuveen Life Core Equity Sub-Account
2024	1,009	$124.66 to $135.10	$159.64 to $173.87	$189,829	0.81%	0.10% to 0.60%	28.05% to 28.70%
2023	1,087	$94.35 to $101.74	$124.66 to $135.10	$159,610	1.08%	0.10% to 0.60%	32.14% to 32.80%
2022	1,177	$122.06 to $130.96	$94.35 to $101.74	$130,126	0.74%	0.10% to 0.60%	(22.70)% to (22.32)%
2021	1,306	$98.10 to $104.73	$122.06 to $130.96	$186,576	0.90%	0.10% to 0.60%	24.42% to 25.05%
2020	1,392	$81.94 to $87.04	$98.10 to $104.73	$156,822	1.28%	0.10% to 0.60%	19.72% to 20.32%

Nuveen Life Growth Equity Sub-Account
2024	1,240	$87.96 to $95.35	$112.15 to $122.18	$156,888	0.25%	0.10% to 0.60%	27.49% to 28.14%
2023	1,299	$60.43 to $65.18	$87.96 to $95.35	$129,554	0.26%	0.10% to 0.60%	45.55% to 46.28%
2022	1,380	$90.63 to $97.27	$60.43 to $65.18	$94,184	0.00%	0.10% to 0.60%	(33.32)% to (32.99)%
2021	1,448	$78.49 to $83.82	$90.63 to $97.27	$146,562	0.28%	0.10% to 0.60%	15.47% to 16.05%
2020	1,594	$54.85 to $58.28	$78.49 to $83.82	$139,006	0.33%	0.10% to 0.60%	43.10% to 43.82%

Nuveen Life International Equity Sub-Account
2024	2,621	$40.55 to $43.94	$41.77 to $45.50	$118,662	2.23%	0.10% to 0.60%	3.02% to 3.54%
2023	2,568	$35.04 to $37.78	$40.55 to $43.94	$112,875	2.11%	0.10% to 0.60%	15.72% to 16.30%
2022	2,613	$42.32 to $45.41	$35.04 to $37.78	$98,856	3.18%	0.10% to 0.60%	(17.20)% to (16.79)%
2021	2,517	$38.41 to $41.00	$42.32 to $45.41	$114,705	1.18%	0.10% to 0.60%	10.18% to 10.73%
2020	2,355	$33.50 to $35.59	$38.41 to $41.00	$97,294	1.64%	0.10% to 0.60%	14.65% to 15.23%

B-62	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

					For the period ended December 31, 2024

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Nuveen Life Large Cap Responsible Equity Sub-Account
2024	600	$116.43 to $126.16	$136.59 to $148.75	$93,187	1.45%	0.10% to 0.60%	17.31% to 17.90%
2023	646	$95.68 to $103.17	$116.43 to $126.16	$84,876	1.39%	0.10% to 0.60%	21.68% to 22.29%
2022	681	$117.15 to $125.68	$95.68 to $103.17	$73,492	1.23%	0.10% to 0.60%	(18.32)% to (17.91)%
2021	748	$93.27 to $99.57	$117.15 to $125.68	$97,583	1.17%	0.10% to 0.60%	25.60% to 26.23%
2020	760	$77.89 to $82.74	$93.27 to $99.57	$78,413	1.57%	0.10% to 0.60%	19.75% to 20.35%

Nuveen Life Large Cap Value Sub-Account
2024	382	$136.64 to $148.07	$155.89 to $169.78	$70,118	1.55%	0.10% to 0.60%	14.08% to 14.66%
2023	433	$120.26 to $129.67	$136.64 to $148.07	$68,976	1.67%	0.10% to 0.60%	13.62% to 14.19%
2022	483	$130.23 to $139.72	$120.26 to $129.67	$66,549	1.27%	0.10% to 0.60%	(7.65)% to (7.19)%
2021	540	$103.28 to $110.25	$130.23 to $139.72	$79,163	1.49%	0.10% to 0.60%	26.09% to 26.72%
2020	547	$99.90 to $106.11	$103.28 to $110.25	$62,754	2.00%	0.10% to 0.60%	3.38% to 3.90%

Nuveen Life Money Market Sub-Account
2024	7,937	$11.96 to $12.97	$12.51 to $13.63	$104,656	5.04%	0.10% to 0.60%	4.53% to 5.06%
2023	8,479	$11.46 to $12.37	$11.96 to $12.97	$106,450	4.91%	0.10% to 0.60%	4.40% to 4.92%
2022	8,794	$11.36 to $12.20	$11.46 to $12.37	$105,244	1.54%	0.10% to 0.60%	0.86% to 1.36%
2021	6,947	$11.43 to $12.21	$11.36 to $12.20	$82,011	0.00%	0.10% to 0.60%	(0.60)% to (0.10)%
2020	8,007	$11.45 to $12.17	$11.43 to $12.21	$94,661	0.36%	0.10% to 0.60%	(0.19)% to 0.31%

Nuveen Life Real Estate Securities Select Sub-Account
2024	331	$144.16 to $156.22	$150.14 to $163.52	$58,158	2.81%	0.10% to 0.60%	4.15% to 4.67%
2023	383	$129.47 to $139.60	$144.16 to $156.22	$63,670	2.59%	0.10% to 0.60%	11.35% to 11.90%
2022	441	$182.49 to $195.79	$129.47 to $139.60	$64,943	1.51%	0.10% to 0.60%	(29.05)% to (28.70)%
2021	483	$131.58 to $140.46	$182.49 to $195.79	$98,462	1.64%	0.10% to 0.60%	38.69% to 39.39%
2020	510	$130.71 to $138.84	$131.58 to $140.46	$73,531	2.30%	0.10% to 0.60%	0.66% to 1.17%

Nuveen Life Small Cap Equity Sub-Account
2024	272	$171.74 to $186.10	$198.03 to $215.67	$61,701	0.89%	0.10% to 0.60%	15.31% to 15.89%
2023	296	$145.62 to $157.01	$171.74 to $186.10	$58,149	0.86%	0.10% to 0.60%	17.94% to 18.53%
2022	313	$173.62 to $186.27	$145.62 to $157.01	$51,364	0.48%	0.10% to 0.60%	(16.13)% to (15.71)%
2021	347	$140.01 to $149.46	$173.62 to $186.27	$67,160	0.51%	0.10% to 0.60%	24.01% to 24.63%
2020	350	$124.87 to $132.63	$140.01 to $149.46	$54,249	0.85%	0.10% to 0.60%	12.13% to 12.69%

Nuveen Life Stock Index Sub-Account
2024	3,327	$146.22 to $158.47	$179.74 to $195.79	$678,647	1.35%	0.10% to 0.60%	22.93% to 23.55%
2023	3,693	$116.83 to $125.99	$146.22 to $158.47	$608,408	1.47%	0.10% to 0.60%	25.16% to 25.78%
2022	3,995	$145.43 to $156.05	$116.83 to $125.99	$522,030	1.33%	0.10% to 0.60%	(19.67)% to (19.26)%
2021	4,137	$116.46 to $124.34	$145.43 to $156.05	$675,674	1.35%	0.10% to 0.60%	24.88% to 25.50%
2020	4,294	$97.01 to $103.06	$116.46 to $124.34	$559,790	1.69%	0.10% to 0.60%	20.04% to 20.64%

Calamos Growth and Income Portfolio Sub-Account
2024	94	$45.67 to $46.41	$55.19 to $56.14	$5,223	0.38%	0.10% to 0.20%	20.84% to 20.96%
2023	98	$38.10 to $38.68	$45.67 to $46.41	$4,525	0.57%	0.10% to 0.20%	19.88% to 20.00%
2022	106	$44.59 to $47.84	$38.10 to $38.68	$4,062	0.69%	0.10% to 0.20%	(19.23)% to (19.15)%
2021	110	$36.95 to $39.44	$44.59 to $47.84	$5,212	0.37%	0.10% to 0.59%	20.67% to 21.28%
2020	113	$30.36 to $32.25	$36.95 to $39.44	$4,420	0.48%	0.10% to 0.60%	21.70% to 22.31%

ClearBridge Variable Growth Portfolio—Class I Sub-Account
2024	494	$51.07 to $55.34	$57.26 to $62.36	$29,550	0.11%	0.10% to 0.60%	12.12% to 12.68%
2023	577	$41.29 to $44.53	$51.07 to $55.34	$30,688	0.30%	0.10% to 0.60%	23.68% to 24.30%
2022	622	$56.45 to $60.57	$41.29 to $44.53	$26,625	0.46%	0.10% to 0.60%	(26.85)% to (26.49)%
2021	610	$51.49 to $54.97	$56.45 to $60.57	$35,628	0.16%	0.10% to 0.60%	9.64% to 10.19%
2020	657	$43.89 to $46.62	$51.49 to $54.97	$34,895	0.83%	0.10% to 0.60%	17.31% to 17.90%

ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
2024	77	$58.60 to $63.50	$60.87 to $66.30	$5,018	0.00%	0.10% to 0.60%	3.87% to 4.40%
2023	87	$54.39 to $58.64	$58.60 to $63.50	$5,342	0.00%	0.10% to 0.60%	7.45% to 8.72%
2022	94	$76.89 to $82.50	$54.39 to $58.64	$5,352	0.00%	0.10% to 0.60%	(29.27)% to (28.92)%
2021	95	$68.69 to $73.33	$76.89 to $82.50	$7,604	0.00%	0.10% to 0.60%	11.94% to 12.50%
2020	85	$48.24 to $51.24	$68.69 to $73.33	$6,049	0.00%	0.10% to 0.60%	42.41% to 43.12%

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-63

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

					For the period ended December 31, 2024

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Credit Suisse Trust—Commodity Return Strategy Portfolio Sub-Account
2024	22	$21.09 to $22.19	$21.98 to $23.24	$493	2.94%	0.10% to 0.60%	4.20% to 4.72%
2023	26	$23.35 to $24.44	$21.09 to $22.19	$561	19.61%	0.10% to 0.60%	(9.66)% to (9.21)%
2022	42	$20.24 to $21.09	$23.35 to $24.44	$999	13.80%	0.10% to 0.60%	2.64% to 15.91%
2021	27	$15.92 to $16.50	$20.24 to $21.09	$561	5.83%	0.10% to 0.60%	(4.92)% to 27.77%
2020	13	$16.26 to $16.77	$15.92 to $16.50	$211	3.76%	0.10% to 0.60%	(2.07)% to (1.58)%

Dimensional VA Equity Allocation Portfolio Sub-Account
2024	300	$43.40 to $44.83	$49.65 to $51.54	$15,240	2.04%	0.10% to 0.60%	14.41% to 14.98%
2023	258	$36.34 to $37.35	$43.40 to $44.83	$11,403	2.17%	0.10% to 0.60%	19.43% to 20.03%
2022	291	$42.35 to $43.31	$36.34 to $37.35	$10,751	1.74%	0.10% to 0.60%	(14.20)% to (13.77)%
2021	315	$34.26 to $34.86	$42.35 to $43.31	$13,516	1.34%	0.10% to 0.60%	8.04% to 24.25%
2020	875	$30.73 to $31.11	$34.26 to $34.86	$30,275	1.75%	0.10% to 0.60%	11.49% to 12.05%

Dimensional VA Global Bond Portfolio Sub-Account
2024	1,860	$27.15 to $28.78	$28.44 to $30.30	$55,055	4.71%	0.10% to 0.60%	4.75% to 5.28%
2023	2,003	$26.00 to $27.42	$27.15 to $28.78	$56,351	4.05%	0.10% to 0.60%	4.43% to 4.95%
2022	1,999	$27.93 to $29.31	$26.00 to $27.42	$53,594	1.57%	0.10% to 0.60%	(6.89)% to (6.43)%
2021	2,102	$28.39 to $29.65	$27.93 to $29.31	$60,366	0.72%	0.10% to 0.60%	(1.63)% to (1.14)%
2020	2,151	$28.15 to $29.25	$28.39 to $29.65	$62,594	0.03%	0.10% to 0.60%	0.85% to 1.36%

Dimensional VA Global Moderate Allocation Portfolio Sub-Account
2024	962	$43.54 to $45.81	$48.47 to $51.25	$48,154	2.75%	0.10% to 0.60%	11.32% to 11.88%
2023	989	$38.18 to $39.97	$43.54 to $45.81	$44,285	2.77%	0.10% to 0.60%	14.04% to 14.61%
2022	987	$43.14 to $44.93	$38.18 to $39.97	$38,556	1.44%	0.10% to 0.60%	(11.49)% to (11.05)%
2021	1,034	$38.00 to $39.38	$43.14 to $44.93	$45,573	1.50%	0.10% to 0.60%	13.52% to 14.09%
2020	1,040	$34.35 to $35.42	$38.00 to $39.38	$40,254	1.14%	0.10% to 0.60%	10.62% to 27.85%

Dimensional VA International Small Portfolio Sub-Account
2024	868	$50.18 to $53.20	$51.78 to $55.17	$46,603	3.38%	0.10% to 0.60%	3.19% to 3.71%
2023	931	$44.24 to $46.66	$50.18 to $53.20	$48,213	3.14%	0.10% to 0.60%	13.43% to 14.00%
2022	994	$54.04 to $56.72	$44.24 to $46.66	$45,208	2.61%	0.10% to 0.60%	(18.14)% to (17.73)%
2021	972	$47.46 to $49.56	$54.04 to $56.72	$53,870	2.56%	0.10% to 0.60%	13.88% to 14.45%
2020	1,036	$43.63 to $45.34	$47.46 to $49.56	$50,232	2.19%	0.10% to 0.60%	8.76% to 9.30%

Dimensional VA International Value Portfolio Sub-Account
2024	1,876	$46.34 to $49.13	$49.12 to $52.33	$95,595	3.89%	0.10% to 0.60%	5.98% to 6.52%
2023	2,056	$39.56 to $41.72	$46.34 to $49.13	$98,454	4.71%	0.10% to 0.60%	17.16% to 17.74%
2022	2,291	$41.22 to $43.26	$39.56 to $41.72	$93,246	3.89%	0.10% to 0.60%	(4.03)% to (3.55)%
2021	2,398	$35.11 to $36.66	$41.22 to $43.26	$101,463	3.98%	0.10% to 0.60%	17.41% to 18.00%
2020	2,572	$35.95 to $37.36	$35.11 to $36.66	$92,346	2.60%	0.10% to 0.60%	(2.35)% to (1.86)%

Dimensional VA Short-Term Fixed Portfolio Sub-Account
2024	2,752	$26.03 to $27.59	$27.29 to $29.07	$77,959	4.78%	0.10% to 0.60%	4.85% to 5.38%
2023	2,931	$24.94 to $26.31	$26.03 to $27.59	$78,804	3.74%	0.10% to 0.60%	4.36% to 4.88%
2022	3,027	$25.38 to $26.64	$24.94 to $26.31	$77,670	1.27%	0.10% to 0.60%	(1.75)% to (1.25)%
2021	3,235	$25.58 to $26.72	$25.38 to $26.64	$84,242	0.01%	0.10% to 0.60%	(0.79)% to (0.29)%
2020	3,092	$25.59 to $26.59	$25.58 to $26.72	$80,902	0.64%	0.10% to 0.60%	0.00% to 0.50%

Dimensional VA US Large Value Portfolio Sub-Account
2024	794	$77.99 to $82.67	$87.90 to $93.64	$72,530	2.00%	0.10% to 0.60%	12.70% to 13.27%
2023	898	$70.73 to $74.61	$77.99 to $82.67	$72,395	2.31%	0.10% to 0.60%	10.26% to 10.81%
2022	919	$74.81 to $78.51	$70.73 to $74.61	$66,871	2.19%	0.10% to 0.60%	(5.45)% to (4.97)%
2021	962	$59.24 to $61.86	$74.81 to $78.51	$73,868	1.76%	0.10% to 0.60%	26.28% to 26.91%
2020	970	$60.43 to $62.79	$59.24 to $61.86	$58,724	2.34%	0.10% to 0.60%	(1.97)% to (1.47)%

B-64	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

						For the period ended December 31, 2024

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Dimensional VA US Targeted Value Portfolio Sub-Account
2024		494	$86.71 to $91.92	$93.20 to $99.30	$47,928	1.38%	0.10% to 0.60%	7.49% to 8.03%
2023		564	$72.67 to $76.65	$86.71 to $91.92	$50,645	1.60%	0.10% to 0.60%	19.32% to 19.91%
2022		596	$76.33 to $80.10	$72.67 to $76.65	$44,643	1.28%	0.10% to 0.60%	(4.79)% to (4.31)%
2021		659	$54.97 to $57.41	$76.33 to $80.10	$51,711	1.49%	0.10% to 0.60%	38.85% to 39.54%
2020		634	$53.18 to $55.26	$54.97 to $57.41	$35,672	1.86%	0.10% to 0.60%	3.36% to 3.88%

Franklin Income VIP Fund—Class 1 Sub-Account
2024		181	$38.38 to $41.59	$41.00 to $44.65	$7,971	5.04%	0.10% to 0.60%	6.81% to 7.35%
2023		193	$35.47 to $38.24	$38.38 to $41.59	$7,886	5.27%	0.10% to 0.60%	8.22% to 8.76%
2022		232	$37.65 to $40.39	$35.47 to $38.24	$8,711	5.37%	0.10% to 0.60%	(5.80)% to (5.33)%
2021		272	$32.37 to $34.56	$37.65 to $40.39	$10,752	4.67%	0.10% to 0.60%	16.31% to 16.89%
2020		272	$32.25 to $34.26	$32.37 to $34.56	$9,198	5.83%	0.10% to 0.60%	0.37% to 0.87%

Franklin Mutual Shares VIP Fund—Class 1 Sub-Account
2024		40	$41.89 to $45.40	$46.43 to $50.56	$2,015	2.18%	0.10% to 0.60%	10.82% to 11.38%
2023		53	$37.06 to $39.96	$41.89 to $45.40	$2,371	2.12%	0.10% to 0.60%	13.05% to 13.62%
2022		56	$40.15 to $43.08	$37.06 to $39.96	$2,180	2.10%	0.10% to 0.60%	(7.71)% to (7.25)%
2021		58	$33.80 to $36.08	$40.15 to $43.08	$2,464	3.21%	0.10% to 0.60%	18.81% to 19.40%
2020		57	$35.73 to $37.95	$33.80 to $36.08	$2,005	2.79%	0.10% to 0.60%	(5.42)% to (4.94)%

Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account
2024		147	$80.17 to $86.88	$88.71 to $96.61	$13,872	0.00%	0.10% to 0.60%	10.64% to 11.20%
2023		166	$63.45 to $68.41	$80.17 to $86.88	$14,021	0.00%	0.10% to 0.60%	26.37% to 27.29%
2022		169	$96.01 to $103.01	$63.45 to $68.41	$11,180	0.00%	0.10% to 0.60%	(33.92)% to (33.59)%
2021		153	$87.61 to $93.52	$96.01 to $103.01	$15,280	0.00%	0.10% to 0.60%	9.59% to 10.14%
2020		186	$56.67 to $60.19	$87.61 to $93.52	$16,919	0.00%	0.10% to 0.60%	54.59% to 55.37%

Janus Henderson Forty Portfolio—Institutional Shares Sub-Account
2024		73	$179.95 to $195.00	$229.79 to $250.26	$17,888	0.11%	0.10% to 0.60%	27.70% to 28.34%
2023		77	$129.34 to $139.46	$179.95 to $195.00	$14,690	0.20%	0.10% to 0.60%	39.13% to 39.82%
2022		73	$195.83 to $210.09	$129.34 to $139.46	$10,053	0.18%	0.10% to 0.60%	(33.95)% to (33.62)%
2021		88	$160.30 to $171.12	$195.83 to $210.09	$18,168	0.00%	0.10% to 0.60%	22.16% to 22.77%
2020		102	$115.68 to $122.88	$160.30 to $171.12	$17,101	0.27%	0.10% to 0.60%	38.57% to 39.26%

Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account
2024		19	$86.06 to $87.45	$90.90 to $92.47	$1,747	1.32%	0.10% to 0.20%	5.62% to 5.73%
2023		20	$77.19 to $78.96	$86.06 to $87.45	$1,762	1.46%	0.10% to 0.20%	10.65% to 10.76%
2022		22	$80.60 to $86.48	$77.19 to $78.96	$1,694	1.76%	0.10% to 0.25%	(8.83)% to (8.70)%
2021		22	$71.39 to $76.21	$80.60 to $86.48	$1,907	1.12%	0.10% to 0.50%	13.01% to 13.47%
2020		26	$61.75 to $65.60	$71.39 to $76.21	$1,942	1.37%	0.10% to 0.59%	15.60% to 16.18%

Janus Henderson Mid-Cap Value Portfolio—Institutional Shares Sub-Account
2024		167	$46.91 to $50.84	$53.65 to $57.44	$9,511	0.97%	0.10% to 0.50%	12.54% to 12.99%
2023		175	$42.37 to $45.68	$46.91 to $50.84	$8,829	1.12%	0.10% to 0.60%	10.73% to 11.29%
2022		189	$45.13 to $48.42	$42.37 to $45.68	$8,567	1.31%	0.10% to 0.60%	(6.12)% to (5.65)%
2021		200	$37.92 to $40.48	$45.13 to $48.42	$9,531	0.44%	0.10% to 0.60%	19.01% to 19.61%
2020		214	$38.50 to $40.90	$37.92 to $40.48	$8,484	1.22%	0.10% to 0.60%	(1.51)% to (1.02)%

John Hancock Disciplined Value Emerging Markets Equity Trust Sub-Account
2024		1,220	$34.37 to $35.96	$33.33 to $35.05	$41,741	4.19%	0.10% to 0.60%	(3.03)% to (2.54)%
2023		1,260	$30.03 to $31.26	$34.37 to $35.96	$44,305	1.62%	0.10% to 0.60%	14.46% to 15.04%
2022		1,349	$34.18 to $35.41	$30.03 to $31.26	$41,296	3.76%	0.10% to 0.60%	(12.16)% to (11.72)%
2021		1,325	$30.91 to $31.86	$34.18 to $35.41	$46,070	2.41%	0.10% to 0.60%	10.58% to 11.14%
2020		1,415	$29.98 to $30.75	$30.91 to $31.86	$44,380	2.60%	0.10% to 0.60%	3.10% to 3.62%

LVIP Macquarie Diversified Income Fund—Standard Class Sub-Account
2024		3,482	$16.84 to $18.25	$17.07 to $18.59	$63,466	4.24%	0.10% to 0.60%	1.37% to 1.88%
2023		3,561	$15.94 to $17.19	$16.84 to $18.25	$63,503	4.08%	0.10% to 0.60%	5.60% to 6.13%
2022		3,647	$18.62 to $19.98	$15.94 to $17.19	$61,020	3.32%	0.10% to 0.60%	(14.37)% to (13.94)%
2021	(af)	3,675	$18.57 to $19.85	$18.62 to $19.98	$71,417	2.76%	0.10% to 0.60%	0.30% to 0.63%

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-65

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period ended December 31, 2024

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Macquarie VIP International Core Equity Series—Standard Class Sub-Account
2024	(ah)	2,267	$17.63 to $19.13	$17.49 to $19.04	$42,079	1.83%	0.10% to 0.60%	(0.81)% to (0.47)%

Macquarie VIP Small Cap Value Series-Standard Class Sub-Account
2024		290	$94.47 to $102.37	$104.53 to $113.84	$32,188	1.35%	0.10% to 0.60%	10.65% to 11.21%
2023		325	$86.84 to $93.63	$94.47 to $102.37	$32,328	0.96%	0.10% to 0.60%	8.79% to 9.33%
2022		340	$99.37 to $106.61	$86.84 to $93.63	$30,836	0.83%	0.10% to 0.60%	(12.61)% to (12.18)%
2021		368	$74.37 to $79.39	$99.37 to $106.61	$37,969	0.85%	0.10% to 0.60%	33.61% to 34.28%
2020		414	$76.27 to $81.02	$74.37 to $79.39	$31,826	1.34%	0.10% to 0.60%	(2.49)% to (2.00)%

Matson Money Fixed Income VI Portfolio Sub-Account
2024		899	$25.07 to $26.34	$25.85 to $27.29	$24,033	3.45%	0.10% to 0.60%	3.12% to 3.64%
2023		1,014	$23.96 to $24.82	$25.07 to $26.34	$26,022	2.63%	0.09% to 0.60%	3.56% to 5.06%
2022		1,088	$25.93 to $26.76	$23.96 to $24.82	$26,593	1.15%	0.20% to 0.60%	(7.60)% to (7.23)%
2021		1,178	$26.44 to $27.17	$25.93 to $26.76	$31,137	0.31%	0.20% to 0.60%	(1.93)% to (1.54)%
2020		1,014	$25.76 to $26.30	$26.44 to $27.17	$27,235	0.66%	0.20% to 0.60%	0.50% to 2.97%

Matson Money International Equity VI Portfolio Sub-Account
2024		505	$33.05 to $34.72	$34.65 to $36.58	$18,081	2.89%	0.10% to 0.60%	4.83% to 5.36%
2023		565	$28.74 to $30.05	$33.05 to $34.72	$19,125	3.13%	0.10% to 0.60%	14.98% to 15.55%
2022		650	$32.38 to $33.68	$28.74 to $30.05	$19,083	2.18%	0.10% to 0.60%	(11.22)% to (4.02)%
2021		641	$28.49 to $29.49	$32.38 to $33.68	$21,163	3.07%	0.10% to 0.60%	13.62% to 14.19%
2020		647	$27.95 to $28.78	$28.49 to $29.49	$18,732	1.57%	0.25% to 0.60%	1.95% to 2.46%

Matson Money U.S. Equity VI Portfolio Sub-Account
2024		414	$51.88 to $54.50	$57.85 to $61.08	$24,769	0.80%	0.10% to 0.60%	11.51% to 12.08%
2023		500	$44.83 to $46.86	$51.88 to $54.50	$26,593	1.03%	0.10% to 0.60%	15.71% to 16.29%
2022		557	$49.99 to $51.99	$44.83 to $46.86	$25,534	0.77%	0.10% to 0.60%	(10.31)% to (9.86)%
2021		596	$38.31 to $39.24	$49.99 to $51.99	$30,374	0.94%	0.10% to 0.60%	7.47% to 30.93%
2020		655	$36.50 to $37.25	$38.31 to $39.24	$25,508	1.06%	0.25% to 0.60%	1.95% to 2.46%

MFS Global Equity Series—Initial Class Sub-Account
2024		98	$41.72 to $45.21	$43.79 to $47.69	$4,583	0.93%	0.10% to 0.60%	4.95% to 5.47%
2023		133	$36.76 to $39.64	$41.72 to $45.21	$5,914	0.79%	0.10% to 0.59%	13.50% to 14.07%
2022		133	$44.95 to $48.23	$36.76 to $39.64	$5,155	0.55%	0.10% to 0.60%	(18.22)% to (17.81)%
2021		134	$38.58 to $41.19	$44.95 to $48.23	$6,310	0.62%	0.10% to 0.60%	16.51% to 17.09%
2020		140	$34.26 to $36.39	$38.58 to $41.19	$5,621	1.19%	0.10% to 0.60%	12.61% to 13.17%

MFS Growth Series—Initial Class Sub-Account
2024		7	$130.45 to $132.56	$171.15 to $174.10	$1,258	0.00%	0.10% to 0.20%	31.20% to 31.33%
2023		8	$90.58 to $97.67	$130.45 to $132.56	$1,012	0.00%	0.10% to 0.20%	35.59% to 35.73%
2022		8	$133.30 to $143.01	$90.58 to $97.67	$754	0.00%	0.10% to 0.59%	(32.04)% to (31.70)%
2021		8	$108.55 to $115.88	$133.30 to $143.01	$1,186	0.00%	0.10% to 0.60%	22.79% to 23.41%
2020		10	$82.82 to $87.97	$108.55 to $115.88	$1,128	0.00%	0.10% to 0.58%	31.07% to 31.73%

MFS Massachusetts Investors Growth Stock Portfolio Sub-Account
2024		124	$53.93 to $58.44	$62.32 to $67.88	$8,275	0.33%	0.10% to 0.60%	15.57% to 16.15%
2023		166	$43.75 to $47.17	$53.93 to $58.44	$9,496	0.30%	0.10% to 0.60%	23.27% to 23.88%
2022		173	$54.51 to $58.48	$43.75 to $47.17	$7,954	0.11%	0.10% to 0.60%	(19.74)% to (19.34)%
2021		183	$43.53 to $46.47	$54.51 to $58.48	$10,389	0.23%	0.10% to 0.60%	25.22% to 25.85%
2020		204	$35.74 to $37.97	$43.53 to $46.47	$9,207	0.43%	0.10% to 0.60%	21.79% to 22.40%

MFS Utilities Series—Initial Class Sub-Account
2024		37	$80.29 to $87.01	$89.12 to $97.05	$3,477	2.24%	0.10% to 0.60%	10.99% to 11.55%
2023		40	$82.51 to $88.97	$80.29 to $87.01	$3,440	3.40%	0.10% to 0.60%	(2.69)% to (2.21)%
2022		50	$82.39 to $88.39	$82.51 to $88.97	$4,333	2.45%	0.10% to 0.60%	0.15% to 0.65%
2021		47	$72.65 to $77.55	$82.39 to $88.39	$4,062	1.72%	0.10% to 0.60%	13.41% to 13.98%
2020		44	$69.01 to $73.30	$72.65 to $77.55	$3,304	2.34%	0.10% to 0.60%	5.27% to 5.80%

B-66	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

					For the period ended December 31, 2024

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account
2024	1,010	$39.64 to $42.96	$42.88 to $46.70	$45,778	0.71%	0.10% to 0.60%	8.16% to 8.71%
2023	1,086	$35.93 to $38.74	$39.64 to $42.96	$45,059	1.05%	0.10% to 0.60%	10.34% to 10.89%
2022	1,119	$40.05 to $42.97	$35.93 to $38.74	$41,803	0.59%	0.10% to 0.60%	(10.29)% to (9.84)%
2021	1,228	$30.34 to $32.39	$40.05 to $42.97	$50,975	0.59%	0.10% to 0.60%	32.00% to 32.66%
2020	1,410	$31.34 to $33.29	$30.34 to $32.39	$44,093	1.28%	0.10% to 0.60%	(3.20)% to (2.72)%

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class Sub-Account
2024	35	$57.04 to $61.81	$71.35 to $77.71	$2,735	0.23%	0.10% to 0.60%	25.09% to 25.72%
2023	37	$45.22 to $48.76	$57.04 to $61.81	$2,257	0.34%	0.10% to 0.60%	4.39% to 26.77%
2022	40	$55.79 to $59.85	$45.22 to $48.76	$1,908	0.42%	0.10% to 0.60%	(18.94)% to (18.53)%
2021	46	$45.45 to $48.52	$55.79 to $59.85	$2,680	0.38%	0.10% to 0.60%	22.74% to 23.35%
2020	50	$38.24 to $40.62	$45.45 to $48.52	$2,365	0.60%	0.10% to 0.60%	18.85% to 19.44%

PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account
2024	154	$22.93 to $24.84	$23.69 to $25.80	$3,933	6.54%	0.10% to 0.60%	3.32% to 3.85%
2023	154	$21.30 to $22.97	$22.93 to $24.84	$3,779	3.02%	0.10% to 0.60%	7.64% to 8.17%
2022	193	$24.26 to $26.02	$21.30 to $22.97	$4,367	7.71%	0.10% to 0.60%	(12.18)% to (11.75)%
2021	226	$20.96 to $22.38	$24.26 to $26.02	$5,757	10.93%	0.10% to 0.60%	15.72% to 16.30%
2020	282	$19.50 to $20.71	$20.96 to $22.38	$6,208	5.33%	0.10% to 0.60%	7.52% to 8.06%

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account
2024	111	$22.08 to $23.23	$22.90 to $24.21	$2,625	2.35%	0.10% to 0.60%	3.71% to 4.23%
2023	129	$24.07 to $25.20	$22.08 to $23.23	$2,926	15.72%	0.10% to 0.60%	(8.30)% to (7.84)%
2022	150	$22.26 to $23.19	$24.07 to $25.20	$3,707	22.74%	0.10% to 0.60%	8.14% to 8.68%
2021	141	$16.78 to $17.39	$22.26 to $23.19	$3,207	4.50%	0.10% to 0.60%	32.67% to 33.34%
2020	92	$16.63 to $17.15	$16.78 to $17.39	$1,579	6.13%	0.10% to 0.60%	0.89% to 1.40%

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account
2024	1,249	$30.95 to $32.56	$33.13 to $35.03	$42,715	6.57%	0.10% to 0.60%	7.04% to 7.58%
2023	1,302	$27.98 to $29.29	$30.95 to $32.56	$41,330	5.84%	0.10% to 0.60%	10.61% to 11.17%
2022	1,344	$33.34 to $34.73	$27.98 to $29.29	$38,446	4.97%	0.10% to 0.60%	(16.09)% to (15.67)%
2021	1,305	$34.38 to $35.63	$33.34 to $34.73	$44,396	4.63%	0.10% to 0.60%	(3.00)% to (2.51)%
2020	1,165	$32.36 to $33.37	$34.38 to $35.63	$40,719	4.73%	0.10% to 0.60%	6.23% to 6.76%

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class Sub-Account
2024	314	$18.15 to $19.66	$17.97 to $19.58	$6,044	3.68%	0.10% to 0.60%	(0.95)% to (0.45)%
2023	306	$17.32 to $18.67	$18.15 to $19.66	$5,915	2.40%	0.10% to 0.59%	4.79% to 5.31%
2022	310	$19.55 to $20.97	$17.32 to $18.67	$5,679	1.64%	0.10% to 0.60%	(11.40)% to (10.96)%
2021	292	$20.49 to $21.87	$19.55 to $20.97	$6,029	5.16%	0.10% to 0.60%	(4.59)% to (4.11)%
2020	259	$18.69 to $19.85	$20.49 to $21.87	$5,552	2.58%	0.10% to 0.60%	9.62% to 10.17%

PIMCO VIT Real Return Portfolio—Institutional Class Sub-Account
2024	4,872	$19.27 to $20.89	$19.60 to $21.34	$100,867	2.76%	0.10% to 0.60%	1.67% to 2.18%
2023	5,006	$18.68 to $20.14	$19.27 to $20.89	$101,200	3.14%	0.10% to 0.60%	3.21% to 3.72%
2022	5,184	$21.29 to $22.85	$18.68 to $20.14	$100,994	7.14%	0.10% to 0.60%	(12.30)% to (11.86)%
2021	5,437	$20.26 to $21.63	$21.29 to $22.85	$120,386	5.14%	0.10% to 0.60%	5.11% to 5.64%
2020	5,162	$18.22 to $19.35	$20.26 to $21.63	$108,156	1.57%	0.10% to 0.60%	11.21% to 11.77%

PVC Equity Income Account—Class 1 Sub-Account
2024	1,424	$59.21 to $64.16	$67.97 to $74.03	$102,795	2.07%	0.10% to 0.60%	14.80% to 15.38%
2023	1,579	$53.56 to $57.75	$59.21 to $64.16	$98,402	2.10%	0.10% to 0.60%	10.55% to 11.10%
2022	1,663	$60.20 to $64.58	$53.56 to $57.75	$93,017	1.90%	0.10% to 0.60%	(11.03)% to (10.59)%
2021	1,784	$49.45 to $52.79	$60.20 to $64.58	$111,694	1.98%	0.10% to 0.60%	21.73% to 22.34%
2020	1,903	$46.74 to $49.65	$49.45 to $52.79	$97,393	2.02%	0.10% to 0.60%	5.80% to 6.33%

PVC MidCap Account—Class 1 Sub-Account
2024	90	$84.65 to $89.54	$101.35 to $107.59	$9,582	0.24%	0.10% to 0.45%	19.73% to 20.15%
2023	100	$65.93 to $71.09	$84.65 to $89.54	$8,894	0.00%	0.10% to 0.45%	25.52% to 25.96%
2022	103	$86.12 to $92.39	$65.93 to $71.09	$7,236	0.19%	0.10% to 0.60%	(23.44)% to (23.05)%
2021	105	$69.02 to $73.68	$86.12 to $92.39	$9,513	0.13%	0.10% to 0.60%	24.78% to 25.40%
2020	115	$58.68 to $62.32	$69.02 to $73.68	$8,282	0.72%	0.10% to 0.60%	17.63% to 18.22%

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-67

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period ended December 31, 2024

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

PSF Natural Resources Portfolio—Class II Sub-Account
2024		42	$60.81 to $65.89	$62.83 to $68.43	$2,809	0.00%	0.10% to 0.60%	3.33% to 3.85%
2023		48	$60.22 to $64.93	$60.81 to $65.89	$3,092	0.00%	0.10% to 0.60%	0.98% to 1.48%
2022		54	$49.84 to $53.48	$60.22 to $64.93	$3,422	0.00%	0.10% to 0.60%	20.82% to 21.42%
2021		41	$40.10 to $42.81	$49.84 to $53.48	$2,171	0.00%	0.10% to 0.60%	24.28% to 24.90%
2020		47	$36.08 to $38.33	$40.10 to $42.81	$1,993	0.00%	0.10% to 0.60%	11.15% to 11.71%

PSF PGIM Jennison Blend Portfolio—Class II Sub-Account
2024		352	$58.57 to $63.47	$73.24 to $79.77	$27,853	0.00%	0.10% to 0.60%	25.05% to 25.68%
2023	(ag)	412	57.32	$58.57 to $63.47	$25,502	0.00%	0.10% to 0.63%	2.96% to 3.38%

PSF PGIM Jennison Value Portfolio—Class II Sub-Account
2024		121	$64.93 to $70.36	$79.10 to $84.69	$10,168	0.00%	0.10% to 0.50%	19.88% to 20.36%
2023		126	$56.93 to $61.38	$64.93 to $70.36	$8,787	0.00%	0.10% to 0.60%	14.06% to 14.63%
2022		132	$62.42 to $66.97	$56.93 to $61.38	$8,021	0.00%	0.10% to 0.60%	(8.80)% to (8.35)%
2021		143	$49.34 to $52.67	$62.42 to $66.97	$9,493	0.00%	0.10% to 0.60%	26.52% to 27.16%
2020		155	$48.12 to $51.11	$49.34 to $52.67	$8,058	0.00%	0.10% to 0.60%	2.53% to 3.05%

Royce Capital Fund Micro-Cap Portfolio—Investment Class Sub-Account
2024		17	$31.06 to $33.66	$35.10 to $38.22	$649	0.00%	0.10% to 0.60%	12.99% to 13.56%
2023		26	$26.31 to $28.37	$31.06 to $33.66	$873	0.00%	0.10% to 0.60%	7.23% to 18.66%
2022		27	$34.12 to $36.61	$26.31 to $28.37	$764	0.00%	0.10% to 0.60%	(22.90)% to (22.51)%
2021		41	$26.41 to $28.19	$34.12 to $36.61	$1,467	0.00%	0.10% to 0.60%	29.20% to 29.85%
2020		24	$21.46 to $22.80	$26.41 to $28.19	$662	0.00%	0.10% to 0.60%	7.83% to 23.67%

Royce Capital Fund Small-Cap Portfolio—Investment Class Sub-Account
2024		281	$28.48 to $30.86	$29.28 to $31.88	$8,873	1.18%	0.10% to 0.60%	2.78% to 3.30%
2023		303	$22.75 to $24.53	$28.48 to $30.86	$9,243	0.90%	0.10% to 0.60%	25.17% to 25.80%
2022		317	$25.21 to $27.05	$22.75 to $24.53	$7,676	0.39%	0.10% to 0.60%	(9.74)% to (9.29)%
2021		352	$19.69 to $21.02	$25.21 to $27.05	$9,375	1.43%	0.10% to 0.60%	28.05% to 28.69%
2020		346	$21.33 to $22.66	$19.69 to $21.02	$7,122	1.09%	0.10% to 0.60%	(7.71)% to (7.24)%

T. Rowe Price® Health Sciences Portfolio I Sub-Account
2024		118	$52.96 to $55.42	$53.52 to $56.28	$6,497	0.00%	0.10% to 0.60%	1.04% to 1.55%
2023		127	$51.75 to $53.88	$52.96 to $55.42	$6,907	0.00%	0.10% to 0.60%	2.35% to 2.86%
2022		138	$59.48 to $61.62	$51.75 to $53.88	$7,314	0.00%	0.10% to 0.60%	(13.00)% to (12.56)%
2021		136	$52.91 to $54.53	$59.48 to $61.62	$8,262	0.00%	0.10% to 0.60%	12.43% to 12.99%
2020		143	$41.06 to $42.11	$52.91 to $54.53	$7,677	0.00%	0.10% to 0.60%	28.84% to 29.49%

T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
2024		1,803	$27.15 to $28.80	$28.33 to $30.20	$53,245	4.20%	0.10% to 0.60%	4.33% to 4.86%
2023		1,862	$26.03 to $27.47	$27.15 to $28.80	$52,327	3.30%	0.10% to 0.60%	4.31% to 4.84%
2022		2,027	$27.42 to $28.80	$26.03 to $27.47	$54,185	1.94%	0.10% to 0.60%	(5.09)% to (4.61)%
2021		2,071	$27.55 to $28.79	$27.42 to $28.80	$58,155	1.33%	0.10% to 0.60%	(0.47)% to 0.03%
2020		1,877	$26.47 to $27.53	$27.55 to $28.79	$52,806	1.97%	0.10% to 0.60%	4.08% to 4.61%

Templeton Developing Markets VIP Fund—Class 1 Sub-Account
2024		1,489	$17.40 to $18.85	$18.67 to $20.34	$29,508	4.04%	0.10% to 0.60%	7.33% to 7.87%
2023		1,431	$15.52 to $16.73	$17.40 to $18.85	$26,147	2.29%	0.10% to 0.60%	12.10% to 12.66%
2022		1,352	$19.94 to $21.39	$15.52 to $16.73	$21,887	2.94%	0.10% to 0.60%	(22.17)% to (21.78)%
2021		1,107	$21.23 to $22.66	$19.94 to $21.39	$22,946	1.05%	0.10% to 0.60%	(6.07)% to (5.60)%
2020		931	$18.19 to $19.32	$21.23 to $22.66	$20,469	4.39%	0.10% to 0.60%	16.69% to 17.27%

Vanguard VIF Balanced Portfolio Sub-Account
2024		134	$34.41 to $35.05	$39.27 to $40.20	$5,340	1.93%	0.10% to 0.60%	14.11% to 14.69%
2023		123	$30.28 to $30.69	$34.41 to $35.05	$4,284	2.02%	0.10% to 0.60%	13.64% to 14.21%
2022		140	$35.55 to $35.85	$30.28 to $30.69	$4,283	2.02%	0.10% to 0.60%	(14.81)% to (14.39)%
2021		134	$25.95 to $27.58	$35.55 to $35.85	$4,802	0.71%	0.10% to 0.60%	2.83% to 19.06%
2020	(y)	25	$25.95 to $27.58	$30.07 to $30.15	$742	0%	0.11% to 0.51%	9.44% to 15.20%

B-68	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

						For the period ended December 31, 2024

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Vanguard VIF Capital Growth Portfolio Sub-Account
2024		291	$67.57 to $70.69	$76.17 to $80.09	$23,057	1.09%	0.10% to 0.60%	12.73% to 13.30%
2023		298	$53.11 to $55.29	$67.57 to $70.69	$20,815	1.03%	0.10% to 0.60%	27.22% to 27.85%
2022		300	$63.22 to $65.49	$53.11 to $55.29	$16,395	0.89%	0.10% to 0.60%	(15.99)% to (15.57)%
2021		309	$52.33 to $53.93	$63.22 to $65.49	$19,993	0.88%	0.10% to 0.60%	20.81% to 21.42%
2020		272	$44.81 to $45.96	$52.33 to $53.93	$14,529	1.49%	0.10% to 0.60%	16.77% to 17.36%

Vanguard VIF Conservative Allocation Portfolio Sub-Account
2024		112	$28.83 to $29.36	$30.80 to $31.53	$3,496	2.59%	0.10% to 0.60%	6.84% to 7.38%
2023		99	$25.78 to $26.12	$28.83 to $29.36	$2,894	1.97%	0.10% to 0.61%	6.85% to 12.40%
2022		91	$30.47 to $30.73	$25.78 to $26.12	$2,357	3.46%	0.10% to 0.60%	(15.40)% to (14.98)%
2021		109	$28.92 to $29.02	$30.47 to $30.73	$3,341	0.62%	0.10% to 0.56%	4.34% to 5.88%
2020	(z)	29	$24.93 to $27.33	$28.92 to $29.02	$843	0.00%	0.10% to 0.51%	6.07% to 15.62%

Vanguard VIF Equity Index Portfolio Sub-Account
2024		2,737	$65.94 to $68.99	$81.83 to $86.04	$233,020	1.25%	0.10% to 0.60%	24.09% to 24.72%
2023		2,645	$52.60 to $54.76	$65.94 to $68.99	$179,989	1.38%	0.10% to 0.60%	25.36% to 25.99%
2022		2,601	$64.71 to $67.04	$52.60 to $54.76	$140,644	1.35%	0.10% to 0.60%	(18.72)% to (18.31)%
2021		2,714	$50.64 to $52.20	$64.71 to $67.04	$179,891	1.22%	0.10% to 0.60%	27.78% to 28.42%
2020		2,602	$43.10 to $44.21	$50.64 to $52.20	$134,497	1.65%	0.10% to 0.60%	17.49% to 18.08%

Vanguard VIF Global Bond Index Portfolio Sub-Account
2024		169	$22.86 to $23.19	$23.20 to $23.64	$3,971	2.78%	0.10% to 0.50%	1.52% to 1.93%
2023		130	$21.57 to $21.80	$22.86 to $23.19	$3,008	1.77%	0.10% to 0.50%	3.77% to 6.41%
2022		86	$24.95 to $25.12	$21.57 to $21.80	$1,863	2.63%	0.10% to 0.50%	(13.56)% to (13.21)%
2021		75	$25.54 to $25.61	$24.95 to $25.12	$1,884	1.34%	0.10% to 0.50%	(2.33)% to (1.94)%
2020	(aa)	48	$24.87 to $25.43	$25.54 to $25.61	$1,238	0.00%	0.11% to 0.50%	0.50% to 2.73%

Vanguard VIF High Yield Bond Portfolio Sub-Account
2024		1,548	$35.30 to $36.93	$37.35 to $39.27	$59,398	5.58%	0.10% to 0.60%	5.81% to 6.34%
2023		1,570	$31.80 to $33.10	$35.30 to $36.93	$56,735	4.87%	0.10% to 0.60%	11.00% to 11.55%
2022		1,565	$35.29 to $36.56	$31.80 to $33.10	$50,758	5.06%	0.10% to 0.60%	(9.90)% to (9.45)%
2021		1,610	$34.25 to $35.30	$35.29 to $36.56	$57,834	4.03%	0.10% to 0.60%	3.06% to 3.57%
2020		1,447	$32.60 to $33.44	$34.25 to $35.30	$50,273	5.59%	0.10% to 0.60%	5.04% to 5.57%

Vanguard VIF International Portfolio Sub-Account
2024		116	$33.45 to $34.07	$36.24 to $37.10	$4,280	1.21%	0.10% to 0.60%	8.36% to 8.90%
2023		122	$29.35 to $29.74	$33.45 to $34.07	$4,135	1.66%	0.10% to 0.60%	13.97% to 14.54%
2022		154	$42.25 to $42.61	$29.35 to $29.74	$4,555	1.24%	0.10% to 0.60%	(30.54)% to (30.19)%
2021		111	$43.17 to $43.32	$42.25 to $42.61	$4,703	0.27%	0.10% to 0.60%	(2.13)% to (1.64)%
2020	(ab)	48	$27.47 to $36.04	$43.17 to $43.32	$2,059	0%	0.10% to 0.61%	19.95% to 56.75%

Vanguard VIF Mid-Cap Index Portfolio Sub-Account
2024		1,617	$52.39 to $54.81	$59.92 to $63.01	$99,656	1.40%	0.10% to 0.60%	14.38% to 14.96%
2023		1,762	$45.50 to $47.37	$52.39 to $54.81	$94,585	1.41%	0.10% to 0.60%	15.14% to 15.71%
2022		1,785	$56.38 to $58.41	$45.50 to $47.37	$82,945	1.12%	0.10% to 0.60%	(19.31)% to (18.90)%
2021		1,787	$45.61 to $47.01	$56.38 to $58.41	$102,675	1.07%	0.10% to 0.60%	23.61% to 24.23%
2020		1,782	$38.86 to $39.86	$45.61 to $47.01	$82,556	1.46%	0.10% to 0.60%	17.37% to 17.95%

Vanguard VIF Moderate Allocation Portfolio Sub-Account
2024		157	$32.25 to $32.73	$35.37 to $36.04	$5,613	2.35%	0.20% to 0.60%	9.66% to 10.10%
2023		155	$28.08 to $28.46	$32.25 to $32.73	$5,044	2.11%	0.20% to 0.60%	10.80% to 15.26%
2022		154	$33.60 to $33.88	$28.08 to $28.46	$4,356	2.58%	0.10% to 0.60%	(16.43)% to (16.01)%
2021		104	$30.71 to $30.81	$33.60 to $33.88	$3,510	1.21%	0.10% to 0.60%	9.42% to 9.96%
2020	(ac)	48	$25.04 to $30.25	$30.71 to $30.81	$1,469	0.00%	0.10% to 0.62%	1.58% to 22.65%

Vanguard VIF Real Estate Index Portfolio Sub-Account
2024		743	$37.40 to $39.13	$38.94 to $40.95	$29,760	3.48%	0.10% to 0.60%	4.11% to 4.64%
2023		945	$33.69 to $35.07	$37.40 to $39.13	$36,263	2.43%	0.10% to 0.60%	11.03% to 11.59%
2022		940	$45.98 to $47.63	$33.69 to $35.07	$32,400	1.90%	0.10% to 0.60%	(26.74)% to (26.37)%
2021		965	$32.99 to $34.00	$45.98 to $47.63	$45,268	1.79%	0.10% to 0.60%	39.37% to 40.07%
2020		847	$34.88 to $35.77	$32.99 to $34.00	$28,404	2.49%	0.10% to 0.60%	(5.42)% to (4.95)%

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-69

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period ended December 31, 2024

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Vanguard VIF Small Company Growth Portfolio Sub-Account
2024		414	$50.96 to $53.32	$56.42 to $59.32	$24,078	0.56%	0.10% to 0.60%	10.71% to 11.27%
2023		418	$42.85 to $44.61	$50.96 to $53.32	$21,900	0.39%	0.10% to 0.60%	18.93% to 19.53%
2022		395	$57.74 to $59.82	$42.85 to $44.61	$17,314	0.25%	0.10% to 0.60%	(25.80)% to (25.43)%
2021		383	$50.86 to $52.42	$57.74 to $59.82	$22,560	0.36%	0.10% to 0.60%	13.53% to 14.10%
2020		475	$41.54 to $42.60	$50.86 to $52.42	$24,568	0.65%	0.10% to 0.60%	22.45% to 23.06%

Vanguard VIF Total Bond Market Index Portfolio Sub-Account
2024		10,664	$26.45 to $27.67	$26.61 to $27.99	$291,791	2.75%	0.10% to 0.60%	0.63% to 1.14%
2023		10,218	$25.20 to $26.23	$26.45 to $27.67	$276,930	2.44%	0.10% to 0.60%	4.95% to 5.47%
2022		9,912	$29.21 to $30.26	$25.20 to $26.23	$255,016	2.04%	0.10% to 0.60%	(13.73)% to (13.30)%
2021		9,973	$29.90 to $30.82	$29.21 to $30.26	$296,786	1.94%	0.10% to 0.60%	(2.30)% to (1.82)%
2020		7,980	$27.96 to $28.67	$29.90 to $30.82	$242,375	2.36%	0.10% to 0.60%	6.94% to 7.47%

Vanguard VIF Total International Stock Market Index Portfolio Sub-Account
2024		511	$35.81 to $36.47	$37.39 to $38.27	$19,398	3.13%	0.10% to 0.60%	4.42% to 4.95%
2023		606	$31.18 to $31.59	$35.81 to $36.47	$21,960	2.86%	0.10% to 0.63%	14.85% to 15.43%
2022		625	$37.41 to $37.66	$31.18 to $31.59	$19,660	3.44%	0.10% to 0.70%	(16.43)% to 12.65%
2021		601	$34.64 to $34.73	$37.41 to $37.66	$22,548	0.66%	0.10% to 0.50%	7.99% to 8.42%
2020	(ad)	95	$24.95 to $29.59	$34.64 to $34.73	$3,295	0.00%	0.10% to 0.50%	16.98% to 34.81%

Vanguard VIF Total Stock Market Index Portfolio Sub-Account
2024		597	$43.22 to $44.02	$53.15 to $54.41	$32,229	1.26%	0.10% to 0.60%	22.97% to 23.59%
2023		665	$34.52 to $34.99	$43.22 to $44.02	$29,075	1.09%	0.10% to 0.60%	25.20% to 25.82%
2022		614	$43.19 to $43.56	$34.52 to $34.99	$21,372	1.26%	0.10% to 0.60%	(20.07)% to (19.67)%
2021		526	$34.59 to $34.70	$43.19 to $43.56	$22,822	0.67%	0.10% to 0.60%	11.74% to 25.51%
2020	(ae)	125	$25.21 to $28.95	$34.59 to $34.70	$4,317	0.00%	0.10% to 0.60%	20.76% to 38.95%

VY CBRE Global Real Estate Portfolio—Class I Sub-Account
2024		171	$49.21 to $52.69	$49.10 to $52.83	$8,922	3.20%	0.10% to 0.60%	(0.23)% to 0.28%
2023		158	$43.97 to $46.84	$49.21 to $52.69	$8,146	2.02%	0.10% to 0.60%	11.92% to 12.97%
2022		154	$58.93 to $62.47	$43.97 to $46.84	$7,065	3.27%	0.10% to 0.60%	(25.40)% to (25.02)%
2021		165	$44.09 to $46.51	$58.93 to $62.47	$10,047	2.89%	0.10% to 0.60%	33.66% to 34.33%
2020		177	$46.61 to $48.92	$44.09 to $46.51	$8,024	5.90%	0.10% to 0.60%	(5.40)% to (4.92)%

Wanger Acorn Sub-Account
2024		54	$108.19 to $117.24	$122.79 to $133.73	$7,057	0.00%	0.10% to 0.60%	13.49% to 14.06%
2023		53	$89.41 to $96.40	$108.19 to $117.24	$6,014	0.00%	0.10% to 0.60%	21.01% to 21.61%
2022		36	$135.18 to $145.03	$89.41 to $96.40	$3,369	0.00%	0.10% to 0.60%	(33.86)% to (33.53)%
2021		26	$124.88 to $133.31	$135.18 to $145.03	$3,723	0.83%	0.10% to 0.60%	8.25% to 8.79%
2020		27	$101.13 to $107.42	$124.88 to $133.31	$3,510	0.00%	0.10% to 0.60%	23.49% to 24.10%

Wanger International Sub-Account
2024		152	$72.91 to $79.01	$66.49 to $72.42	$10,921	1.38%	0.10% to 0.60%	(8.80)% to (8.34)%
2023		158	$62.71 to $67.62	$72.91 to $79.01	$12,273	0.32%	0.10% to 0.60%	16.26% to 17.43%
2022		166	$95.37 to $102.32	$62.71 to $67.62	$10,951	0.91%	0.10% to 0.60%	(34.24)% to (33.91)%
2021		158	$80.75 to $86.21	$95.37 to $102.32	$15,733	0.55%	0.10% to 0.60%	18.10% to 18.69%
2020		178	$71.04 to $75.45	$80.75 to $86.21	$14,878	2.03%	0.10% to 0.60%	13.68% to 14.25%

Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
2024		593	$18.72 to $20.28	$19.92 to $21.69	$12,706	6.38%	0.10% to 0.60%	6.42% to 6.95%
2023		647	$17.08 to $18.41	$18.72 to $20.28	$12,731	5.51%	0.10% to 0.60%	9.60% to 10.15%
2022		721	$19.91 to $21.36	$17.08 to $18.41	$12,838	6.63%	0.10% to 0.60%	(14.24)% to (13.81)%
2021		755	$19.77 to $21.11	$19.91 to $21.36	$15,644	4.49%	0.10% to 0.60%	0.72% to 1.22%
2020		724	$18.53 to $19.69	$19.77 to $21.11	$14,828	4.06%	0.10% to 0.60%	6.67% to 7.21%

(a)	Does not include expenses of underlying fund.
(b)

Not annualized for periods less than one year. Certain bands for some Sub-Accounts were activated in 2024. The commencement date of the activated bands varies across Sub-Accounts. The total return presented for the activated bands represents the return from commencement to December 31, 2024.

B-70	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

concluded

(c)	Periods less than one year are annualized and are not necessarily indicative of a full year of operations.
(f)

These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.

(g)

These amounts represent the annualized expenses of the Sub-Account, consisting primarily of administration and mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(h)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These total returns do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, with varying expense ratio amounts, some individual contractowners total returns may not be within the ranges presented.

(y)	Sub-account commenced operations on June 3, 2020.
(z)	Sub-account commenced operations on May 13, 2020.
(aa)	Sub-account commenced operations on May 12, 2020.
(ab)	Sub-account commenced operations on May 27, 2020.
(ac)	Sub-account commenced operations on May 14, 2020.
(ad)	Sub-account commenced operations on May 15, 2020.
(ae)	Sub-account commenced operations on May 12, 2020.
(af)	Sub-account commenced operations on April 30, 2021.
(ag)	Sub-account commenced operations on December 8, 2023.
(ah)	Sub-account commenced operations on April 26, 2024.

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-71

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-1

Report of independent auditors

To the Board of Directors of TIAA-CREF Life Insurance Company

Opinions

We have audited the accompanying statutory-basis financial statements of TIAA-CREF Life Insurance Company (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2024 and 2023, and the related statutory-basis statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”).

Unmodified opinion on statutory basis of accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in confirm.

Adverse opinion on u.s. generally accepted accounting principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2024.

Basis for opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for adverse opinion on u.s. generally accepted accounting principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Emphasis of matters

As discussed in Note 9 to the financial statements, the Company has entered into significant transactions with Teachers Insurance and Annuity Association of America (“TIAA”), its parent, and other subsidiaries of TIAA, which are related parties. Our opinion is not modified with respect to this matter.

As discussed in Note 1 to the financial statements, the Company no longer manufactures life insurance products for new customers and continues to service all existing life insurance contracts. Our opinion is not modified with respect to this matter.

Responsibilities of management for the financial statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ responsibilities for the audit of the financial statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

B-2	Statement of Additional Information ∎ TC Life Insurance Company Financials

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 11, 2025

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-3

Statutory–basis statements of admitted assets, liabilities and capital and surplus

TIAA-CREF Life Insurance Company

	December 31,
(in thousands, except share amounts)	2024	2023

ADMITTED ASSETS

Bonds	$13,682,877	$13,137,142

Preferred stocks	13,547	9,755

Cash, cash equivalents and short-term investments	128,781	263,877

Contract loans	70,223	62,247

Other invested assets	4,587	10,704

Total cash and invested assets	13,900,015	13,483,725

Investment income due and accrued	109,830	103,762

Federal income tax recoverable from TIAA	724	8,486

Net deferred federal income tax asset	12,582	14,540

Reinsurance amounts receivable	2,913	7,524

Other assets	23,184	26,641

Separate account assets	4,788,915	4,465,616

Total admitted assets	$18,838,163	$18,110,294

LIABILITIES, CAPITAL AND SURPLUS

Liabilities

Reserves for life and health insurance, annuities and deposit-type contracts	$13,048,238	$12,671,770

Asset valuation reserve	103,722	89,743

Interest maintenance reserve	18,288	16,138

Other amounts payable on reinsurance	6,776	10,494

Other liabilities	61,149	36,792

Separate account liabilities	4,775,413	4,453,431

Total liabilities	18,013,585	17,278,368

Capital and surplus

Capital stock (2,500 shares of $1,000 par value common stock authorized, issued and outstanding)	2,500	2,500

Additional paid-in capital	777,500	777,500

Surplus (deficit)	44,578	51,926

Total capital and surplus	824,578	831,926

Total liabilities, capital and surplus	$18,838,163	$18,110,294

B-4	Statement of Additional Information ∎ TC Life Insurance Company Financials	See notes to statutory-basis financial statements

Statutory–basis statements of operations

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2024	2023	2022

REVENUES

Insurance and annuity premiums and other considerations	$206,200	$217,076	$258,298

Net investment income	456,361	435,795	404,485

Commissions and expense allowances on reinsurance ceded	5,670	6,249	7,410

Reserve adjustments on reinsurance ceded	(5,221)	(27,409)	(11,453)

Separate account fees and other revenues	21,978	19,578	21,059

Total revenues	$684,988	$651,289	$679,799

EXPENSES

Policy and contract benefits	$613,329	$561,980	$394,462

Increase (decrease) in policy and contract reserves	(121,554)	(165,330)	3,237

Insurance expenses and taxes (excluding federal income taxes)	72,382	78,483	74,088

Commissions on premiums	2,621	3,153	4,209

Interest on deposit-type contracts	267,878	231,510	98,778

Net transfers to (from) separate accounts	(223,919)	(132,915)	(77,274)

Total expenses	$610,737	$576,881	$497,500

Income before federal income tax and net realized capital gains (losses)	74,251	74,408	182,299

Federal income tax expense	12,989	14,064	34,780

Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	540	476	(842)

Net income	$61,802	$60,820	$146,677

See notes to statutory-basis financial statements	TC Life Insurance Company Financials ∎ Statement of Additional Information	B-5

Statutory–basis statements of changes in capital and surplus

TIAA-CREF Life Insurance Company

(in thousands)	Capital Stock	Additional Paid-In Capital	Surplus (Deficit)	Total

Balance, December 31, 2021	$2,500	$777,500	$61,657	$841,657

Net income (loss)	—	—	146,677	146,677

Change in net unrealized capital gains (losses) on investments, net of $179 in taxes			(825)	(825)

Change in asset valuation reserve	—	—	(12,844)	(12,844)

Change in surplus in separate accounts	—	—	(1,011)	(1,011)

Change in liability for reinsurance in unauthorized companies	—	—	5,260	5,260

Change in net deferred income tax	—	—	(1,282)	(1,282)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	348	348

Deferred premium asset limitation	—	—	4,032	4,032

Other assets	—	—	(696)	(696)

Dividends to stockholders	—	—	(83,900)	(83,900)

Balance, December 31, 2022	$2,500	$777,500	$117,416	$897,416

Net income (loss)	—	—	60,820	60,820

Change in net unrealized capital gains (losses) on investments, net of $80 in taxes	—	—	299	299

Change in asset valuation reserve	—	—	(11,942)	(11,942)

Change in surplus in separate accounts	—	—	345	345

Change in liability for reinsurance in unauthorized companies	—	—	1,362	1,362

Change in net deferred income tax	—	—	(393)	(393)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(1,287)	(1,287)

Deferred premium asset limitation	—	—	3,607	3,607

Other assets	—	—	(201)	(201)

Dividends to stockholders	—	—	(118,100)	(118,100)

Balance, December 31, 2023	$2,500	$777,500	$51,926	$831,926

Net income (loss)	—	—	61,801	61,801

Change in net unrealized capital gains (losses) on investments, net of $796 in taxes	—	—	2,995	2,995

Change in asset valuation reserve	—	—	(13,979)	(13,979)

Change in surplus in separate accounts	—	—	(18)	(18)

Change in liability for reinsurance in unauthorized companies	—	—	55	55

Change in net deferred income tax	—	—	(768)	(768)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(394)	(394)

Deferred premium asset limitation	—	—	2,341	2,341

Other assets	—	—	919	919

Dividends to stockholders	—	—	(60,300)	(60,300)

Balance, December 31, 2024	$2,500	$777,500	$44,578	$824,578

B-6	Statement of Additional Information ∎ TC Life Insurance Company Financials	See notes to statutory-basis financial statements

Statutory–basis statements of cash flows

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2024	2023	2022

CASH FROM OPERATIONS

Insurance and annuity premiums and other considerations	$212,879	$216,975	$263,068

Net investment income	440,725	424,010	384,536

Separate account fees and other revenues	26,314	25,808	27,061

Total Receipts	679,918	666,793	674,665

Policy and contract benefits	613,809	582,665	403,507

Commissions and expenses paid	75,447	81,484	77,751

Federal income taxes paid	5,114	19,761	40,213

Net transfers from separate accounts	(220,005)	(133,946)	(82,172)

Total Disbursements	474,365	549,964	439,299

Net cash from operations	205,553	116,829	235,366

CASH FROM INVESTMENTS

Proceeds from long-term investments sold, matured, or repaid:

Bonds	842,917	973,560	2,010,817

Net gains on cash, cash equivalents and short-term investments	11	20	27

Miscellaneous proceeds	28,772	—	5,968

Cost of investments acquired:

Bonds	1,376,493	784,515	2,907,565

Net increase in contract loans	7,976	14,036	3,372

Miscellaneous applications	—	6,133	—

Net cash used in investments	(512,769)	168,896	(894,125)

CASH FROM FINANCING AND OTHER

Net deposits/(withdrawals) on deposit-type contracts funds	226,843	(7,113)	677,713

Dividends to stockholders	(60,300)	(118,100)	(83,900)

Other cash provided (applied)	5,577	5,717	(3,306)

Net cash from financing and other	172,120	(119,496)	590,507

NET CHANGE IN CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS	(135,096)	166,229	(68,252)

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	263,877	97,648	165,900

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, END OF YEAR	$128,781	$263,877	$97,648

See notes to statutory-basis financial statements	TC Life Insurance Company Financials ∎ Statement of Additional Information	B-7

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2024

Note 1—organization and operations

TIAA-CREF Life Insurance Company commenced operations as a stock life insurance company under the insurance laws of the State of New York on December 18, 1996, under its former name, TIAA Life Insurance Company, and changed its name to TIAA-CREF Life Insurance Company (“TIAA Life” or the “Company”) on May 1, 1998. TIAA Life is a direct wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA” or the “Parent”), a stock life insurance company established under the insurance laws of the State of New York in 1918.

The Company issues non-qualified annuity contracts with fixed and variable components, funding agreements issued directly to states in support of state sponsored 529 college savings and scholarship plans, and single premium immediate annuities.

The Company no longer manufactures life insurance products for new customers, but continues to offer an existing universal life policy as a permanent life insurance conversion option for owners of TIAA Life term life insurance policies with conversion privileges. The Company continues to service all existing contracts on life insurance products.

Note 2—significant accounting policies

Basis of presentation:

The accompanying financial statements have been prepared on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income and capital and surplus between NAIC SAP and the New York SAP annual statement filed with the Department.

	For the Years Ended December 31,
(in thousands)	NAIC SAP#	Financial Statement Line	2024	2023	2022

Net income (loss), New York SAP			$61,802	$60,820	$146,677

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Additional Reserves for term conversions	51R	Increase/(decrease) in policy and contract reserves	(560)	(631)	19

Additional Reserves for Variable Annuities	51R	Increase/(decrease) in policy and contract reserves	(5)	(31)	10

Net income (loss), NAIC SAP			$61,237	$60,158	$146,706

Capital and surplus, New York SAP			$824,578	$831,926	$897,416

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Deferred premium asset limitation	51R, 61R	Other assets	432	509	589

Additional Reserves for term conversions	51R	Reserves for life and health insurance, annuities and deposit-type contracts	4,927	5,487	6,118

Additional Reserves for Variable Annuities	51R	Reserves for life and health insurance, annuities and deposit-type contracts	1	6	37

Capital and surplus, NAIC SAP			$829,938	$837,928	$904,160

The deferred premium asset limitation results from the NYDFS Circular Letter No. 11 (2010), which prescribed the calculation and clarified the accounting for deferred premium assets when reinsurance is involved.

The additional reserve for the term conversions results from the Department requiring in Regulation No. 147 (11 NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

The additional reserve for variable annuities results from the Department prescribing a floor under Regulation No. 213 (11 NYCRR 103), Principle-Based Reserving. Therefore, the Company’s reported reserve for variable annuities is the greater of those prescribed under the NAIC Valuation Manual (“VM”) in section VM-21 Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”), and Regulation No. 213.

B-8	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

The Company’s risk based capital as of December 31, 2024 and 2023 would not have triggered a regulatory event without the use of the New York SAP prescribed practices.

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	Investments in bonds considered to be available-for-sale (“AFS”) are carried at fair value rather than at amortized cost under NAIC SAP;

•

Impairments on securities (other than loan-backed and structured securities) due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

•

For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, non-interest related other-than-temporary impairment losses shall be recorded through the asset valuation reserve (“AVR”), while interest related other-than-temporary impairment losses may be recorded through the Interest Maintenance Reserve (“IMR”) in certain circumstances;

•	If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a liability rather than as a negative asset under NAIC SAP;

•

Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings rather than as unrealized losses on impairments included in the AVR, which is a component of surplus under NAIC SAP;

•

Changes in the value of certain other invested assets accounted for under the equity method of accounting are recorded through earnings rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•

Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary under NAIC SAP;

•

Contracts that contain an embedded derivative are bifurcated from the host contract and accounted for separately under GAAP, whereas under NAIC SAP, the embedded derivative is not bifurcated between components and is accounted for as part of the host contract;

•	All derivative instruments are carried at fair value under GAAP, whereas under NAIC SAP, certain derivative instruments are carried at amortized cost;

•

Changes in the fair value of derivative instruments are generally reported through earnings unless they qualify and are designated for cash flow or net investment hedge accounting, whereas under NAIC SAP, changes in the fair value of derivative instruments not carried at amortized cost are recorded as unrealized capital gains or losses and reported as changes in surplus;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves under NAIC SAP;

•	The AVR is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•

The IMR is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold under NAIC SAP;

•	Dividends on participating policies are accrued when earned under GAAP rather than being recognized for the year when they are approved under NAIC SAP;

•

Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued rather than being expensed when incurred under NAIC SAP;

•

Policy and contract reserves are based on management’s best estimates of expected mortality, morbidity, persistency and interest rather than being based on statutory mortality, morbidity and interest requirements under NAIC SAP;

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-9

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2024

•

Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•

Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, an annuity contract containing a life contingency is required to be classified as a life insurance contract, regardless of the significance of any mortality and morbidity risk, and amounts received and paid under these contracts are reported as revenue and benefits, respectively;

•

Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

•

When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

The effects of these differences, while not determined, are presumed to be material.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of OTTIs, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

Reclassifications: Certain prior year amounts within these financial statement footnotes have been reclassified to conform to the current year presentation. No reclassifications were made to the Statements of Admitted Assets, Liabilities, and Capital and Surplus and the related Statements of Operations, Changes in Capital and Surplus, and Cash Flows.

Accounting policies:

The following is a summary of the significant accounting policies followed by the Company:

Bonds: Bonds are stated at amortized cost using the constant yield method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of amortized cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities which the Company has the intent and ability to hold for a period of time sufficient to recover the amortized cost bases, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or the Company does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

B-10	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

Preferred Stocks: Non-perpetual preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6, which are stated at the lower of amortized cost or fair value. Perpetual and mandatory convertible preferred stocks are carried at fair value. The fair values of preferred stocks are determined using prices provided by independent pricing services or internally developed pricing models and the fair value is capped by any currently effective call price. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Other Invested Assets: Other invested assets include the Company’s investments in surplus notes, which are stated at amortized cost and receivables for securities. All of the Company’s investments in surplus notes have an NAIC 1 rating designation.

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairment by performing analysis between the fair value and the cost basis of the investments. The Company evaluates recoverability of the Company’s direct investment to determine if OTTI is warranted. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less at the date of purchase and are stated at amortized cost. If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a negative asset.

Short-Term Investments: Short-term investments (investments with remaining maturities of one year or less at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances. Interest income accrued on contract loans past due 90 days or more are included in the unpaid balance of the loan. The excess of unpaid contract loan balances over the cash surrender value, if any, is non-admitted and reflected as an adjustment to surplus. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws and are maintained for the benefit of separate account contract holders. In accordance with the provisions of the separate account products, some separate account assets are considered legally insulated, which prevents such assets from being generally available to satisfy claims resulting from the General Account. The Company’s separate accounts are legally insulated from the General Account with the exception of the Separate Account MVA-1, which is not legally insulated. Separate account assets are accounted for at fair value. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. Changes in non-admitted assets are reported as a direct adjustment to surplus in the accompanying Statements of Changes in Capital and Surplus.

At December 31, the major categories of assets that are non-admitted are as follows (in thousands):

	2024	2023	Change

Net deferred tax assets	$35,738	$35,344	$394

Deferred premium assets	23,944	26,285	(2,341)

Sundry receivables	2	921	(919)

Total	$59,684	$62,550	$(2,866)

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-11

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2024

Insurance and Annuity Premiums: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial guidelines and statutory regulations. The Company’s funding agreements that are issued directly to states in support of state sponsored 529 college savings and scholarship plans do not contain life contingencies and are accounted for as deposit-type contracts.

Reinsurance: The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers. A liability is established for reserves ceded to unauthorized reinsurers which are not secured by or in excess of letters of credit or trust agreements. The Company does not have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Reinsurance premiums, benefits and reserves are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded are reported as income in the summary of operations, and the balance sheet provision for due and accrued amounts is reported as an asset. Amounts shown in the financial statements are reported net of the impact of reinsurance.

Asset Valuation Reserve and Interest Maintenance Reserve: Mandatory reserves have been established for the General Account and Separate Account investments, where required. Such reserves consist of the AVR for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, as well as any Separate Accounts not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related federal income tax. IMR amortization, as calculated under the grouped method, is included in net investment income. Net realized capital gains (losses) are presented net of federal income tax expense or benefit and IMR transfer.

Net Realized Capital Gains (Losses): Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

Federal Income Taxes: Current federal income taxes are charged or credited based upon amounts estimated to be payable or recoverable as a result of operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus except for net deferred taxes related to the unrealized appreciation or depreciation on investments, which are included in the change in unrealized capital gains (losses) on investments. Net DTAs are admitted to the extent permissible. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company files a consolidated federal income tax return with its parent, TIAA, and its subsidiaries. The consolidating companies participate in tax allocation agreements. The tax allocation agreements provide that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable by the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated return.

B-12	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Statements of Cash Flows: Noncash activities are excluded from the Statutory—Basis Statements of Cash Flows. These noncash activities for the years ended December 31, include the following (in thousands):

	2024	2023	2022

Exchange/restructure/transfer of bond investments	$38,061	$120,845	$152,152

Capitalized interest on bonds	$2,396	$2,625	$2,796

Interest credited on deposit-type contracts	$266,774	$230,650	$97,992

Application of new accounting pronouncements:

Recently issued accounting pronouncements:

In March 2024, the NAIC adopted revisions to SSAP 21R, Other Admitted Assets, to prescribe the accounting guidance (measurement method) for all residual interests regardless of legal form. Upon adoption, residual interests will be reported initially at cost. Subsequent to initial acquisition, residuals will be reported either 1) at the lower of amortized cost or fair value under the Allowable Earned Yield method, or 2) using the calculated practical expedient method. The Allowable Earned Yield method is based on a discounted cash flow methodology and allows for cash receipts to be recorded as investment income up to the calculated allowable yield, with the excess cash flow applied to the amortized cost balance. The practical expedient is a cost recovery method, resulting in no interest income recognition until the residual interest has a carrying value of zero. This guidance is effective January 1, 2025. The Company is still evaluating the impact of adoption; however, it is not currently expected to have a material impact on the financial statements.

In September 2024, the NAIC adopted revisions to SSAP 26, Bonds. The revisions permit debt securities issued by non-registered funds to qualify as issuer credit obligations (“ICO”) if the funds are functioning as operating entities and are not issuing securities for the primary purpose of raising debt capital. Companies are required to assess the purpose of a fund borrower/issuer in applying this guidance and distinguish whether a fund represents an operating entity or a securitization vehicle. The revisions are effective on January 1, 2025. The Company is still evaluating the impact of adoption; however, it is not currently expected to have a material impact on the financial statements.

Recently adopted accounting pronouncements:

In February 2024, the NAIC adopted revisions to SSAP 21R, Other Admitted Assets, to expand Schedule BA disclosures made with respect to collateral loans. Upon adoption, collateral loans shall be reported on Schedule BA based on the type of qualifying investment that secures the loan. Additionally, the total amount of collateral loans and the collateral loans admitted and non-admitted will be disclosed by qualifying investment type in a note. The revised disclosures were effective for year-end 2024 and did not have an impact on the Company’s financial statements.

In March 2024, the NAIC adopted revisions to the Annual Statement Instructions. These revisions clarify that realized and unrealized changes in perpetual preferred stock and mandatory convertible preferred stock shall be subject to the AVR (instead of IMR). These revisions were effective for year-end 2024 and did not have an impact on the Company’s financial statements.

Note 3—long-term bonds

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds at December 31, are shown below (in thousands):

	2024
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$94,130	$84	$(10,354)	$83,860

All other governments	132,111	123	(2,530)	129,704

States, territories & possessions	69,128	54	(2,880)	66,302

Political subdivisions of states, territories, & possessions	109,767	13	(11,484)	98,296

Special revenue & special assessment, non-guaranteed agencies & government	1,101,724	430	(147,711)	954,443

Industrial & miscellaneous	12,176,017	24,138	(1,197,547)	11,002,608

Total	$13,682,877	$24,842	$(1,372,506)	$12,335,213

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-13

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2024

	2023
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$109,902	$76	$(11,569)	$98,409

All other governments	89,759	283	(2,211)	87,831

States, territories & possessions	74,833	383	(1,479)	73,737

Political subdivisions of states, territories, & possessions	109,479	201	(10,238)	99,442

Special revenue & special assessment, non-guaranteed agencies & government	1,122,560	1,520	(134,553)	989,527

Industrial & miscellaneous	11,630,609	43,910	(1,149,680)	10,524,839

Total	$13,137,142	$46,373	$(1,309,730)	$11,873,785

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities that it deems to have an OTTI in value in the period that the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators, ratings agencies and various public sources; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations; and (h) the potential for impairment based on an estimated discounted cash flow analysis for loan-backed and structured securities. Where impairment is considered to be other-than-temporary, the Company recognizes a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

Unrealized Losses on Bonds: The gross unrealized losses and estimated fair values for bonds by the length of time that individual securities had been in a continuous unrealized loss position are shown in the table below (in thousands):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2024

All other bonds	$1,468,490	$(36,528)	$1,431,962	$9,557,182	$(1,177,195)	$8,379,987

Loaned-backed and structured bonds	200,963	(2,501)	198,462	1,279,394	(156,283)	1,123,111

Total	$1,669,453	$(39,029)	$1,630,424	$10,836,576	$(1,333,478)	$9,503,098

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2023

All other bonds	$216,957	$(6,820)	$210,137	$10,133,840	$(1,122,655)	$9,011,185

Loaned-backed and structured bonds	21,676	(471)	21,205	1,412,665	(179,784)	1,232,881

Total	$238,633	$(7,291)	$231,342	$11,546,505	$(1,302,439)	$10,244,066

Estimated fair values for bonds are subject to market fluctuations, including changes in interest rates. Generally, if interest rates increase, the value of bonds will decrease, and conversely a decline in general interest rates will tend to increase the value of bonds. As of December 31, 2024, 99.9% of unrealized losses were from investment grade bonds. Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other-than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final

B-14	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed and asset-backed securities are shown separately in the table below, as they are not due at a single maturity date (in thousands):

	December 31, 2024		December 31, 2023
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value

Due in one year or less	$558,547	$553,838	$249,044	$246,233

Due after one year through five years	4,052,054	3,928,659	3,221,609	3,071,351

Due after five years through ten years	3,896,887	3,452,114	4,479,762	4,025,555

Due after ten years	3,438,869	2,819,983	3,607,444	3,129,452

Subtotal	11,946,357	10,754,594	11,557,859	10,472,591

Residential mortgage-backed securities	445,656	393,287	491,665	439,790

Commercial mortgage-backed securities	910,791	823,128	746,466	641,442

Asset-backed securities	380,073	364,204	341,152	319,963

Subtotal	1,736,520	1,580,619	1,579,283	1,401,195

Total	$13,682,877	$12,335,213	$13,137,142	$11,873,786

The following table presents the carrying value of the long-term bond portfolio by investment grade as of December 31, (in thousands):

	2024		2023

NAIC 1 and 2	$13,549,506	99.0%	$13,069,532	99.5%

NAIC 3 through 6	133,371	1.0	67,610	0.5

Total	$13,682,877	100.0%	$13,137,142	100.0%

Bond Diversification: The carrying values of long-term bond investments were diversified by the following classification at December 31, as follows:

	2024	2023

Finance and financial services	24.6%	24.4%

Manufacturing	15.0	15.3

Public Utilities	11.0	11.2

Services	8.3	8.3

Revenue and special obligations	7.3	7.7

Commercial mortgage-backed securities	6.7	5.7

Real estate investment trusts	4.9	5.3

Oil and gas	5.2	4.8

Residential mortgage-backed securities	3.3	3.7

Communications	3.5	3.2

Retail & Wholesale Trade	3.1	3.2

Transportation	2.6	2.7

Asset-backed securities	2.8	2.6

Other governments	0.6	0.7

Mining	0.6	0.6

U.S. governments	0.2	0.3

Other	0.3	0.3

Total	100.0%	100.0%

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-15

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2024

Note 4—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31, are as follows (in thousands):

	2024	2023	2022

Bonds	$459,259	$439,192	$406,788

Stocks	357	357	357

Other invested assets	333	335	336

Cash, cash equivalents and short-term investments	4,937	2,578	606

Contract loans	2,976	2,567	2,115

Total gross investment income	467,862	445,029	410,202

Investment expenses	(11,180)	(12,172)	(11,984)

Net investment income before amortization/(accretion) of IMR	456,682	432,857	398,218

Amortization/(accretion) of IMR	(321)	2,938	6,267

Net investment income	$456,361	$435,795	$404,485

The gross, nonadmitted and admitted amounts for interest income due and accrued for the years ended December 31, 2024, 2023 and 2022 are as follows (in thousands):

Interest Income Due and Accrued	2024	2023

Gross	$109,830	$103,762

Nonadmitted	—	—

Total Admitted	$109,830	$103,762

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions of investments and write-downs due to OTTI for the years ended December 31, are as follows (in thousands):

	2024	2023	2022

Bonds	$2,244	$(35,025)	$17,455

Cash, cash equivalent and short-term investments	11	20	27

Total before capital gain (loss) tax and transfers to IMR, net of taxes	2,255	(35,005)	17,482

Transfers to IMR, net of taxes	(1,829)	27,660	(13,848)

Capital gain/loss tax benefit (expense)	114	7,821	(4,476)

Net realized capital gains (losses) less capital gains tax, after transfers to IMR	$540	$476	$(842)

Write-downs of investments resulting from OTTI, included in the preceding table, are as follows for the years ended December 31 (in thousands):

	2024	2023	2022

Other-than-temporary impairments:

Bonds	$1,431	$2,954	$2,713

Information related to the sales of long term bonds for the years ended December 31 are as follows (in thousands):

	2024	2023	2022

Proceeds from sales	$422,888	$353,109	$1,479,024

Gross gains on sales	$6,623	$645	$27,902

Gross losses on sales	$3,141	$26,235	$4,130

The Company generally holds its investments until maturity. The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

B-16	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Note 5—disclosures about fair value of financial instruments

Fair value of financial instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price in a hypothetical market. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by net asset value (“NAV”), at December 31, 2024 (in thousands):

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Assets:

Bonds	$12,335,213	$13,682,877	$—	$12,331,540	$3,673

Preferred stock	10,436	13,547	5,147	5,289	—

Other invested assets	4,647	4,569	—	4,647	—

Separate account assets	4,788,915	4,788,915	4,763,074	25,841	—

Contract loans	70,223	70,223	—	—	70,223

Cash, cash equivalent & short term investments	128,811	128,781	11,062	117,749	—

Total	$17,338,245	$18,688,912	$4,779,283	$12,485,066	$73,896

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-17

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2024

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$9,518,197	$9,518,197	$—	$—	$9,518,197

Separate account liabilities	4,775,413	4,775,413	—	—	4,775,413

Total	$14,293,610	$14,293,610	$—	$—	$14,293,610

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by NAV, at December 31, 2023 (in thousands):

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Assets:

Bonds	$11,873,785	$13,137,142	$—	$11,869,309	$4,476

Preferred stock	7,746	9,755	1,355	6,391	—

Other invested assets	4,741	4,596	—	4,741	—

Separate account assets	4,465,616	4,465,616	4,443,608	22,008	—

Contract loans	62,247	62,247	—	—	62,247

Cash, cash equivalent & short term investments	263,878	263,877	—	263,878	—

Total	$16,678,013	$17,943,233	$4,444,963	$12,166,327	$66,723

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$9,024,907	$9,024,907	$—	$—	$9,024,907

Separate account liabilities	4,453,431	4,453,431	—	—	4,453,431

Total	$13,478,338	$13,478,338	$—	$—	$13,478,338

The estimated fair values of the financial instruments presented above were determined by the Company using market information available as of December 31, 2024 and 2023. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Preferred stocks and separate account assets in Level 1 primarily include exchange traded equities and mutual fund investments valued by the respective mutual fund companies. Cash in Level 1 represents cash on hand.

Level 2 financial instruments

Bonds in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Preferred stocks included in Level 2 include those which are traded in an inactive market for which prices for identical securities are not available. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

B-18	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Other invested assets in Level 2 represent surplus notes and are valued by a third party pricing vendor using primarily observable market inputs. Observable inputs include benchmark yields, reported trades, market dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

Separate account assets in Level 2 consist principally of corporate bonds, short term government agency notes and commercial paper.

Cash included in Level 2 consist of outstanding disbursements in excess of cash on hand and are valued based on the carrying value of the outstanding disbursement, which approximates fair value. Cash equivalents and short term investments in Level 2 are valued principally by third party services using market observable inputs.

Level 3 financial instruments

Valuation techniques for bonds included in Level 3 are generally the same as those described in Level 2 except that the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

Contract loans are fully collateralized by the cash surrender value of underlying insurance policies and are valued based on the carrying value of the loan, which approximates fair value, and are classified as Level 3.

Separate account liabilities are accounted for at fair value, except for deposit-type contracts, and reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Deposit-type contracts are valued based on the accumulated account value, which approximates fair value, and are classified as Level 3.

Assets and liabilities measured and reported at fair value

The following table provides information about the Company’s financial assets and liabilities measured and reported at fair value, with no fair values approximated by NAV, at December 31 (in thousands):

	2024
	Level 1	Level 2	Level 3	Total

Assets at fair value:

Preferred stock	$5,147	$—	$—	$5,147

Separate account assets	4,763,074	25,841	—	4,788,915

Total assets at fair value	$4,768,221	$25,841	$—	$4,794,062

Total liabilities at fair value	$—	$—	$—	$—

	2023
	Level 1	Level 2	Level 3	Total

Assets at fair value:

Preferred Stock	$1,355	$—	$—	$1,355

Separate account assets	4,443,608	22,008	—	4,465,616

Total assets at fair value	$4,444,963	$22,008	$—	$4,466,971

Total liabilities at fair value	$—	$—	$—	$—

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

At December 31, 2024 and 2023, there are no assets or liabilities measured and reported at fair value using Level 3 inputs. The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-19

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2024

Note 6—restricted assets

The following table provides information on amounts and the nature of assets pledged to others as collateral or otherwise restricted by the Company as of December 31 (in thousands):

	2024
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

On deposit with states	$3,362	$—	$—	$—	$3,362	$3,300	$61	$—	$3,362	0.018%	0.018%

	2023
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

On deposit with states	$3,300	$—	$—	$—	$3,300	$7,897	$(4,597)	$—	$3,300	0.018%	0.018%

Note 7—premiums and annuity considerations deferred and uncollected

Premium and annuity considerations deferred and uncollected at December 31 (in thousands):

	2024		2023
	Gross	Net of Loading	Gross	Net of Loading

Ordinary renewal	$17,415	$42,987	$21,083	$49,620

Total	$17,415	$42,987	$21,083	$49,620

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium that is due and unpaid at the reporting date. Net premium is the amounts used in the calculation of reserves.

Note 8—separate accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2024, the Company reported separate account assets and liabilities for the following products: variable life, variable annuity, fixed annuity, and group life.

The Company’s Separate Account VLI-1 (“VLI-1”) was established under New York law on May 23, 2001, for the purpose of issuing and funding flexible premium variable universal life insurance policies and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). The assets of this account are carried at fair value.

The Company’s Separate Account VLI-2 (“VLI-2”) was established under New York law on February 15, 2012, for the purpose of issuing and funding group and individual variable life insurance policies and is registered with the Commission as a unit investment trust under the 1940 Act. The assets of this account are carried at fair value.

The Company’s Separate Account VA-1 (“VA-1”) was established under New York law on July 27, 1998, for the purpose of funding individual non-qualified variable annuities and is registered with the Commission as a unit investment trust under the 1940 Act. The assets of this account are carried at fair value.

The Company’s Separate Account MVA-1 (“MVA-1”) was established on July 23, 2008, as a non-unitized Separate Account that supports flexible premium deferred fixed annuity contracts subject to withdrawal charges and a market value adjustment feature. The assets of this account are carried at fair value.

B-20	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classifications of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference

TIAA Life VLI -1	Variable life	Section 4240 of the New York Insurance Law

TIAA Life VLI-2	Variable life	Section 4240 of the New York Insurance Law

TIAA Life VA-1	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Life MVA-1	Fixed annuity	Section 4240 of the New York Insurance Law

In accordance with the provisions of the separate account products, some assets are considered legally insulated while others are not legally insulated from the General Account. Legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the General Account.

The Company’s “Separate account” assets includes both assets legally insulated and not legally insulated from the General Account at December 31, as follows (in thousands):

	2024		2023
	Separate Account Assets		Separate Account Assets
Product	Legally Insulated	Not Legally Insulated	Legally Insulated	Not Legally Insulated

TIAA Life VLI -1	$545,782	$—	$480,535	$—

TIAA Life VLI-2	315,313	—	274,544	—

TIAA Life VA-1	3,900,272	—	3,682,926	—

TIAA Life MVA-1	—	27,548	—	27,611

Total	$4,761,367	$27,548	$4,438,005	$27,611

In accordance with the specific rules for products recorded within the separate account, some separate account liabilities are guaranteed by the General Account.

The amount paid for risk charges is not explicit, but rather embedded within the mortality and expense charges. The separate accounts had no reserves for asset default risk that were recorded in lieu of contributions to AVR.

Although the Company owns the assets of these separate accounts, the separate accounts’ income, investment gains and investment losses are credited to or charged against the assets of the separate accounts without regard to the Company’s other income, gains or losses.

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in thousands):

	2024
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$1,345	$—	$145,714	$147,059

Reserves

For accounts with assets at:

Fair value	$8,481	$5,252	$4,761,132	$4,774,865

Amortized cost	—	—	—	—

Total reserves	$8,481	$5,252	$4,761,132	$4,774,865

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$8,481	$5,252	$—	$13,733

At fair value	—	—	4,761,132	4,761,132

Not subject to discretionary withdrawal	—	—	—	—

Total reserves	$8,481	$5,252	$4,761,132	$4,774,865

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-21

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2024

	2023
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums,considerations,ordeposits	$810	$—	$151,027	$151,837

Reserves

For accounts with assets at:

Fair value	$12,603	$2,824	$4,438,051	$4,453,478

Amortized cost	—	—	—	—

Total reserves	$12,603	$2,824	$4,438,051	$4,453,478

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$12,103	$2,824	$—	$14,926

At fair value	—	—	4,438,051	4,438,051

Not subject to discretionary withdrawal	500	—	—	500

Total reserves	$12,603	$2,824	$4,438,051	$4,453,477

	2022
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations, or deposits	$259	$—	$165,168	$165,427

Reserves

For accounts with assets at:

Fair value	$15,101	$—	$3,937,593	$3,952,694

Amortized cost	—	—	—	—

Total reserves	$15,101	$—	$3,937,593	$3,952,694

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$14,751	$—	$—	$14,751

At fair value	—	—	3,937,593	3,937,593

Not subject to discretionary withdrawal	350	—	—	350

Total reserves	$15,101	$—	$3,937,593	$3,952,694

The following is a reconciliation of transfers to (from) the Company to the Separate Accounts (in thousands):

	2024	2023	2022

Transfers as reported in the Summary of Operations of the separate accounts statement:

Transfers to separate accounts	$148,282	$151,074	$164,515

Transfers from separate accounts	(372,046)	(284,116)	(241,408)

Net transfers to (from) separate accounts	(223,764)	(133,042)	(76,893)

Reconciling adjustments:

Fund transfer exchange gain (loss)	(155)	127	(381)

Transfers as reported in the Company’s Statements of Operations	$(223,919)	$(132,915)	$(77,274)

Note 9—related party transactions

The majority of services for the operation of the Company are provided at cost by TIAA pursuant to a Service Agreement. Expense payments under the Service Agreement are made monthly by the Company to TIAA based on TIAA’s costs for providing such services. TIAA’s costs include employee benefit expenses, which are allocated based on salaries attributable to the Company. The Company also pays TIAA for investment advisory services and other administrative services for the Company’s insurance general account in accordance with an Investment Management Agreement. Further, TIAA entered into Investment Management Agreements with Teachers Advisors, LLC (“TAL”) and Nuveen Alternatives Advisors, LLC, each an indirect wholly-owned subsidiary

B-22	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

of TIAA, appointing such affiliated advisors with authority to manage investments held within the Company’s general account. The Company made payments to TIAA for the years ended December 31, as follows (in thousands):

	2024	2023	2022

Payments to TIAA

Operating expenses	$44,797	$50,057	$49,846

Investment expenses	10,425	10,674	11,400

Total	$55,222	$60,731	$61,246

TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA, is authorized to distribute contracts for the Separate Accounts. Expenses associated with the distribution services agreement for the years ended December 31, are as follows (in thousands):

	2024	2023	2022

Payments to Services	$63	$535	$1,441

The Company has a service agreement with TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned subsidiary of TIAA, for management of certain funding agreements related to qualified state tuition programs. Payments associated with this Service Agreement for the years ended December 31 are as follows (in thousands):

	2024	2023	2022

Payments to TFI	$26,859	$32,658	$25,351

The Company has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that the Company will have the greater of (a) capital and surplus of $250,000 thousand or (b) the amount of capital and surplus necessary to maintain the Company’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or such other amount as necessary to maintain the Company’s financial strength ratings at least the same as TIAA’s rating. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any creditor of the Company with recourse to TIAA. During 2024, 2023, and 2022, there were no contributions from TIAA to the Company.

The Company maintains a $100,000 thousand unsecured 364-day revolving line of credit with TIAA. This line has an expiration date of June 27, 2025. As of December 31, 2024, $75,000 thousand of this facility was maintained on a committed basis and there was no balance outstanding. The Company pays a commitment fee of 8 basis points (“bps”) on the unused portion of the committed facility. The circumstances for withdrawal are industry standard and generally relate to deterioration of credit quality or illegal actions. The Company believes it was in compliance with all applicable financial covenants at December 31, 2024.

At December 31, 2024 or 2023, respectively, the Company has the following as amounts due to Parent and affiliates, which are reported in “Other liabilities” (in thousands):

	2024	2023

Amounts due to Parent and affiliates	$7,078	$9,201

Note 10—federal income taxes

The application of SSAP No. 101 Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. Based on the weight of all available evidence, the Company has not recorded a valuation allowance on DTAs at December 31, 2024 or December 31, 2023.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-23

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2024

The components of net DTAs and DTLs at December 31, are as follows (in thousands):

	2024			2023			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

a) Gross deferred tax assets	$47,540	$3,855	$51,395	$48,491	$4,374	$52,865	$(951)	$(519)	$(1,470)

b) Statutory valuation allowance adjustments	—	—	—	—	—	—	—	—	—

c) Adjusted gross deferred tax assets (a–b)	47,540	3,855	51,395	48,491	4,374	52,865	(951)	(519)	(1,470)

d) Deferred tax assets non-admitted	32,980	2,758	35,738	31,271	4,073	35,344	1,709	(1,315)	394
e) Subtotal net admitted deferred tax asset (c- d)	14,560	1,097	15,657	17,220	301	17,521	(2,660)	796	(1,864)
f) Deferred tax liabilities	1,978	1,097	3,075	2,680	301	2,981	(702)	796	94

g) Net admitted deferred tax assets/(net deferred tax liability) (e–f)	$12,582	$—	$12,582	$14,540	$—	$14,540	$(1,958)	$—	$(1,958)

	2024			2023			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

Admission Calculation Components SSAP No. 101 (in thousands)

a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

b) Adjusted gross DTA expected to be realized (excluding the amount of DTA from (a) above after application of the threshold limitation.(The lesser of (b)1 and (b)2 below)	12,582	—	12,582	14,540	—	14,540	(1,958)	—	(1,958)
1. Adjusted gross DTA expected to be realized following the balance sheet date	12,582	—	12,582	14,540	—	14,540	(1,958)	—	(1,958)
2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	121,799	XXX	XXX	122,608	XXX	XXX	(809)

c) Adjusted gross DTA (excluding the amount of DTA from (a) and (b) above) offset by gross DTL	1,978	1,097	3,075	2,680	301	2,981	(702)	796	94

d) DTA admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$14,560	$1,097	$15,657	$17,220	$301	$17,521	$(2,660)	$796	$(1,864)

	2024	2023

(a) Ratio percentage used to determine recovery period and threshold limitation amount	1,039%	1,082%

(b) Amount of adjusted capital and surplus used to determine the threshold limitation in (b)2 above (in thousands)	$811,996	$817,386

	12/31/2024		12/31/2023		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary	(6) (Col 2–4) Capital

Impact of Tax Planning Strategies: (in thousands)

Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage

Adjusted gross DTA	$47,540	$3,855	$48,491	$4,374	$(951)	$(519)

Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross DTA	$14,560	$1,097	$17,220	$301	$(2,660)	$796

Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

B-24	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

The Company does not have DTLs that are not recognized.

The Company does not use reinsurance in its tax planning strategies.

Current income taxes incurred consist of the following major components for the year-ended December 31, (in thousands):

	2024	2023	2022

Current income tax:

Federal income tax expense	$13,325	$13,284	$34,060

Foreign taxes	—	—	—

Subtotal	$13,325	$13,284	$34,060

Federal income taxes expense/(benefit) on net capital gains/(losses)	(114)	(7,821)	4,256

Other	(336)	780	940

Federal and foreign income tax expense	$12,875	$6,243	$39,256

	12/31/2024	12/31/2023	Change

Deferred tax assets:

Ordinary:

Policyholder reserves	$11,536	$10,304	$1,232

Deferred acquisition costs	34,812	36,818	(2,006)

Other	1,192	1,369	(177)

Subtotal	$47,540	$48,491	$(951)

Non-admitted	32,980	31,271	1,709

Admitted ordinary deferred tax assets	$14,560	$17,220	$(2,660)

Capital:

Investments	$3,855	$4,374	$(519)

Net capital loss carry-forward	—	—	—

Subtotal	$3,855	$4,374	$(519)

Statutory valuation allowance adjustment	$—	$—	$—

Non-admitted	2,758	4,073	(1,315)

Admitted capital deferred tax assets	1,097	301	796

Admitted deferred tax assets	$15,657	$17,521	$(1,864)

Deferred tax liabilities:

Ordinary:

Reserve transition adjustment	$680	$1,359	$(679)

Investments	1,203	1,266	(63)

Other	95	55	40

Subtotal	$1,978	$2,680	$(702)

Capital:

Investments	$1,097	$301	$796

Deferred tax liabilities	$3,075	$2,981	$94

Net admitted deferred tax assets/liabilities	$12,582	$14,540	$(1,958)

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-25

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2024

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2024, are as follows (in thousands):

Description	Tax Effect	Effective Tax Rate

Provision computed at statutory rate	$16,066	21.00%

Dividends received deduction	(2,004)	(2.62)

Amortization of interest maintenance reserve	67	0.09

Tax-exempt interest	(36)	(0.05)

Liability for unauthorized reinsurance	12	0.02

Prior year true-up	(533)	(0.70)

Nonadmitted assets and other permanent differences	71	0.09

Total statutory income taxes	$13,643	17.83%

Federal and foreign income tax expense—ordinary	$12,989	16.98%

Federal and foreign income tax expense—capital	(114)	(0.15)

Change in net deferred income tax charge (benefit)	768	1.00

Total statutory income taxes	$13,643	17.83%

At December 31, 2024, the Company had no net operating loss (“NOL”) carry forwards or capital loss carry forwards.

Income tax, ordinary and capital available for recoupment from its parent, TIAA, in the event of future net losses include (in thousands):

Year Incurred	Ordinary	Capital	Total

2022	$—	$4,256	$4,256

2023	—	—	—

2024	—	—	—

Total	$—	$4,256	$4,256

There were no deposits to suspend interest on potential underpayments reported as admitted assets under IRC Section 6603 as the Company maintains NOL carryforwards.

The Company files a consolidated federal income tax return with its Parent and its affiliates:

1) 730 Texas Forest Holdings, Inc.

2) GreenWood Resources, Inc.

3) MyVest Corporation

4) NIS/R&T, Inc.*

5) Nuveen Holdings, Inc.*

6) Nuveen Holdings 1, Inc.*

7) Nuveen Investments, Inc.*

8) Nuveen Investments Holdings, Inc.*

9) Nuveen Securities, LLC*

10) T-C SP, Inc.

11) Teachers Insurance and Annuity Association of America

12) Terra Land Company

13) TIAA Board of Governors

14) TIAA-CREF Tuition Financing, Inc.

15) TIAA Trust, N.A.

16) Westchester Group Farm Management, Inc.

17) Westchester Group Investment Management Holding Company, Inc.

18) Westchester Group Investment Management, Inc.

19) Westchester Group Real Estate, Inc.

All consolidating companies, excluding those denoted with an asterisk (*) above, participate in a tax sharing agreement under the following criteria. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and

B-26	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies included in this agreement are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

The companies denoted with an asterisk above (collectively, “Nuveen subgroup”), are subject to a separate tax sharing agreement, under which current federal income tax expense (benefit) is computed on a separate subgroup return basis. Under the Agreement, Nuveen Holdings 1, Inc (“Nuveen”) makes payments to TIAA for amounts equal to the federal income payments that the Nuveen subgroup would be obliged to pay the federal government if the Nuveen subgroup had actually filed a separate consolidated tax return. Nuveen is reimbursed for the subgroup losses to the extent that the subgroup tax return reflects a tax benefit that the Nuveen subgroup could have carried back to a prior consolidated return year.

The Company’s tax years 2018 through 2020 are currently under examination by the Internal Revenue Service (“IRS’), and tax years 2021 through 2023 are open for examination.

Corporate Alternative Minimum Taxes

The Inflation Reduction Act (“Act”) was enacted on August 16, 2022. The Act included a new corporate alternative minimum tax (“CAMT”) which is a 15 percent tax on an applicable corporation’s adjusted financial statement income for the tax year, reduced by corporate alternative minimum foreign tax credits. The tax is effective starting with tax year 2023 for applicable corporations.

Pursuant to guidance released by the Statutory Accounting Principles Working Group (“SAPWG”) within INT 23-03, the Company has determined as of the reporting date that it will not be an applicable entity and will not be liable for CAMT in 2024.

Note 11—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151 and Actuarial Guideline 33 as applicable.

The Company maintains excess reserves based on VM-21 and Regulation 213 at the level of $1,163 thousand and $1,577 thousand as of December 31, 2024 and 2023, respectively. On this basis, the Company determined that the Company’s reserves are sufficient to meet its obligations.

The Company performed asset adequacy analysis to test the adequacy of its reserves in light of the assets supporting such reserves. This analysis reflected the requirements of the NYDFS and the NYDFS Special Considerations Letter, which specifies certain requirements related to reserves and asset adequacy analysis. The Company determined that its reserves are sufficient to meet its obligations for the years ending December 31, 2024 and 2023.

For the years ended December 31, 2024 and 2023, the Company did not have any Group Annuity reserves.

Withdrawal characteristics of individual annuity reserves and deposit-type contracts at December 31 are as follows (in thousands):

	2024
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

INDIVIDUAL ANNUITIES:

Subject to Discretionary Withdrawal:

With Market Value Adjustment	$—	$13,732	$—	$13,732	0.3%

At fair value	—	—	3,831,998	3,831,998	80.7%

Total with market value adjustment or at fair value	$—	$13,732	$3,831,998	$3,845,730	81.0%

At book value without adjustment (minimal or no charge or adjustment)	759,527	—	—	759,527	16.0%

Not subject to discretionary withdrawal	142,883	—	—	142,883	3.0%

Total (direct + assumed)	$902,410	$13,732	$3,831,998	$4,748,140	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$902,410	$13,732	$3,831,998	$4,748,140

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-27

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2024

	2023
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

INDIVIDUAL ANNUITIES:

Subject to Discretionary Withdrawal:

With Market Value Adjustment	$—	$14,926	$—	$14,926	0.4%

At fair value	—	—	3,622,778	3,622,778	78.0%

Total with market value adjustment or at fair value	$—	$14,926	$3,622,778	$3,637,704	78.4%

At book value without adjustment (minimal or no charge or adjustment)	864,978	—	—	864,978	18.6%

Not subject to discretionary withdrawal	139,502	—	—	139,502	3.0%

Total (direct + assumed)	$1,004,480	$14,926	$3,622,778	$4,642,184	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$1,004,480	$14,926	$3,622,778	$4,642,184

	2024
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

DEPOSIT-TYPE CONTRACTS

(no life contingencies):

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$69,484	$69,484	0.7%

At book value without adjustment (minimal or no charge or adjustment)	9,346,879	—	—	9,346,879	97.5%

Not subject to discretionary withdrawal	171,318	—	—	171,318	1.8%

Total (direct + assumed)	$9,518,197	$—	$69,484	$9,587,681	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$9,518,197	$—	$69,484	$9,587,681

			2023
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$62,402	$62,402	0.7%

At book value without adjustment (minimal or no charge or adjustment)	8,863,586	—	—	8,863,586	97.5%

Not subject to discretionary withdrawal	161,321	—	—	161,321	1.8%

Total (direct + assumed)	$9,024,907	$—	$62,402	$9,087,309	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$9,024,907	$—	$62,402	$9,087,309

B-28	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

The following tables provide the life actuarial reserves by withdrawal characteristics for the years ended December 31, (in thousands):

		2024
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$2,007,818	$2,007,847	$2,042,513

Variable Universal Life	363,858	363,249	375,115

Not subject to discretionary withdrawal or no cash values:

Term Policies without Cash Value	—	—	566,866

Disability—Active Lives	—	—	12,542

Disability—Disabled Lives	—	—	2,801

Miscellaneous Reserves	—	—	19,726

Total (direct + assumed)	$2,371,676	$2,371,096	$3,019,563

Reinsurance Ceded	—	—	411,494

Total (net)	$2,371,676	$2,371,096	$2,608,069

		2023
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$2,027,931	$2,027,987	$2,057,285

Variable Universal Life	363,262	362,288	373,344

Not subject to discretionary withdrawal or no cash values:

Term Policies without Cash Value	—	—	588,263

Disability—Active Lives	—	—	12,484

Disability—Disabled Lives	—	—	2,605

Miscellaneous Reserves	—	—	21,214

Total (direct + assumed)	$2,391,193	$2,390,275	$3,055,195

Reinsurance Ceded	—	—	428,055

Total (net)	$2,391,193	$2,390,275	$2,627,140

		2024
	Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Variable Universal Life	$861,130	$859,649	$859,649

Reinsurance Ceded	—	—	—

Total (net)	$861,130	$859,649	$859,649

		2023
	Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Variable Universal Life	$755,230	$752,871	$752,871

Reinsurance Ceded	—	—	—

Total (net)	$ 755,230	$ 752,871	$ 752,871

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-29

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2024

For Ordinary Life Insurance (including term plans, universal life and variable universal life), reserves for all policies are calculated in accordance with New York State Insurance Regulation 147 using the 1980 CSO Table, 2001 CSO Table, or 2017 CSO Table and interest rates of 3% through 5%. Term conversion reserves are based on the Company’s term conversion mortality experience and interest at 4%.

Substandard extra reserves on Traditional Life contracts are calculated for policies issued with substandard ratings in accordance with higher mortality factors and premiums. The reserves are calculated on the basis of the higher mortality rates that correspond with the higher charged premiums.

Liabilities for incurred but not reported life insurance claims are based on historical experience and are set equal to a percentage of expected claims. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. The Company has no policies where the surrender values were in excess of the legally computed reserves as of December 31, 2024 or 2023. The Company has $29,605,695 thousand and $33,288,012 thousand of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of New York as of December 31, 2024 and 2023, respectively. Premium deficiency reserves related to the above insurance total $4,560 thousand and $5,273 thousand at December 31, 2024 and 2023, respectively.

For retained assets, an accumulation account issued from the proceeds of annuity and life insurance policies, reserves are held equal to the current account balances.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost have all been determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest has been determined from the basic data.

Note 12—reinsurance

Reinsurance transactions included in the statutory—basis statements of operations within “Insurance and annuity premiums and other considerations” are as follows for the years ended December 31 (in thousands):

	2024	2023	2022

Direct premiums	$285,819	$298,430	$345,006

Ceded premiums	(79,619)	(81,354)	(86,708)

Net premiums	$206,200	$217,076	$258,298

The major lines in the accompanying financial statements that were reduced (increased) by the effect of these reinsurance agreements include the following for the years ended December 31 (in thousands):

	2024	2023	2022

Reinsurance ceded:

Insurance and annuity premiums and other considerations	$79,619	$81,354	$86,708

Policy and contract benefits	$65,777	$92,460	$60,233

Increase/(decrease) in policy and contract reserves	$(14,033)	$40,894	$(19,195)

Reserves for life and health, annuities and deposit-type contracts	$617,849	$631,521	$586,225

Note 13—capital and surplus and shareholders’ dividends restrictions

The portion of unassigned surplus (deficit) increased or (reduced) by each item below as of December 31 are as follows (in thousands):

	2024	2023	2022

Change in net unrealized capital gains (losses), net of taxes	$2,995	$299	$(825)

Change in asset valuation reserve	$(13,979)	$(11,942)	$(12,844)

Change in net deferred federal income tax	$(768)	$(393)	$(1,282)

Change in non-admitted assets	$2,866	$2,119	$3,684

Change in liability for reinsurance of unauthorized companies	$55	$1,362	$5,260

Change in surplus of separate accounts	$(18)	$345	$(1,011)

Dividends to stockholders	$(60,300)	$(118,100)	$(83,900)

B-30	Statement of Additional Information ∎ TC Life Insurance Company Financials

concluded

As of December 31, 2024 and 2023, the portion of unassigned surplus (deficit) represented by cumulative net unrealized gains and losses, gross of deferred taxes, was $4,964 thousand and $1,172 thousand, respectively.

The Company received no additional paid-in capital contributions for the years ended December 31, 2024, 2023 and 2022.

Capital: The Company has 2,500 shares of common stock authorized, issued and outstanding. All shares are Class A. The Company has no preferred stock outstanding.

Dividend Restrictions: Under the NYIL, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend under the earned surplus standard or the surplus only standard, but not both. The earned surplus standard allows a dividend to be paid out of earned surplus as long as the aggregated amount of all such dividends in any calendar year does not exceed the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year or (ii) its net income for the immediately preceding calendar year (excluding realized capital gains), provided the dividends do not exceed 30% of its surplus to policyholders as of the immediately preceding calendar year. Earned surplus is the positive surplus excluding 85% of the change in net unrealized capital gains (losses) on investments, net of taxes, for the immediately preceding calendar year. The surplus only standard allows a dividend to be paid when the Company does not have earned surplus as long as the aggregate amount of all such dividends in any calendar year does not exceed the lessor of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year or (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company paid an ordinary dividend to TIAA, its shareholder, in the amount of $60,300 thousand, $118,100 thousand and $83,900 thousand for the years ended December 31, 2024, 2023, and 2022, respectively. The Company’s dividends are not on a cumulative basis.

Note 14—contingencies

It is the opinion of management that any liabilities which might arise from litigation, state guaranty fund assessments, and other matters, over and above amounts already provided for in the financial statements, are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas, examinations, or other inquiries from state and federal regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; the SEC and federal governmental authorities. The Company cooperates in connection with these inquiries and believes the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position.

Note 15—subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 11, 2025, the date the financial statements were available to be issued.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-31